UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

June 30, 2014

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds

Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds

Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund

Money Market Fund

U.S. Government Money Market Fund

RVATB1-SEMI-3-0614x1214	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REP ORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2013	June 30, 2014	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.58%	9.71%	$1,000.00	$1,097.10	$ 8.22
Inverse S&P 500® Strategy Fund	1.71%	(7.89%)	1,000.00	921.10	8.15
NASDAQ-100® Fund	1.60%	6.98%	1,000.00	1,069.80	8.21
Inverse NASDAQ-100® Strategy Fund	1.76%	(8.71%)	1,000.00	912.90	8.35
S&P 500® 2x Strategy Fund	1.73%	12.74%	1,000.00	1,127.40	9.13
NASDAQ-100® 2x Strategy Fund	1.75%	13.97%	1,000.00	1,139.70	9.28
Mid-Cap 1.5x Strategy Fund	1.71%	9.90%	1,000.00	1,099.00	8.90
Inverse Mid-Cap Strategy Fund	1.71%	(8.44%)	1,000.00	915.60	8.12
Russell 2000® 2x Strategy Fund	1.77%	3.97%	1,000.00	1,039.70	8.95
Russell 2000® 1.5x Strategy Fund	1.77%	3.19%	1,000.00	1,031.90	8.92
Inverse Russell 2000® Strategy Fund	1.76%	(5.13%)	1,000.00	948.70	8.50
Dow 2x Strategy Fund	1.74%	3.67%	1,000.00	1,036.70	8.79
Inverse Dow 2x Strategy Fund	1.75%	(7.61%)	1,000.00	923.90	8.35
Government Long Bond 1.2x Strategy Fund	1.26%	15.87%	1,000.00	1,158.70	6.74
Inverse Government Long Bond Strategy Fund	4.20%	(12.94%)	1,000.00	870.60	19.48
U.S. Government Money Market Fund	0.05%	0.00%	1,000.00	1,000.00	0.25

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.58%	5.00%	$1,000.00	$1,016.96	$ 7.90
Inverse S&P 500® Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
NASDAQ-100® Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Inverse NASDAQ-100® Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
S&P 500® 2x Strategy Fund	1.73%	5.00%	1,000.00	1,016.22	8.65
NASDAQ-100® 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Mid-Cap 1.5x Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Inverse Mid-Cap Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Russell 2000® 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Russell 2000® 1.5x Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Inverse Russell 2000® Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Dow 2x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Inverse Dow 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Government Long Bond 1.2x Strategy Fund	1.26%	5.00%	1,000.00	1,018.55	6.31
Inverse Government Long Bond Strategy Fund	4.20%	5.00%	1,000.00	1,003.97	20.87
U.S. Government Money Market Fund	0.05%	5.00%	1,000.00	1,024.55	0.25

[1]	This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.71%. Excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2014

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.2%
Exxon Mobil Corp.	1.7%
Microsoft Corp.	1.2%
Johnson & Johnson	1.1%
General Electric Co.	1.0%
Wells Fargo & Co.	1.0%
Chevron Corp.	1.0%
Berkshire Hathaway, Inc. — Class B	0.9%
JPMorgan Chase & Co.	0.8%
Procter & Gamble Co.	0.8%
Top Ten Total	11.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
NOVA FUND

	Shares	Value

COMMON STOCKS† - 66.8%

INFORMATION TECHNOLOGY - 12.6%
Apple, Inc.	8,238	$765,557
Microsoft Corp.	10,278	428,593
International Business Machines Corp.	1,298	235,288
Google, Inc. — Class A*	389	227,437
Google, Inc. — Class C*	389	223,784
Intel Corp.	6,800	210,120
Oracle Corp.	4,693	190,207
QUALCOMM, Inc.	2,312	183,109
Cisco Systems, Inc.	7,002	174,000
Facebook, Inc. — Class A*	2,352	158,266
Visa, Inc. — Class A	689	145,178
MasterCard, Inc. — Class A	1,378	101,242
Hewlett-Packard Co.	2,554	86,019
eBay, Inc.*	1,556	77,893
EMC Corp.	2,794	73,594
Texas Instruments, Inc.	1,477	70,586
Accenture plc — Class A	870	70,331
Automatic Data Processing, Inc.	662	52,483
Micron Technology, Inc.*	1,466	48,305
Adobe Systems, Inc.*	629	45,514
Yahoo!, Inc.*	1,278	44,896
salesforce.com, Inc.*	772	44,838
Cognizant Technology Solutions
Corp. — Class A*	835	40,840
Corning, Inc.	1,788	39,247
Applied Materials, Inc.	1,663	37,501
TE Connectivity Ltd.	563	34,816
SanDisk Corp.	307	32,060
Intuit, Inc.	392	31,568
Broadcom Corp. — Class A	756	28,063
Western Digital Corp.	282	26,029
Seagate Technology plc	448	25,455
Avago Technologies Ltd.	340	24,504
Analog Devices, Inc.	431	23,304
Fidelity National Information
Services, Inc.	397	21,732
Symantec Corp.	943	21,595
Amphenol Corp. — Class A	216	20,809
Motorola Solutions, Inc.	312	20,770
Fiserv, Inc.*	337	20,328
Alliance Data Systems Corp.*	71	19,969
Xerox Corp.	1,493	18,573
Paychex, Inc.	446	18,536
Autodesk, Inc.*	313	17,647
Xilinx, Inc.	366	17,315
NetApp, Inc.	454	16,580
KLA-Tencor Corp.	227	16,489
Juniper Networks, Inc.*	651	15,976
Electronic Arts, Inc.*	433	15,532
Linear Technology Corp.	320	15,062
Altera Corp.	429	14,912
Akamai Technologies, Inc.*	243	14,838
Lam Research Corp.	219	14,800
NVIDIA Corp.	768	14,239
Red Hat, Inc.*	256	14,149
Citrix Systems, Inc.*	225	14,074
Microchip Technology, Inc.	273	13,325
Western Union Co.	737	12,780
CA, Inc.	438	12,588
Computer Sciences Corp.	199	12,577
Harris Corp.	150	11,363
F5 Networks, Inc.*	101	11,255
Teradata Corp.*	215	8,643
VeriSign, Inc.*	172	8,395
Total System Services, Inc.	228	7,161
First Solar, Inc.*	95	6,751
FLIR Systems, Inc.	194	6,738
Jabil Circuit, Inc.	253	5,288
Total Information Technology		4,481,416
FINANCIALS - 10.8%
Wells Fargo & Co.	6,557	344,635
Berkshire Hathaway, Inc. — Class B*	2,460	311,339
JPMorgan Chase & Co.	5,172	298,012
Bank of America Corp.	14,374	220,928
Citigroup, Inc.	4,153	195,606
American Express Co.	1,244	118,018
American International Group, Inc.	1,977	107,905
U.S. Bancorp	2,486	107,694
Goldman Sachs Group, Inc.	564	94,436
MetLife, Inc.	1,544	85,786
Simon Property Group, Inc.	427	71,001
PNC Financial Services Group, Inc.	728	64,828
Capital One Financial Corp.	778	64,263
Morgan Stanley	1,909	61,718
Bank of New York Mellon Corp.	1,562	58,544
Prudential Financial, Inc.	633	56,191
BlackRock, Inc. — Class A	172	54,971
American Tower Corp. — Class A	541	48,679
ACE Ltd.	458	47,495
Travelers Companies, Inc.	476	44,777
Charles Schwab Corp.	1,605	43,223
Discover Financial Services	642	39,791
State Street Corp.	586	39,414
Marsh & McLennan Companies, Inc.	754	39,072
BB&T Corp.	983	38,760
Afl ac, Inc.	621	38,657
Aon plc	407	36,667
Allstate Corp.	589	34,586
Public Storage	200	34,271
Crown Castle International Corp.	454	33,714
Franklin Resources, Inc.	552	31,928
Ameriprise Financial, Inc.	258	30,960
T. Rowe Price Group, Inc.	363	30,641
McGraw Hill Financial, Inc.	368	30,555
Chubb Corp.	331	30,508
Intercontinental Exchange, Inc.	161	30,412
CME Group, Inc. — Class A	427	30,296
SunTrust Banks, Inc.	727	29,124
Equity Residential	462	29,106
Prologis, Inc.	681	27,982

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
NOVA FUND

	Shares	Value

Weyerhaeuser Co.	805	$26,637
Health Care REIT, Inc.	420	26,321
HCP, Inc.	629	26,028
Ventas, Inc.	406	26,025
Vornado Realty Trust	239	25,508
Fifth Third Bancorp	1,165	24,873
Boston Properties, Inc.	206	24,345
AvalonBay Communities, Inc.	168	23,888
Host Hotels & Resorts, Inc.	1,038	22,846
Moody’s Corp.	257	22,529
M&T Bank Corp.	180	22,329
Invesco Ltd.	587	22,159
Hartford Financial Services Group, Inc.	617	22,095
Regions Financial Corp.	1,889	20,061
Northern Trust Corp.	308	19,777
Principal Financial Group, Inc.	377	19,031
Progressive Corp.	742	18,817
Lincoln National Corp.	363	18,673
Loews Corp.	420	18,484
KeyCorp	1,208	17,311
General Growth Properties, Inc.	712	16,775
Essex Property Trust, Inc.	85	15,717
Affiliated Managers Group, Inc.*	72	14,789
Macerich Co.	195	13,016
Kimco Realty Corp.	566	13,007
CBRE Group, Inc. — Class A*	384	12,303
XL Group plc — Class A	374	12,241
Comerica, Inc.	244	12,239
Unum Group	348	12,096
Genworth Financial, Inc. — Class A*	676	11,762
Leucadia National Corp.	430	11,275
Plum Creek Timber Company, Inc.	242	10,914
Huntington Bancshares, Inc.	1,136	10,837
Navient Corp.	574	10,166
Torchmark Corp.	122	9,994
Cincinnati Financial Corp.	202	9,704
E*TRADE Financial Corp.*	390	8,291
Zions Bancorporation	256	7,544
Legg Mason, Inc.	145	7,440
Apartment Investment &
Management Co. — Class A	200	6,454
People’s United Financial, Inc.	424	6,432
Hudson City Bancorp, Inc.	652	6,409
Assurant, Inc.	94	6,162
NASDAQ OMX Group, Inc.	158	6,102
Total Financials		3,835,899
HEALTH CARE - 8.8%
Johnson & Johnson	3,864	404,251
Pfizer, Inc.	8,716	258,690
Merck & Company, Inc.	3,997	231,226
Gilead Sciences, Inc.*	2,103	174,360
AbbVie, Inc.	2,172	122,588
Amgen, Inc.	1,034	122,395
Bristol-Myers Squibb Co.	2,265	109,875
UnitedHealth Group, Inc.	1,335	109,136
Biogen Idec, Inc.*	327	103,106
Celgene Corp.*	1,100	94,468
Medtronic, Inc.	1,364	86,969
Eli Lilly & Co.	1,351	83,992
Abbott Laboratories	2,050	83,845
Express Scripts Holding Co.*	1,055	73,143
Allergan, Inc.	408	69,042
Thermo Fisher Scientific, Inc.	545	64,310
McKesson Corp.	312	58,098
Actavis plc*	250	55,763
Covidien plc	617	55,641
Baxter International, Inc.	738	53,357
Alexion Pharmaceuticals, Inc.*	273	42,656
WellPoint, Inc.	385	41,430
Aetna, Inc.	489	39,648
Cigna Corp.	372	34,213
Stryker Corp.	405	34,150
Cardinal Health, Inc.	466	31,949
Becton Dickinson and Co.	263	31,113
Vertex Pharmaceuticals, Inc.*	321	30,392
Regeneron Pharmaceuticals, Inc.*	105	29,659
St. Jude Medical, Inc.	393	27,215
Humana, Inc.	212	27,077
Perrigo Company plc	182	26,528
Mylan, Inc.*	514	26,502
Agilent Technologies, Inc.	460	26,422
Zimmer Holdings, Inc.	225	23,369
Boston Scientific Corp.*	1,811	23,126
AmerisourceBergen Corp. — Class A	306	22,234
Zoetis, Inc.	686	22,137
Cerner Corp.*	401	20,684
Intuitive Surgical, Inc.*	50	20,590
DaVita HealthCare Partners, Inc.*	243	17,574
CR Bard, Inc.	100	14,301
Waters Corp.*	121	12,637
Edwards Lifesciences Corp.*	145	12,447
CareFusion Corp.*	280	12,418
Laboratory Corporation of America Holdings*	119	12,186
Varian Medical Systems, Inc.*	146	12,138
Hospira, Inc.*	229	11,764
Quest Diagnostics, Inc.	199	11,679
DENTSPLY International, Inc.	196	9,281
PerkinElmer, Inc.	151	7,073
Tenet Healthcare Corp.*	132	6,196
Patterson Companies, Inc.	108	4,267
Total Health Care		3,139,310
CONSUMER DISCRETIONARY - 7.9%
Comcast Corp. — Class A	3,557	190,940
Walt Disney Co.	2,202	188,799
Amazon.com, Inc.*	508	164,989
Home Depot, Inc.	1,874	151,719
McDonald’s Corp.	1,352	136,200
Ford Motor Co.	5,407	93,217
Twenty-First Century Fox, Inc. — Class A	2,621	92,128
Time Warner, Inc.	1,205	84,651
Priceline Group, Inc.*	69	83,007
Starbucks Corp.	1,029	79,624

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
NOVA FUND

	Shares	Value

NIKE, Inc. — Class B	1,007	$78,093
Lowe’s Companies, Inc.	1,368	65,650
General Motors Co.	1,803	65,449
Time Warner Cable, Inc.	383	56,416
DIRECTV*	644	54,746
TJX Companies, Inc.	958	50,917
Target Corp.	867	50,243
Yum! Brands, Inc.	599	48,639
Viacom, Inc. — Class B	533	46,227
Johnson Controls, Inc.	907	45,287
CBS Corp. — Class B	723	44,927
Netfl ix, Inc.*	79	34,807
VF Corp.	471	29,674
Macy’s, Inc.	493	28,604
Delphi Automotive plc	380	26,121
Omnicom Group, Inc.	349	24,856
Chipotle Mexican Grill, Inc. — Class A*	41	24,293
Wynn Resorts Ltd.	116	24,077
Dollar General Corp.*	414	23,747
AutoZone, Inc.*	44	23,595
Carnival Corp.	595	22,402
O’Reilly Automotive, Inc.*	148	22,289
Discovery Communications, Inc. — Class A*	296	21,987
Michael Kors Holdings Ltd.*	246	21,808
Starwood Hotels & Resorts Worldwide, Inc.	262	21,175
Harley-Davidson, Inc.	302	21,095
BorgWarner, Inc.	310	20,209
L Brands, Inc.	332	19,475
Ross Stores, Inc.	289	19,112
Marriott International, Inc. — Class A	298	19,102
Genuine Parts Co.	209	18,350
Mattel, Inc.	465	18,121
TripAdvisor, Inc.*	156	16,951
Bed Bath & Beyond, Inc.*	278	15,952
CarMax, Inc.*	299	15,551
Dollar Tree, Inc.*	281	15,303
Tiffany & Co.	152	15,238
The Gap, Inc.	351	14,591
Whirlpool Corp.	102	14,200
Kohl’s Corp.	266	14,013
Wyndham Worldwide Corp.	177	13,402
Nordstrom, Inc.	194	13,178
Under Armour, Inc. — Class A*	221	13,147
Coach, Inc.	380	12,992
H&R Block, Inc.	380	12,738
PVH Corp.	108	12,593
Ralph Lauren Corp. — Class A	77	12,373
Scripps Networks Interactive, Inc. — Class A	151	12,252
News Corp. — Class A*	682	12,235
Newell Rubbermaid, Inc.	383	11,869
Best Buy Company, Inc.	380	11,784
Mohawk Industries, Inc.*	85	11,759
Tractor Supply Co.	190	11,476
Interpublic Group of Companies, Inc.	576	11,238
Expedia, Inc.	140	11,026
Goodyear Tire & Rubber Co.	380	10,556
Harman International Industries, Inc.	98	10,528
Garmin Ltd.	169	10,292
Lennar Corp. — Class A	241	10,117
Gannett Company, Inc.	314	9,831
DR Horton, Inc.	393	9,660
Staples, Inc.	888	9,626
PulteGroup, Inc.	467	9,415
Family Dollar Stores, Inc.	135	8,929
Hasbro, Inc.	157	8,329
Darden Restaurants, Inc.	180	8,329
PetSmart, Inc.	137	8,193
Leggett & Platt, Inc.	191	6,547
Fossil Group, Inc.*	62	6,480
GameStop Corp. — Class A	160	6,475
Cablevision Systems Corp. — Class A	296	5,224
AutoNation, Inc.*	83	4,953
Urban Outfitters, Inc.*	144	4,876
Graham Holdings Co. — Class B	6	4,309
Total Consumer Discretionary		2,815,297
ENERGY - 7.2%
Exxon Mobil Corp.	5,866	590,590
Chevron Corp.	2,604	339,952
Schlumberger Ltd.	1,784	210,422
ConocoPhillips	1,676	143,683
Occidental Petroleum Corp.	1,070	109,814
EOG Resources, Inc.	750	87,646
Halliburton Co.	1,158	82,230
Anadarko Petroleum Corp.	692	75,753
Phillips 66	772	62,092
Apache Corp.	526	52,926
Williams Companies, Inc.	894	52,040
National Oilwell Varco, Inc.	585	48,175
Baker Hughes, Inc.	594	44,223
Pioneer Natural Resources Co.	192	44,124
Devon Energy Corp.	523	41,526
Spectra Energy Corp.	919	39,039
Noble Energy, Inc.	491	38,033
Marathon Oil Corp.	927	37,006
Valero Energy Corp.	732	36,673
Hess Corp.	366	36,194
Kinder Morgan, Inc.	911	33,033
Marathon Petroleum Corp.	399	31,150
Equities Corp.	207	22,128
Southwestern Energy Co.*	480	21,835
Chesapeake Energy Corp.	690	21,445
Transocean Ltd.	466	20,984
Range Resources Corp.	227	19,738
FMC Technologies, Inc.*	323	19,726
ONEOK, Inc.	285	19,403
Cabot Oil & Gas Corp.	567	19,357
Cameron International Corp.*	282	19,094
Ensco plc — Class A	319	17,727
Helmerich & Payne, Inc.	148	17,184
Cimarex Energy Co.	117	16,785
Murphy Oil Corp.	230	15,290
CONSOL Energy, Inc.	312	14,373
Noble Corporation plc	348	11,679

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
NOVA FUND

	Shares	Value

Nabors Industries Ltd.	357	$10,485
Tesoro Corp.	178	10,443
Denbury Resources, Inc.	481	8,879
QEP Resources, Inc.	246	8,487
Newfield Exploration Co.*	186	8,221
Peabody Energy Corp.	376	6,148
Rowan Companies plc — Class A	173	5,524
Diamond Offshore Drilling, Inc.	99	4,913
Total Energy		2,576,172
INDUSTRIALS - 7.0%
General Electric Co.	13,703	360,115
United Technologies Corp.	1,157	133,575
Union Pacific Corp.	1,242	123,889
3M Co.	853	122,184
Boeing Co.	920	117,051
Honeywell International, Inc.	1,069	99,363
United Parcel Service, Inc. — Class B	964	98,965
Caterpillar, Inc.	849	92,261
Danaher Corp.	821	64,636
Emerson Electric Co.	956	63,441
Lockheed Martin Corp.	368	59,148
FedEx Corp.	384	58,130
General Dynamics Corp.	441	51,399
Precision Castparts Corp.	200	50,480
Eaton Corporation plc	653	50,398
Illinois Tool Works, Inc.	518	45,356
Deere & Co.	497	45,003
Delta Air Lines, Inc.	1,162	44,993
Norfolk Southern Corp.	421	43,376
CSX Corp.	1,369	42,179
Raytheon Co.	430	39,668
Cummins, Inc.	234	36,104
Northrop Grumman Corp.	290	34,693
PACCAR, Inc.	484	30,410
Tyco International Ltd.	632	28,819
Waste Management, Inc.	587	26,257
Parker Hannifin Corp.	205	25,775
Southwest Airlines Co.	947	25,436
Rockwell Automation, Inc.	190	23,780
Ingersoll-Rand plc	339	21,191
Dover Corp.	228	20,737
WW Grainger, Inc.	80	20,342
Roper Industries, Inc.	138	20,149
Nielsen N.V.	412	19,945
Stanley Black & Decker, Inc.	213	18,706
Fastenal Co.	372	18,410
AMETEK, Inc.	332	17,357
Fluor Corp.	217	16,687
Kansas City Southern	155	16,664
L-3 Communications Holdings, Inc.	123	14,852
Textron, Inc.	384	14,703
Rockwell Collins, Inc.	186	14,534
Flowserve Corp.	190	14,127
Stericycle, Inc.*	117	13,855
Republic Services, Inc. — Class A	361	13,707
CH Robinson Worldwide, Inc.	203	12,949
Pall Corp.	151	12,894
Equifax, Inc.	170	12,332
Expeditors International
of Washington, Inc.	269	11,879
Masco Corp.	488	10,834
Quanta Services, Inc.*	303	10,478
Xylem, Inc.	250	9,770
Jacobs Engineering Group, Inc.*	181	9,644
Snap-on, Inc.	80	9,482
Robert Half International, Inc.	189	9,023
Cintas Corp.	137	8,705
Joy Global, Inc.	141	8,683
Iron Mountain, Inc.	236	8,366
ADT Corp.	239	8,350
Pitney Bowes, Inc.	276	7,623
Allegion plc	120	6,802
Ryder System, Inc.	70	6,166
Dun & Bradstreet Corp.	49	5,400
Total Industrials		2,482,230
CONSUMER STAPLES - 6.4%
Procter & Gamble Co.	3,702	290,940
Coca-Cola Co.	5,172	219,087
PepsiCo, Inc.	2,069	184,844
Philip Morris International, Inc.	2,153	181,519
Wal-Mart Stores, Inc.	2,203	165,380
CVS Caremark Corp.	1,603	120,818
Altria Group, Inc.	2,715	113,867
Walgreen Co.	1,201	89,030
Mondelez International, Inc. — Class A	2,312	86,955
Colgate-Palmolive Co.	1,185	80,793
Costco Wholesale Corp.	602	69,326
Kimberly-Clark Corp.	514	57,167
Kraft Foods Group, Inc.	817	48,980
General Mills, Inc.	836	43,923
Archer-Daniels-Midland Co.	891	39,302
Kroger Co.	698	34,502
Lorillard, Inc.	495	30,180
Sysco Corp.	801	29,997
Reynolds American, Inc.	428	25,830
Mead Johnson Nutrition Co. — Class A	272	25,342
Estee Lauder Companies, Inc. — Class A	341	25,322
Kellogg Co.	342	22,469
Keurig Green Mountain, Inc.	175	21,807
Brown-Forman Corp. — Class B	223	21,000
Constellation Brands, Inc. — Class A*	231	20,358
Hershey Co.	206	20,058
Whole Foods Market, Inc.	502	19,392
ConAgra Foods, Inc.	572	16,977
Clorox Co.	177	16,178
Molson Coors Brewing Co. — Class B	216	16,019
Dr Pepper Snapple Group, Inc.	265	15,524
Coca-Cola Enterprises, Inc.	317	15,146
JM Smucker Co.	142	15,133
Tyson Foods, Inc. — Class A	378	14,190
Monster Beverage Corp.*	186	13,212
McCormick & Company, Inc.	179	12,815
Campbell Soup Co.	245	11,223

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
NOVA FUND

	Shares	Value

Safeway, Inc.	312	$10,714
Hormel Foods Corp.	187	9,228
Avon Products, Inc.	593	8,664
Total Consumer Staples		2,263,211
MATERIALS - 2.3%
Monsanto Co.	717	89,438
Dow Chemical Co.	1,648	84,805
EI du Pont de Nemours & Co.	1,254	82,062
LyondellBasell Industries N.V. — Class A	566	55,270
Praxair, Inc.	401	53,269
Freeport-McMoRan Copper
& Gold, Inc.	1,421	51,867
Ecolab, Inc.	368	40,973
PPG Industries, Inc.	191	40,139
Air Products & Chemicals, Inc.	290	37,300
International Paper Co.	588	29,677
Sherwin-Williams Co.	117	24,208
Alcoa, Inc.	1,605	23,898
Mosaic Co.	444	21,956
Nucor Corp.	438	21,572
Eastman Chemical Co.	205	17,907
Newmont Mining Corp.	684	17,401
Sigma-Aldrich Corp.	166	16,846
CF Industries Holdings, Inc.	68	16,356
FMC Corp.	179	12,743
Ball Corp.	193	12,097
International Flavors & Fragrances, Inc.	107	11,158
Vulcan Materials Co.	175	11,156
MeadWestvaco Corp.	228	10,091
Airgas, Inc.	88	9,584
Sealed Air Corp.	269	9,191
Owens-Illinois, Inc.*	231	8,002
Allegheny Technologies, Inc.	152	6,855
Avery Dennison Corp.	131	6,714
Bemis Company, Inc.	142	5,774
United States Steel Corp.	200	5,208
Total Materials		833,517
UTILITIES - 2.2%
Duke Energy Corp.	968	71,815
NextEra Energy, Inc.	592	60,668
Dominion Resources, Inc.	791	56,572
Southern Co.	1,220	55,364
Exelon Corp.	1,171	42,718
American Electric Power Company, Inc.	669	37,310
Sempra Energy	312	32,670
PPL Corp.	867	30,805
PG&E Corp.	631	30,301
Public Service Enterprise Group, Inc.	689	28,104
Edison International	448	26,033
Consolidated Edison, Inc.	402	23,211
Xcel Energy, Inc.	684	22,045
Northeast Utilities	433	20,468
Entergy Corp.	245	20,112
FirstEnergy Corp.	579	20,103
Pentair plc	265	19,112
DTE Energy Co.	242	18,845
NRG Energy, Inc.	464	17,261
NiSource, Inc.	433	17,034
CenterPoint Energy, Inc.	587	14,992
Wisconsin Energy Corp.	306	14,358
AES Corp.	904	14,057
Ameren Corp.	334	13,654
CMS Energy Corp.	367	11,432
SCANA Corp.	196	10,547
Pepco Holdings, Inc.	339	9,316
AGL Resources, Inc.	165	9,080
Pinnacle West Capital Corp.	150	8,676
Integrys Energy Group, Inc.	105	7,469
TECO Energy, Inc.	282	5,211
Total Utilities		769,343
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications, Inc.	5,665	277,189
AT&T, Inc.	7,092	250,773
CenturyLink, Inc.	781	28,272
Windstream Holdings, Inc.	829	8,257
Frontier Communications Corp.	1,367	7,983
Total Telecommunication Services		572,474
Total Common Stocks
(Cost $13,639,112)		23,768,869
MUTUAL FUNDS†,4 - 18.0%
Guggenheim Strategy Fund I	256,580	6,401,669
Total Mutual Funds
(Cost $6,406,198)		6,401,669

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 10.0%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$1,086,269	1,086,269
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	639,888	639,888
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	612,495	612,495
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	606,209	606,209
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	606,209	606,209
Total Repurchase Agreements
(Cost $3,551,070)		3,551,070
Total Investments - 94.8%
(Cost $23,596,380)		$33,721,608
Other Assets & Liabilities, net - 5.2%		1,863,017
Total Net Assets - 100.0%		$35,584,625

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
NOVA FUND

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,244,800)	23	$33,090

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2014 S&P 500 Index Swap,
Terminating 07/31/14[3]
(Notional Value $23,545,290)	12,011	$21,879
Credit Suisse Capital, LLC
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[3]
(Notional Value $3,395,511)	1,732	4,021
Goldman Sachs International
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[3]
(Notional Value $364,401)	186	582
(Total Notional Value
$27,305,202)		$26,482

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

NOVA FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $20,045,310)	$30,170,538
Repurchase agreements, at value
(cost $3,551,070)	3,551,070
Total investments
(cost $23,596,380)	33,721,608
Segregated cash with broker	2,529,598
Unrealized appreciation on swap agreements	26,482
Cash	310
Receivables:
Fund shares sold	325,726
Securities sold	30,691
Dividends	29,919
Swap settlement	8,290
Foreign taxes reclaim	32
Interest	2
Total assets	36,672,658
Liabilities:
Payable for:
Securities purchased	998,527
Management fees	19,762
Fund shares redeemed	8,824
Transfer agent and administrative fees	6,587
Investor service fees	6,587
Portfolio accounting fees	2,635
Miscellaneous	45,111
Total liabilities	1,088,033
Net assets	$35,584,625
Net assets consist of:
Paid in capital	$39,001,693
Undistributed net investment income	36,108
Accumulated net realized loss on investments	(13,637,976)
Net unrealized appreciation on investments	10,184,800
Net assets	$35,584,625
Capital shares outstanding	246,450
Net asset value per share	$144.39

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $6)	$267,744
Interest	233
Total investment income	267,977

Expenses:
Management fees	128,166
Transfer agent and administrative fees	42,722
Investor service fees	42,722
Portfolio accounting fees	17,089
Professional fees	22,987
Custodian fees	1,997
Trustees’ fees*	1,551
Line of credit interest expense	67
Miscellaneous	12,984
Total expenses	270,285
Net investment loss	(2,308)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,132,997
Swap agreements	542,006
Futures contracts	366,885
Net realized gain	5,041,888
Net change in unrealized appreciation (depreciation) on:
Investments	(2,757,278)
Swap agreements	(48,292)
Futures contracts	(9,701)
Net change in unrealized appreciation (depreciation)	(2,815,271)
Net realized and unrealized gain	2,226,617
Net increase in net assets resulting from operations	$2,224,309

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(2,308)	$41,561
Net realized gain on investments	5,041,888	6,263,934
Net change in unrealized appreciation (depreciation) on investments	(2,815,271)	5,459,843
Net increase in net assets resulting from operations	2,224,309	11,765,338

Distributions to shareholders from:
Net investment income	—	(31,195)
Total distributions to shareholders	—	(31,195)

Capital share transactions:
Proceeds from sale of shares	126,572,834	230,535,446
Distributions reinvested	—	31,195
Cost of shares redeemed	(146,727,928)	(213,863,994)
Net increase (decrease) from capital share transactions	(20,155,094)	16,702,647
Net increase (decrease) in net assets	(17,930,785)	28,436,790

Net assets:
Beginning of period	53,515,410	25,078,620
End of period	$35,584,625	$53,515,410
Undistributed net investment income at end of period	$36,108	$38,416

Capital share activity:
Shares sold	956,117	2,000,045
Shares issued from reinvestment of distributions	—	249
Shares redeemed	(1,116,278)	(1,877,304)
Net increase (decrease) in shares	(160,161)	122,990

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$131.61	$88.42	$72.34	$73.23	$61.16	$45.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.14	.10	(.09)	.02	.09
Net gain (loss) on investments (realized and unrealized)	12.79	43.17	15.98	(.76)	12.19	16.06
Total from investment operations	12.78	43.31	16.08	(.85)	12.21	16.15
Less distributions from:
Net investment income	—	(.12)	—	(.04)	(.14)	(.49)
Total distributions	—	(.12)	—	(.04)	(.14)	(.49)
Net asset value, end of period	$144.39	$131.61	$88.42	$72.34	$73.23	$61.16

Total Return[c]	9.71%	48.99%	22.25%	(1.17%)	19.97%	35.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,585	$53,515	$25,079	$22,208	$29,644	$50,561
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.13%	0.12%	(0.13%)	0.03%	0.19%
Total expenses[d]	1.58%	1.54%	1.58%	1.61%	1.55%	1.55%
Portfolio turnover rate	302%	298%	119%	146%	58%	84%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,5 - 45.9%
Guggenheim Strategy Fund I	108,241	$2,700,602
Total Mutual Funds
(Cost $2,702,766)		2,700,602

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 29.0%
Federal Farm Credit Bank[1]
0.04% due 07/10/14	$1,000,000	999,990
Farmer Mac[1]
0.04% due 08/01/14	700,000	699,976
Total Federal Agency Discount Notes
(Cost $1,699,966)		1,699,966

REPURCHASE AGREEMENTS††,2 - 29.9%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[3]	529,025	529,025
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	318,050	318,050
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	304,435	304,435
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	301,311	301,311
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	301,311	301,311
Total Repurchase Agreements
(Cost $1,754,132)		1,754,132
Total Investments - 104.8%
(Cost $6,156,864)		$6,154,700
Other Assets & Liabilities, net - (4.8)%		(282,931)
Total Net Assets - 100.0%		$5,871,769

		Unrealized
	Units	Loss

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2014 S&P 500 Index Swap,
Terminating 07/31/14[4]
(Notional Value $785,274)	401	$(1,275)
Credit Suisse Capital, LLC
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[4]
(Notional Value $1,532,529)	782	(1,950)
Goldman Sachs International
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[4]
(Notional Value $3,595,500)	1,834	(5,729)
(Total Notional Value
$5,913,303)		$(8,954)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[5]	Investment in a product that is related to the Advisor.

plc — Public Limited Company

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $4,402,732)	$4,400,568
Repurchase agreements, at value
(cost $1,754,132)	1,754,132
Total investments
(cost $6,156,864)	6,154,700
Segregated cash with broker	829,026
Receivables:
Fund shares sold	4,159
Dividends	2,649
Interest	1
Total assets	6,990,535
Liabilities:
Unrealized depreciation on swap agreements	8,954
Payable for:
Fund shares redeemed	1,082,390
Management fees	6,186
Swap settlement	4,599
Transfer agent and administrative fees	1,718
Investor service fees	1,718
Portfolio accounting fees	687
Miscellaneous	12,514
Total liabilities	1,118,766
Net assets	$5,871,769
Net assets consist of:
Paid in capital	$16,632,632
Accumulated net investment loss	(68,086)
Accumulated net realized loss on investments	(10,681,659)
Net unrealized depreciation on investments	(11,118)
Net assets	$5,871,769
Capital shares outstanding	326,701
Net asset value per share	$17.97

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$5,416
Interest	475
Total investment income	5,891

Expenses:
Management fees	38,894
Transfer agent and administrative fees	10,804
Investor service fees	10,804
Portfolio accounting fees	4,321
Professional fees	8,058
Custodian fees	505
Trustees’ fees*	491
Miscellaneous	100
Total expenses	73,977
Net investment loss	(68,086)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(822,662)
Futures contracts	(39,496)
Net realized loss	(862,158)
Net change in unrealized appreciation
(depreciation) on:
Investments	(2,166)
Swap agreements	9,899
Futures contracts	8,608
Net change in unrealized appreciation
(depreciation)	16,341
Net realized and unrealized loss	(845,817)
Net decrease in net assets resulting from operations	$(913,903)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(68,086)	$(184,295)
Net realized loss on investments	(862,158)	(3,361,260)
Net change in unrealized appreciation (depreciation) on investments	16,341	17,302
Net decrease in net assets resulting from operations	(913,903)	(3,528,253)

Capital share transactions:
Proceeds from sale of shares	129,737,700	158,171,603
Cost of shares redeemed	(129,748,702)	(158,024,260)
Net increase (decrease) from capital share transactions	(11,002)	147,343
Net decrease in net assets	(924,905)	(3,380,910)

Net assets:
Beginning of period	6,796,674	10,177,584
End of period	$5,871,769	$6,796,674
Accumulated net investment loss at end of period	$(68,086)	$—

Capital share activity:
Shares sold	6,777,709	7,011,981
Shares redeemed	(6,799,298)	(7,047,080)
Net decrease in shares	(21,589)	(35,099)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$19.51	$26.55	$31.98	$35.16	$42.34	$58.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.37)	(.45)	(.57)	(.63)	(.84)
Net gain (loss) on investments (realized and unrealized)	(1.39)	(6.67)	(4.98)	(2.61)	(6.55)	(15.26)
Total from investment operations	(1.54)	(7.04)	(5.43)	(3.18)	(7.18)	(16.10)
Net asset value, end of period	$17.97	$19.51	$26.55	$31.98	$35.16	$42.34

Total Return[c]	(7.89%)	(26.52%)	(16.98%)	(9.04%)	(16.96%)	(27.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,872	$6,797	$10,178	$13,800	$17,986	$22,964
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.64%)	(1.60%)	(1.70%)	(1.55%)	(1.57%)
Total expenses[d]	1.71%	1.69%	1.72%	1.75%	1.70%	1.72%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	June 30, 2014

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	5.7%
Google, Inc. — Class A	3.2%
Google, Inc. — Class C	2.7%
Intel Corp.	2.5%
Amazon.com, Inc.	2.5%
Facebook, Inc. — Class A	2.2%
QUALCOMM, Inc.	2.2%
Gilead Sciences, Inc.	2.1%
Cisco Sytems, Inc.	2.1%
Top Ten Total	34.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 70.6%

INFORMATION TECHNOLOGY - 42.0%
Apple, Inc.	68,484	$6,364,218
Microsoft Corp.	93,820	3,912,294
Google, Inc. — Class C*	3,835	2,206,199
Google, Inc. — Class A*	3,198	1,869,775
Intel Corp.	56,536	1,746,961
Facebook, Inc. — Class A*	22,647	1,523,917
QUALCOMM, Inc.	19,171	1,518,343
Cisco Systems, Inc.	58,183	1,445,848
eBay, Inc.*	14,394	720,564
Baidu, Inc. ADR*	3,138	586,210
Texas Instruments, Inc.	12,259	585,858
Automatic Data Processing, Inc.	5,476	434,138
Adobe Systems, Inc.*	5,653	409,052
Yahoo!, Inc.*	11,435	401,712
Micron Technology, Inc.*	12,154	400,474
Cognizant Technology Solutions
Corp. — Class A*	6,908	337,870
Applied Materials, Inc.	13,827	311,799
SanDisk Corp.	2,565	267,863
Intuit, Inc.	3,227	259,870
Western Digital Corp.	2,670	246,441
Broadcom Corp. — Class A	6,072	225,393
Seagate Technology plc	3,709	210,745
Avago Technologies Ltd.	2,838	204,535
Analog Devices, Inc.	3,569	192,976
NXP Semiconductor N.V.*	2,859	189,209
Activision Blizzard, Inc.	8,126	181,210
Symantec Corp.	7,856	179,902
Paychex, Inc.	4,131	171,684
Fiserv, Inc.*	2,831	170,766
Autodesk, Inc.*	2,582	145,573
Check Point Software
Technologies Ltd.*	2,167	145,254
CA, Inc.	5,031	144,591
Xilinx, Inc.	3,043	143,964
NetApp, Inc.	3,763	137,425
KLA-Tencor Corp.	1,883	136,781
Linear Technology Corp.	2,691	126,665
Altera Corp.	3,558	123,676
Akamai Technologies, Inc.*	2,022	123,463
Equinix, Inc.*	571	119,961
NVIDIA Corp.	6,337	117,488
Citrix Systems, Inc.*	1,860	116,343
Maxim Integrated Products, Inc.	3,207	108,429
F5 Networks, Inc.*	857	95,504
Total Information Technology		29,060,943
CONSUMER DISCRETIONARY - 13.6%
Amazon.com, Inc.*	5,224	1,696,650
Comcast Corp. — Class A	24,374	1,308,397
Priceline Group, Inc.*	600	721,800
Starbucks Corp.	8,550	661,599
Twenty-First Century Fox,
Inc. — Class A	16,217	570,028
DIRECTV*	5,704	484,897
Viacom, Inc. — Class B	4,303	373,199
Tesla Motors, Inc.*	1,407	337,764
Netfl ix, Inc.*	681	300,049
Wynn Resorts Ltd.	1,147	238,071
Sirius XM Holdings, Inc.*	68,531	237,117
Marriott International,
Inc. — Class A	3,325	213,133
Charter Communications,
Inc. — Class A*	1,232	195,124
O’Reilly Automotive, Inc.*	1,205	181,473
DISH Network Corp. — Class A*	2,509	163,286
Liberty Media Corp. — Class A*	1,186	162,103
TripAdvisor, Inc.*	1,479	160,708
Ross Stores, Inc.	2,413	159,572
Liberty Interactive Corp. — Class A*	5,247	154,052
Mattel, Inc.	3,853	150,151
Garmin Ltd.	2,212	134,711
Bed Bath & Beyond, Inc.*	2,317	132,949
Dollar Tree, Inc.*	2,349	127,927
Discovery Communications,
Inc. — Class A*	1,676	124,493
Liberty Global plc — Class A*	2,437	107,764
Expedia, Inc.	1,332	104,908
Tractor Supply Co.	1,573	95,009
Staples, Inc.	7,344	79,609
Total Consumer Discretionary		9,376,543
HEALTH CARE - 9.7%
Gilead Sciences, Inc.*	17,442	1,446,117
Amgen, Inc.	8,597	1,017,627
Biogen Idec, Inc.*	2,699	851,022
Celgene Corp.*	9,096	781,164
Express Scripts Holding Co.*	8,786	609,134
Alexion Pharmaceuticals, Inc.*	2,245	350,781
Regeneron Pharmaceuticals, Inc.*	1,121	316,649
Illumina, Inc.*	1,458	260,311
Vertex Pharmaceuticals, Inc.*	2,679	253,648
Mylan, Inc.*	4,249	219,078
Cerner Corp.*	3,900	201,162
Intuitive Surgical, Inc.*	434	178,721
Henry Schein, Inc.*	970	115,110
Catamaran Corp.*	2,345	103,555
Total Health Care		6,704,079
CONSUMER STAPLES - 3.2%
Mondelez International,
Inc. — Class A	19,211	722,526
Costco Wholesale Corp.	4,995	575,224
Kraft Foods Group, Inc.	6,761	405,322
Keurig Green Mountain, Inc.	1,848	230,279
Whole Foods Market, Inc.	4,175	161,280
Monster Beverage Corp.*	1,903	135,170
Total Consumer Staples		2,229,801
INDUSTRIALS - 1.2%
PACCAR, Inc.	4,029	253,141
Fastenal Co.	3,369	166,732

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
NASDAQ-100® FUND

	Shares	Value

Stericycle, Inc.*	962	$113,920
Verisk Analytics, Inc. — Class A*	1,890	113,438
CH Robinson Worldwide, Inc.	1,686	107,550
Expeditors International of
Washington, Inc.	2,242	99,007
Total Industrials		853,788
TELECOMMUNICATION SERVICES - 0.7%
Vodafone Group plc ADR	5,894	196,800
VimpelCom Ltd. ADR	18,764	157,618
SBA Communications Corp. — Class A*	1,463	149,665
Total Telecommunication Services		504,083
MATERIALS - 0.2%
Sigma-Aldrich Corp.	1,350	136,998
Total Common Stocks
(Cost $21,697,150)		48,866,235
MUTUAL FUNDS†,4 - 20.4%
Guggenheim Strategy Fund I	565,106	14,099,383
Total Mutual Funds
(Cost $14,106,637)		14,099,383

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 8.2%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$1,837,484	1,837,484
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	990,599	990,599
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	948,193	948,193
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	938,462	938,462
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	938,462	938,462
Total Repurchase Agreements
(Cost $5,653,200)		5,653,200
Total Investments - 99.2%
(Cost $41,456,987)		$68,618,818
Other Assets & Liabilities, net - 0.8%		553,753
Total Net Assets - 100.0%		$69,172,571

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $4,456,720)	58	$89,761

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[3]
(Notional Value $9,625,718)	2,501	$57,084
Credit Suisse Capital, LLC
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[3]
(Notional Value $5,417,892)	1,407	31,852
Barclays Bank plc
July 2014 NASDAQ-100 Index Swap,
Terminating 07/31/14[3]
(Notional Value $1,031,412)	268	6,115
(Total Notional Value
$16,075,022)		$95,051

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.

ADR — American Depositary Receipt

plc — Public Limited Company

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $35,803,787)	$62,965,618
Repurchase agreements, at value
(cost $5,653,200)	5,653,200
Total investments
(cost $41,456,987)	68,618,818
Foreign currency, at value
(cost $1)	1
Segregated cash with broker	1,896,475
Unrealized appreciation on swap agreements	95,051
Cash	1,516
Receivables:
Dividends	31,731
Variation margin	12,180
Swap settlement	10,454
Fund shares sold	1,345
Foreign taxes reclaim	498
Interest and securities lending income	9
Total assets	70,668,078
Liabilities:
Payable for:
Fund shares redeemed	1,342,283
Management fees	37,275
Transfer agent and administrative fees	12,425
Investor service fees	12,425
Portfolio accounting fees	4,970
Miscellaneous	86,129
Total liabilities	1,495,507
Net assets	$69,172,571
Net assets consist of:
Paid in capital	$37,528,225
Accumulated net investment loss	(37,334)
Accumulated net realized gain on investments	4,335,037
Net unrealized appreciation on investments	27,346,643
Net assets	$69,172,571
Capital shares outstanding	2,128,748
Net asset value per share	$32.49

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$494,791
Income from securities lending, net	568
Interest	246
Total investment income	495,605

Expenses:
Management fees	254,119
Transfer agent and administrative fees	84,706
Investor service fees	84,706
Portfolio accounting fees	33,882
Professional fees	36,956
Custodian fees	3,961
Trustees’ fees*	2,692
Line of credit interest expense	84
Miscellaneous	39,978
Total expenses	541,084
Net investment loss	(45,479)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,493,310
Swap agreements	534,919
Futures contracts	187,774
Net realized gain	2,216,003
Net change in unrealized appreciation
(depreciation) on:
Investments	2,516,522
Swap agreements	87,207
Futures contracts	88,514
Net change in unrealized appreciation
(depreciation)	2,692,243
Net realized and unrealized gain	4,908,246
Net increase in net assets resulting from operations	$4,862,767

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(45,479)	$(183,347)
Net realized gain on investments	2,216,003	11,264,674
Net change in unrealized appreciation (depreciation) on investments	2,692,243	4,640,795
Net increase in net assets resulting from operations	4,862,767	15,722,122

Capital share transactions:
Proceeds from sale of shares	133,859,181	205,795,109
Cost of shares redeemed	(142,359,344)	(187,753,913)
Net increase (decrease) from capital share transactions	(8,500,163)	18,041,196
Net increase (decrease) in net assets	(3,637,396)	33,763,318

Net assets:
Beginning of period	72,809,967	39,046,649
End of period	$69,172,571	$72,809,967
Accumulated net investment loss/Undistributed net investment income at end of period	$(37,334)	$8,145

Capital share activity:
Shares sold	4,403,354	7,838,056
Shares redeemed	(4,671,717)	(7,171,304)
Net increase (decrease) in shares	(268,363)	666,752

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$30.37	$22.57	$19.32	$18.91	$15.96	$10.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.09)	(.08)	(.19)	(.14)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.14	7.89	3.33	.60	3.09	5.58
Total from investment operations	2.12	7.80	3.25	.41	2.95	5.46
Net asset value, end of period	$32.49	$30.37	$22.57	$19.32	$18.91	$15.96

Total Return[c]	6.98%	34.62%	16.77%	2.17%	18.48%	52.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,173	$72,810	$39,047	$44,120	$55,295	$57,542
Ratios to average net assets:
Net investment income (loss)	(0.13%)	(0.36%)	(0.34%)	(0.98%)	(0.85%)	(0.94%)
Total expenses[d]	1.60%	1.57%	1.61%	1.64%	1.59%	1.59%
Portfolio turnover rate	78%	186%	77%	68%	49%	59%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,5 - 28.1%
Guggenheim Strategy Fund I	48,103	$1,200,160
Total Mutual Funds
(Cost $1,201,122)		1,200,160

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.4%
Federal Farm Credit Bank[1]
0.04% due 07/22/14	$200,000	199,995
Farmer Mac[1]
0.04% due 08/01/14	200,000	199,993
Total Federal Agency Discount Notes
(Cost $399,988)		399,988

REPURCHASE AGREEMENTS††,2 - 37.9%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[3]	608,535	608,535
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	262,692	262,692
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	251,447	251,447
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	248,867	248,867
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	248,867	248,867
Total Repurchase Agreements
(Cost $1,620,408)		1,620,408
Total Investments - 75.4%
(Cost $3,221,518)		$3,220,556
Other Assets & Liabilities, net - 24.6%		1,053,122
Total Net Assets - 100.0%		$4,273,678

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $76,840)	1	$(1,023)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[4]
(Notional Value $151,298)	39	$(900)
Barclays Bank plc
July 2014 NASDAQ-100 Index Swap,
Terminating 07/31/14[4]
(Notional Value $1,479,093)	384	(3,738)
Credit Suisse Capital, LLC
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[4]
(Notional Value $2,613,210)	679	(13,544)
(Total Notional Value
$4,243,601)		$(18,182)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
[5]	Investment in a product that is related to the Advisor.

      plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $1,601,110)	$1,600,148
Repurchase agreements, at value
(cost $1,620,408)	1,620,408
Total investments
(cost $3,221,518)	3,220,556
Segregated cash with broker	377,469
Receivables:
Fund shares sold	896,618
Swap settlement	2,687
Dividends	1,579
Interest	1
Total assets	4,498,910
Liabilities:
Unrealized depreciation on swap agreements	18,182
Payable for:
Fund shares redeemed	196,335
Management fees	2,774
Transfer agent and administrative fees	771
Investor service fees	771
Portfolio accounting fees	308
Variation margin	210
Miscellaneous	5,881
Total liabilities	225,232
Net assets	$4,273,678
Net assets consist of:
Paid in capital	$8,222,715
Accumulated net investment loss	(28,045)
Accumulated net realized loss on investments	(3,900,825)
Net unrealized depreciation on investments	(20,167)
Net assets	$4,273,678
Capital shares outstanding	152,735
Net asset value per share	$27.98

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$3,101
Interest	180
Total investment income	3,281

Expenses:
Management fees	16,023
Transfer agent and administrative fees	4,451
Investor service fees	4,451
Portfolio accounting fees	1,780
Professional fees	3,430
Custodian fees	208
Trustees’ fees*	202
Miscellaneous	780
Total expenses	31,325
Net investment loss	(28,044)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(401)
Swap agreements	(332,827)
Futures contracts	(3,007)
Net realized loss	(336,235)
Net change in unrealized appreciation
(depreciation) on:
Investments	(962)
Swap agreements	(5,315)
Futures contracts	(1,023)
Net change in unrealized appreciation
(depreciation)	(7,300)
Net realized and unrealized loss	(343,535)
Net decrease in net assets resulting from operations	$(371,579)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(28,044)	$(76,738)
Net realized loss on investments	(336,235)	(1,598,945)
Net change in unrealized appreciation (depreciation) on investments	(7,300)	70,249
Net decrease in net assets resulting from operations	(371,579)	(1,605,434)

Capital share transactions:
Proceeds from sale of shares	40,815,461	82,085,341
Cost of shares redeemed	(38,636,525)	(84,819,355)
Net increase (decrease) from capital share transactions	2,178,936	(2,734,014)
Net increase (decrease) in net assets	1,807,357	(4,339,448)

Net assets:
Beginning of period	2,466,321	6,805,769
End of period	$4,273,678	$2,466,321
Accumulated net investment loss at end of period	$(28,045)	$(1)

Capital share activity:*
Shares sold	1,365,270	2,213,686
Shares redeemed	(1,292,991)	(2,290,743)
Net increase (decrease) in shares	72,279	(77,057)

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$30.65	$43.21	$53.11	$59.05	$75.01	$125.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.65)	(.75)	(.95)	(1.10)	(1.55)
Net gain (loss) on investments (realized and unrealized)	(2.43)	(11.91)	(9.15)	(4.99)	(14.86)	(48.61)
Total from investment operations	(2.67)	(12.56)	(9.90)	(5.94)	(15.96)	(50.16)
Less distributions from:
Net investment income	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	(.10)
Net asset value, end of period	$27.98	$30.65	$43.21	$53.11	$59.05	$75.01

Total Return[c]	(8.71%)	(29.05%)	(18.64%)	(10.08%)	(21.27%)	(40.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,274	$2,466	$6,806	$7,423	$7,647	$14,309
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.68%)	(1.64%)	(1.74%)	(1.59%)	(1.61%)
Total expenses[d]	1.76%	1.73%	1.76%	1.79%	1.74%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	1.6%
Exxon Mobil Corp.	1.2%
Microsoft Corp.	0.9%
Johnson & Johnson	0.8%
General Electric Co.	0.7%
Wells Fargo & Co.	0.7%
Chevron Corp.	0.7%
Berkshire Hathaway, Inc. — Class B	0.6%
JPMorgan Chase & Co.	0.6%
Procter & Gamble Co.	0.6%
Top Ten Total	8.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 48.0%

INFORMATION TECHNOLOGY - 9.0%
Apple, Inc.	5,237	$486,675
Microsoft Corp.	6,518	271,800
International Business Machines Corp.	828	150,092
Google, Inc. — Class A*	246	143,829
Google, Inc. — Class C*	246	141,519
Intel Corp.	4,316	133,365
Oracle Corp.	2,980	120,779
QUALCOMM, Inc.	1,467	116,187
Cisco Systems, Inc.	4,447	110,508
Facebook, Inc. — Class A*	1,490	100,262
Visa, Inc. — Class A	433	91,237
MasterCard, Inc. — Class A	878	64,507
Hewlett-Packard Co.	1,618	54,495
eBay, Inc.*	983	49,209
EMC Corp.	1,770	46,622
Texas Instruments, Inc.	941	44,970
Accenture plc — Class A	554	44,785
Automatic Data Processing, Inc.	411	32,584
Micron Technology, Inc.*	925	30,479
Adobe Systems, Inc.*	397	28,726
Yahoo!, Inc.*	813	28,561
salesforce.com, Inc.*	488	28,343
Cognizant Technology Solutions
Corp. — Class A*	522	25,531
Corning, Inc.	1,127	24,737
Applied Materials, Inc.	1,053	23,745
TE Connectivity Ltd.	356	22,015
SanDisk Corp.	199	20,782
Intuit, Inc.	252	20,294
Broadcom Corp. — Class A	482	17,892
Western Digital Corp.	183	16,891
Seagate Technology plc	292	16,591
Avago Technologies Ltd.	215	15,495
Analog Devices, Inc.	266	14,383
Alliance Data Systems Corp.*	50	14,063
Symantec Corp.	599	13,717
Fidelity National Information
Services, Inc.	246	13,466
Motorola Solutions, Inc.	199	13,247
Amphenol Corp. — Class A	134	12,910
Fiserv, Inc.*	210	12,667
Xerox Corp.	949	11,806
Paychex, Inc.	279	11,595
Autodesk, Inc.*	200	11,276
Xilinx, Inc.	235	11,118
NetApp, Inc.	285	10,408
KLA-Tencor Corp.	143	10,388
Juniper Networks, Inc.*	412	10,110
Linear Technology Corp.	206	9,696
Electronic Arts, Inc.*	268	9,613
Akamai Technologies, Inc.*	154	9,403
Altera Corp.	269	9,350
Lam Research Corp.	137	9,258
Red Hat, Inc.*	165	9,120
NVIDIA Corp.	484	8,973
Citrix Systems, Inc.*	141	8,820
Microchip Technology, Inc.	174	8,493
Western Union Co.	468	8,115
CA, Inc.	274	7,875
Computer Sciences Corp.	124	7,837
Harris Corp.	97	7,348
F5 Networks, Inc.*	60	6,686
VeriSign, Inc.*	114	5,564
Teradata Corp.*	136	5,467
First Solar, Inc.*	65	4,619
FLIR Systems, Inc.	131	4,550
Total System Services, Inc.	142	4,460
Jabil Circuit, Inc.	161	3,365
Total Information Technology		2,843,273
FINANCIALS - 7.7%
Wells Fargo & Co.	4,163	218,808
Berkshire Hathaway, Inc. — Class B*	1,560	197,433
JPMorgan Chase & Co.	3,286	189,339
Bank of America Corp.	9,112	140,051
Citigroup, Inc.	2,624	123,590
American Express Co.	785	74,472
American International Group, Inc.	1,256	68,553
U.S. Bancorp	1,579	68,402
Goldman Sachs Group, Inc.	354	59,274
MetLife, Inc.	971	53,948
Simon Property Group, Inc.	277	46,059
PNC Financial Services Group, Inc.	463	41,230
Capital One Financial Corp.	498	41,135
Morgan Stanley	1,210	39,119
Bank of New York Mellon Corp.	991	37,143
Prudential Financial, Inc.	394	34,975
BlackRock, Inc. — Class A	106	33,878
American Tower Corp. — Class A	345	31,044
ACE Ltd.	290	30,073
Travelers Companies, Inc.	301	28,315
Charles Schwab Corp.	1,007	27,119
Discover Financial Services	411	25,474
State Street Corp.	376	25,290
Marsh & McLennan Companies, Inc.	477	24,718
Afl ac, Inc.	395	24,589
BB&T Corp.	619	24,407
Aon plc	264	23,784
Allstate Corp.	371	21,785
Crown Castle International Corp.	288	21,387
Public Storage	123	21,076
Franklin Resources, Inc.	349	20,186
CME Group, Inc. — Class A	277	19,652
Ameriprise Financial, Inc.	163	19,560
T. Rowe Price Group, Inc.	230	19,414
Intercontinental Exchange, Inc.	102	19,268
McGraw Hill Financial, Inc.	231	19,180
Chubb Corp.	206	18,987
SunTrust Banks, Inc.	462	18,508
Equity Residential	290	18,270
Prologis, Inc.	435	17,874

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Weyerhaeuser Co.	505	$16,710
HCP, Inc.	398	16,468
Health Care REIT, Inc.	262	16,420
Ventas, Inc.	256	16,410
Vornado Realty Trust	149	15,903
Fifth Third Bancorp	744	15,884
AvalonBay Communities, Inc.	108	15,357
Boston Properties, Inc.	128	15,127
M&T Bank Corp.	121	15,010
Host Hotels & Resorts, Inc.	658	14,483
Invesco Ltd.	378	14,270
Moody’s Corp.	162	14,201
Hartford Financial Services Group, Inc.	388	13,894
Regions Financial Corp.	1,193	12,670
Northern Trust Corp.	195	12,521
Principal Financial Group, Inc.	242	12,216
Progressive Corp.	471	11,945
Lincoln National Corp.	231	11,883
Essex Property Trust, Inc.	64	11,834
Loews Corp.	268	11,795
KeyCorp	764	10,948
General Growth Properties, Inc.	451	10,626
Affiliated Managers Group, Inc.*	48	9,859
Kimco Realty Corp.	358	8,227
Macerich Co.	120	8,010
XL Group plc — Class A	239	7,822
Comerica, Inc.	153	7,674
CBRE Group, Inc. — Class A*	238	7,626
Unum Group	218	7,578
Genworth Financial, Inc. — Class A*	428	7,447
Leucadia National Corp.	276	7,236
Plum Creek Timber Company, Inc.	152	6,855
Huntington Bancshares, Inc.	714	6,812
Torchmark Corp.	81	6,636
Navient Corp.	360	6,376
Cincinnati Financial Corp.	126	6,053
E*TRADE Financial Corp.*	246	5,230
Legg Mason, Inc.	95	4,874
Zions Bancorporation	161	4,745
Assurant, Inc.	66	4,326
NASDAQ OMX Group, Inc.	109	4,210
Hudson City Bancorp, Inc.	419	4,119
People’s United Financial, Inc.	266	4,035
Apartment Investment &
Management Co. — Class A	125	4,034
Total Financials		2,433,728
HEALTH CARE - 6.3%
Johnson & Johnson	2,449	256,215
Pfizer, Inc.	5,521	163,864
Merck & Company, Inc.	2,538	146,823
Gilead Sciences, Inc.*	1,326	109,938
AbbVie, Inc.	1,372	77,436
Amgen, Inc.	650	76,940
Bristol-Myers Squibb Co.	1,445	70,097
UnitedHealth Group, Inc.	845	69,078
Biogen Idec, Inc.*	209	65,900
Celgene Corp.*	700	60,116
Medtronic, Inc.	867	55,280
Abbott Laboratories	1,297	53,047
Eli Lilly & Co.	853	53,031
Express Scripts Holding Co.*	664	46,035
Allergan, Inc.	265	44,843
Thermo Fisher Scientific, Inc.	342	40,357
McKesson Corp.	199	37,055
Covidien plc	391	35,260
Baxter International, Inc.	471	34,053
Actavis plc*	149	33,234
Alexion Pharmaceuticals, Inc.*	178	27,813
WellPoint, Inc.	246	26,472
Aetna, Inc.	309	25,054
Stryker Corp.	259	21,839
Cigna Corp.	228	20,969
Regeneron Pharmaceuticals, Inc.*	74	20,903
Cardinal Health, Inc.	294	20,157
Vertex Pharmaceuticals, Inc.*	212	20,072
Becton Dickinson and Co.	165	19,520
St. Jude Medical, Inc.	247	17,105
Humana, Inc.	133	16,987
Agilent Technologies, Inc.	292	16,772
Perrigo Company plc	114	16,617
Mylan, Inc.*	318	16,396
Zimmer Holdings, Inc.	145	15,060
Boston Scientific Corp.*	1,150	14,686
AmerisourceBergen Corp. — Class A	199	14,459
Intuitive Surgical, Inc.*	35	14,413
Zoetis, Inc.	436	14,070
Cerner Corp.*	260	13,411
DaVita HealthCare Partners, Inc.*	152	10,993
CR Bard, Inc.	70	10,011
Edwards Lifesciences Corp.*	97	8,326
CareFusion Corp.*	187	8,293
Waters Corp.*	78	8,146
Laboratory Corporation of America Holdings*	78	7,987
Varian Medical Systems, Inc.*	96	7,981
Hospira, Inc.*	144	7,397
Quest Diagnostics, Inc.	123	7,219
DENTSPLY International, Inc.	121	5,729
PerkinElmer, Inc.	95	4,450
Tenet Healthcare Corp.*	80	3,755
Patterson Companies, Inc.	66	2,608
Total Health Care		1,994,272
CONSUMER DISCRETIONARY - 5.7%
Comcast Corp. — Class A	2,260	121,316
Walt Disney Co.	1,397	119,779
Amazon.com, Inc.*	321	104,255
Home Depot, Inc.	1,183	95,776
McDonald’s Corp.	853	85,931
Ford Motor Co.	3,435	59,220
Twenty-First Century Fox, Inc. — Class A	1,668	58,630
Priceline Group, Inc.*	48	57,744
Time Warner, Inc.	764	53,671
Starbucks Corp.	652	50,452

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

NIKE, Inc. — Class B	641	$49,710
Lowe’s Companies, Inc.	871	41,799
General Motors Co.	1,137	41,273
Time Warner Cable, Inc.	242	35,647
DIRECTV*	401	34,089
TJX Companies, Inc.	607	32,261
Target Corp.	545	31,583
Yum! Brands, Inc.	385	31,262
Viacom, Inc. — Class B	341	29,575
Johnson Controls, Inc.	583	29,110
CBS Corp. — Class B	458	28,460
Netfl ix, Inc.*	55	24,233
VF Corp.	298	18,774
Macy’s, Inc.	313	18,159
Delphi Automotive plc	245	16,841
AutoZone, Inc.*	31	16,623
Omnicom Group, Inc.	226	16,096
Wynn Resorts Ltd.	74	15,359
Dollar General Corp.*	265	15,200
O’Reilly Automotive, Inc.*	96	14,458
Carnival Corp.	380	14,307
Chipotle Mexican Grill, Inc. — Class A*	24	14,220
Discovery Communications, Inc. — Class A*	190	14,113
Michael Kors Holdings Ltd.*	156	13,829
Starwood Hotels & Resorts Worldwide, Inc.	165	13,335
Harley-Davidson, Inc.	188	13,132
BorgWarner, Inc.	201	13,103
L Brands, Inc.	213	12,495
Marriott International, Inc. — Class A	193	12,371
Ross Stores, Inc.	184	12,168
Genuine Parts Co.	132	11,590
Mattel, Inc.	293	11,419
Bed Bath & Beyond, Inc.*	178	10,214
TripAdvisor, Inc.*	93	10,105
CarMax, Inc.*	194	10,090
Tiffany & Co.	97	9,724
Dollar Tree, Inc.*	178	9,694
The Gap, Inc.	230	9,561
Kohl’s Corp.	170	8,956
PVH Corp.	76	8,862
Ralph Lauren Corp. — Class A	54	8,677
Whirlpool Corp.	62	8,632
Under Armour, Inc. — Class A*	140	8,329
Coach, Inc.	243	8,308
Wyndham Worldwide Corp.	108	8,178
Nordstrom, Inc.	120	8,152
H&R Block, Inc.	242	8,112
Scripps Networks Interactive, Inc. — Class A	98	7,952
News Corp. — Class A*	440	7,894
Mohawk Industries, Inc.*	56	7,747
Newell Rubbermaid, Inc.	245	7,593
Best Buy Company, Inc.	241	7,473
Expedia, Inc.	94	7,403
Tractor Supply Co.	118	7,127
Interpublic Group of Companies, Inc.	361	7,043
Goodyear Tire & Rubber Co.	245	6,806
Harman International Industries, Inc.	63	6,768
Garmin Ltd.	109	6,638
Lennar Corp. — Class A	151	6,339
Gannett Company, Inc.	198	6,199
Staples, Inc.	567	6,146
DR Horton, Inc.	247	6,071
PulteGroup, Inc.	295	5,947
Hasbro, Inc.	107	5,676
PetSmart, Inc.	92	5,502
Family Dollar Stores, Inc.	78	5,159
Darden Restaurants, Inc.	111	5,136
Fossil Group, Inc.*	44	4,599
GameStop Corp. — Class A	102	4,128
Leggett & Platt, Inc.	118	4,045
AutoNation, Inc.*	58	3,461
Cablevision Systems Corp. — Class A	190	3,354
Urban Outfitters, Inc.*	94	3,183
Graham Holdings Co. — Class B	3	2,154
Total Consumer Discretionary		1,796,505
ENERGY - 5.2%
Exxon Mobil Corp.	3,715	374,027
Chevron Corp.	1,651	215,538
Schlumberger Ltd.	1,122	132,341
ConocoPhillips	1,071	91,817
Occidental Petroleum Corp.	675	69,275
EOG Resources, Inc.	468	54,690
Halliburton Co.	730	51,837
Anadarko Petroleum Corp.	440	48,167
Phillips 66	492	39,571
Williams Companies, Inc.	600	34,926
Apache Corp.	336	33,808
National Oilwell Varco, Inc.	366	30,140
Baker Hughes, Inc.	378	28,142
Pioneer Natural Resources Co.	122	28,037
Devon Energy Corp.	328	26,043
Spectra Energy Corp.	579	24,596
Noble Energy, Inc.	312	24,168
Marathon Oil Corp.	594	23,712
Valero Energy Corp.	456	22,846
Hess Corp.	224	22,151
Kinder Morgan, Inc.	577	20,922
Marathon Petroleum Corp.	256	19,986
Equities Corp.	130	13,897
Southwestern Energy Co.*	302	13,738
Chesapeake Energy Corp.	441	13,706
Transocean Ltd.	292	13,149
Range Resources Corp.	147	12,782
FMC Technologies, Inc.*	207	12,641
Cameron International Corp.*	184	12,459
ONEOK, Inc.	182	12,391
Cabot Oil & Gas Corp.	355	12,120
Helmerich & Payne, Inc.	100	11,611
Cimarex Energy Co.	80	11,477
Ensco plc — Class A	206	11,447
Murphy Oil Corp.	146	9,706
CONSOL Energy, Inc.	201	9,260
Noble Corporation plc	220	7,383

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Nabors Industries Ltd.	227	$6,667
Tesoro Corp.	108	6,336
Denbury Resources, Inc.	303	5,593
QEP Resources, Inc.	153	5,279
Newfield Exploration Co.*	116	5,127
Peabody Energy Corp.	235	3,842
Rowan Companies plc — Class A	111	3,544
Diamond Offshore Drilling, Inc.	63	3,127
Total Energy		1,634,022
INDUSTRIALS - 5.1%
General Electric Co.	8,694	228,478
United Technologies Corp.	730	84,278
Union Pacific Corp.	786	78,404
3M Co.	544	77,923
Boeing Co.	579	73,665
Honeywell International, Inc.	678	63,020
United Parcel Service, Inc. — Class B	611	62,726
Caterpillar, Inc.	546	59,334
Danaher Corp.	517	40,703
Emerson Electric Co.	608	40,347
Lockheed Martin Corp.	236	37,932
FedEx Corp.	246	37,239
General Dynamics Corp.	278	32,401
Eaton Corporation plc	407	31,412
Precision Castparts Corp.	124	31,298
Illinois Tool Works, Inc.	330	28,896
Deere & Co.	316	28,614
Delta Air Lines, Inc.	730	28,265
Norfolk Southern Corp.	270	27,818
CSX Corp.	867	26,712
Raytheon Co.	269	24,815
Cummins, Inc.	148	22,835
Northrop Grumman Corp.	188	22,490
PACCAR, Inc.	303	19,037
Tyco International Ltd.	402	18,331
Waste Management, Inc.	376	16,818
Southwest Airlines Co.	609	16,358
Parker Hannifin Corp.	128	16,093
Rockwell Automation, Inc.	118	14,769
WW Grainger, Inc.	56	14,239
Roper Industries, Inc.	91	13,287
Ingersoll-Rand plc	212	13,252
Dover Corp.	144	13,097
Nielsen N.V.	260	12,587
Pentair plc	168	12,116
Fastenal Co.	242	11,977
Stanley Black & Decker, Inc.	132	11,592
AMETEK, Inc.	215	11,240
Kansas City Southern	98	10,536
Fluor Corp.	136	10,459
Rockwell Collins, Inc.	125	9,768
Textron, Inc.	248	9,496
Stericycle, Inc.*	78	9,237
Flowserve Corp.	122	9,071
Republic Services, Inc. — Class A	234	8,885
L-3 Communications Holdings, Inc.	70	8,453
Pall Corp.	98	8,368
CH Robinson Worldwide, Inc.	127	8,101
Equifax, Inc.	108	7,834
Expeditors International of Washington, Inc.	172	7,596
Masco Corp.	309	6,860
Quanta Services, Inc.*	190	6,570
Xylem, Inc.	160	6,253
Jacobs Engineering Group, Inc.*	111	5,914
Cintas Corp.	93	5,909
Snap-on, Inc.	49	5,807
Robert Half International, Inc.	117	5,586
Joy Global, Inc.	90	5,542
ADT Corp.	151	5,276
Iron Mountain, Inc.	148	5,247
Pitney Bowes, Inc.	177	4,889
Allegion plc	82	4,648
Ryder System, Inc.	49	4,316
Dun & Bradstreet Corp.	34	3,747
Total Industrials		1,588,766
CONSUMER STAPLES - 4.6%
Procter & Gamble Co.	2,348	184,528
Coca-Cola Co.	3,275	138,729
PepsiCo, Inc.	1,318	117,750
Philip Morris International, Inc.	1,362	114,830
Wal-Mart Stores, Inc.	1,395	104,723
CVS Caremark Corp.	1,020	76,877
Altria Group, Inc.	1,714	71,885
Walgreen Co.	762	56,487
Mondelez International, Inc. — Class A	1,462	54,986
Colgate-Palmolive Co.	749	51,067
Costco Wholesale Corp.	375	43,185
Kimberly-Clark Corp.	326	36,258
Kraft Foods Group, Inc.	517	30,994
General Mills, Inc.	537	28,214
Archer-Daniels-Midland Co.	564	24,878
Kroger Co.	440	21,749
Sysco Corp.	507	18,987
Lorillard, Inc.	311	18,962
Mead Johnson Nutrition Co. — Class A	182	16,957
Reynolds American, Inc.	277	16,717
Estee Lauder Companies, Inc. — Class A	213	15,817
Kellogg Co.	225	14,783
Keurig Green Mountain, Inc.	107	13,333
Brown-Forman Corp. — Class B	140	13,184
Constellation Brands, Inc. — Class A*	142	12,514
Hershey Co.	128	12,463
Whole Foods Market, Inc.	319	12,323
ConAgra Foods, Inc.	367	10,893
JM Smucker Co.	96	10,231
Molson Coors Brewing Co. — Class B	136	10,086
Clorox Co.	109	9,963
Coca-Cola Enterprises, Inc.	206	9,843
Dr Pepper Snapple Group, Inc.	167	9,783
Tyson Foods, Inc. — Class A	237	8,897
Monster Beverage Corp.*	120	8,524
McCormick & Company, Inc.	116	8,304

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	value

Campbell Soup Co.	153	$7,009
Safeway, Inc.	203	6,971
Hormel Foods Corp.	114	5,626
Avon Products, Inc.	377	5,508
Total Consumer Staples		1,434,818
MATERIALS - 1.7%
Monsanto Co.	453	56,508
Dow Chemical Co.	1,042	53,620
EI du Pont de Nemours & Co.	798	52,221
LyondellBasell Industries N.V. — Class A	355	34,666
Praxair, Inc.	250	33,211
Freeport-McMoRan Copper & Gold, Inc.	901	32,887
Ecolab, Inc.	237	26,389
PPG Industries, Inc.	123	25,848
Air Products & Chemicals, Inc.	181	23,280
International Paper Co.	370	18,674
Sherwin-Williams Co.	76	15,725
Alcoa, Inc.	1,016	15,128
Mosaic Co.	289	14,291
Nucor Corp.	271	13,347
Eastman Chemical Co.	139	12,142
CF Industries Holdings, Inc.	48	11,545
Newmont Mining Corp.	435	11,066
Sigma-Aldrich Corp.	107	10,858
FMC Corp.	119	8,472
International Flavors & Fragrances, Inc.	75	7,821
Ball Corp.	119	7,459
Vulcan Materials Co.	111	7,076
Airgas, Inc.	62	6,752
MeadWestvaco Corp.	145	6,417
Sealed Air Corp.	169	5,775
Owens-Illinois, Inc.*	138	4,780
Allegheny Technologies, Inc.	99	4,465
Avery Dennison Corp.	78	3,998
Bemis Company, Inc.	93	3,781
United States Steel Corp.	124	3,229
Total Materials		531,431
UTILITIES - 1.5%
Duke Energy Corp.	611	45,331
NextEra Energy, Inc.	380	38,943
Dominion Resources, Inc.	503	35,975
Southern Co.	773	35,080
Exelon Corp.	738	26,922
American Electric Power Company, Inc.	425	23,702
Sempra Energy	207	21,675
PPL Corp.	548	19,470
PG&E Corp.	404	19,400
Public Service Enterprise Group, Inc.	434	17,703
Edison International	285	16,561
Consolidated Edison, Inc.	257	14,839
Xcel Energy, Inc.	434	13,988
FirstEnergy Corp.	374	12,985
Northeast Utilities	272	12,857
Entergy Corp.	154	12,642
DTE Energy Co.	152	11,836
NiSource, Inc.	281	11,055
NRG Energy, Inc.	292	10,862
CenterPoint Energy, Inc.	374	9,552
Ameren Corp.	223	9,116
Wisconsin Energy Corp.	193	9,056
AES Corp.	569	8,848
CMS Energy Corp.	235	7,320
SCANA Corp.	120	6,457
Pepco Holdings, Inc.	217	5,963
AGL Resources, Inc.	106	5,833
Pinnacle West Capital Corp.	97	5,610
Integrys Energy Group, Inc.	64	4,552
TECO Energy, Inc.	184	3,400
Total Utilities		477,533
TELECOMMUNICATION SERVICES - 1.2%
Verizon Communications, Inc.	3,589	175,610
AT&T, Inc.	4,498	159,049
CenturyLink, Inc.	499	18,064
Windstream Holdings, Inc.	524	5,219
Frontier Communications Corp.	869	5,075
Total Telecommunication Services		363,017
Total Common Stocks
(Cost $8,383,424)		15,097,365
MUTUAL FUNDS†,4 - 12.7%
Guggenheim Strategy Fund I	160,389	4,001,700
Total Mutual Funds
(Cost $4,004,906)		4,001,700

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 16.3%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$1,222,795	1,222,795
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	1,009,030	1,009,030
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	965,835	965,835
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	955,923	955,923
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	955,923	955,923
Total Repurchase Agreements
(Cost $5,109,506)		5,109,506
Total Investments - 77.0%
(Cost $17,497,836)		$24,208,571
Other Assets & Liabilities, net - 23.0%		7,224,610
Total Net Assets - 100.0%		$31,433,181

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014
S&P 500® 2x STRATEGY FUND

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $21,179,200)	217	$136,190

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2014 S&P 500 Index Swap,
Terminating 07/31/14[3]
(Notional Value $21,858,100)	11,151	$19,108
Goldman Sachs International
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[3]
(Notional Value $2,057,606)	1,050	3,309
Credit Suisse Capital, LLC
July 2014 S&P 500 Index Swap,
Terminating 07/29/14[3]
(Notional Value $2,108,892)	1,076	1,363
(Total Notional Value
$26,024,598)		$23,780

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $12,388,330)	$19,099,065
Repurchase agreements, at value
(cost $5,109,506)	5,109,506
Total investments
(cost $17,497,836)	24,208,571
Segregated cash with broker	2,295,705
Unrealized appreciation on swap agreements	23,780
Cash	233
Receivables:
Fund shares sold	4,931,626
Dividends	21,085
Securities sold	20,890
Swap settlement	7,863
Foreign taxes reclaim	26
Interest	2
Total assets	31,509,781
Liabilities:
Payable for:
Management fees	19,195
Securities purchased	9,859
Transfer agent and administrative fees	5,332
Investor service fees	5,332
Portfolio accounting fees	2,133
Fund shares redeemed	20
Miscellaneous	34,729
Total liabilities	76,600
Net assets	$31,433,181
Net assets consist of:
Paid in capital	$18,600,534
Accumulated net investment loss	(49,286)
Accumulated net realized gain on investments	6,011,228
Net unrealized appreciation on investments	6,870,705
Net assets	$31,433,181
Capital shares outstanding	118,223
Net asset value per share	$265.88

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $9)	$180,849
Interest	260
Total investment income	181,109

Expenses:
Management fees	118,542
Transfer agent and administrative fees	32,928
Investor service fees	32,928
Portfolio accounting fees	13,171
Professional fees	16,713
Custodian fees	1,540
Trustees’ fees*	1,142
Line of credit interest expense	173
Miscellaneous	11,183
Total expenses	228,320
Net investment loss	(47,211)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	358,619
Swap agreements	1,346,217
Futures contracts	845,848
Net realized gain	2,550,684
Net change in unrealized appreciation (depreciation) on:
Investments	443,768
Swap agreements	(114,101)
Futures contracts	74,694
Net change in unrealized appreciation (depreciation)	404,361
Net realized and unrealized gain	2,955,045
Net increase in net assets resulting from operations	$2,907,834

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(47,211)	$(114,462)
Net realized gain on investments	2,550,684	8,924,585
Net change in unrealized appreciation (depreciation) on investments	404,361	3,012,774
Net increase in net assets resulting from operations	2,907,834	11,822,897

Capital share transactions:
Proceeds from sale of shares	153,341,490	259,249,238
Cost of shares redeemed	(152,308,069)	(256,064,181)
Net increase from capital share transactions	1,033,421	3,185,057
Net increase in net assets	3,941,255	15,007,954

Net assets:
Beginning of period	27,491,926	12,483,972
End of period	$31,433,181	$27,491,926
Accumulated net investment loss at end of period	$(49,286)	$(2,075)

Capital share activity:
Shares sold	640,173	1,423,672
Shares redeemed	(638,516)	(1,396,409)
Net increase in shares	1,657	27,263

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$235.85	$139.79	$108.05	$112.49	$89.65	$61.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.91)	(.36)	(.83)	(.55)	(.19)
Net gain (loss) on investments
(realized and unrealized)	30.46	96.97	32.10	(3.61)	23.39	28.76
Total from investment operations	30.03	96.06	31.74	(4.44)	22.84	28.57
Less distributions from:
Net investment income	—	—	—	—	—	(.51)
Total distributions	—	—	—	—	—	(.51)
Net asset value, end of period	$265.88	$235.85	$139.79	$108.05	$112.49	$89.65

Total Return[c]	12.74%	68.71%	29.39%	(3.95%)	25.47%	46.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,433	$27,492	$12,484	$22,863	$21,024	$28,872
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.49%)	(0.28%)	(0.72%)	(0.59%)	(0.30%)
Total expenses[d]	1.73%	1.69%	1.73%	1.76%	1.71%	1.71%
Portfolio turnover rate	199%	225%	301%	232%	68%	204%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	9.7%
Microsoft Corp.	6.0%
Google, Inc. — Class C	3.4%
Google, Inc. — Class A	2.9%
Intel Corp.	2.7%
Amazon.com, Inc.	2.6%
Facebook, Inc. — Class A	2.3%
QUALCOMM, Inc.	2.3%
Gilead Sciences, Inc.	2.2%
Cisco Systems, Inc.	2.2%
Top Ten Total	36.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 74.8%

INFORMATION TECHNOLOGY - 44.5%
Apple, Inc.	46,319	$4,304,426
Microsoft Corp.	63,458	2,646,198
Google, Inc. — Class C*	2,590	1,489,975
Google, Inc. — Class A*	2,160	1,262,887
Intel Corp.	38,246	1,181,802
Facebook, Inc. — Class A*	15,313	1,030,412
QUALCOMM, Inc.	12,964	1,026,748
Cisco Systems, Inc.	39,353	977,922
eBay, Inc.*	9,731	487,134
Texas Instruments, Inc.	8,291	396,227
Baidu, Inc. ADR*	2,118	395,664
Automatic Data Processing, Inc.	3,702	293,495
Adobe Systems, Inc.*	3,828	276,994
Yahoo!, Inc.*	7,730	271,555
Micron Technology, Inc.*	8,226	271,047
Cognizant Technology
Solutions Corp. — Class A*	4,674	228,605
Applied Materials, Inc.	9,355	210,955
SanDisk Corp.	1,738	181,499
Intuit, Inc.	2,185	175,958
Western Digital Corp.	1,801	166,232
Broadcom Corp. — Class A	4,109	152,526
Seagate Technology plc	2,513	142,789
Avago Technologies Ltd.	1,921	138,446
Analog Devices, Inc.	2,409	130,255
NXP Semiconductor N.V.*	1,935	128,058
Activision Blizzard, Inc.	5,496	122,561
Symantec Corp.	5,313	121,668
Paychex, Inc.	2,790	115,952
Fiserv, Inc.*	1,917	115,633
Autodesk, Inc.*	1,744	98,327
Check Point Software Technologies Ltd.*	1,461	97,931
CA, Inc.	3,400	97,716
Xilinx, Inc.	2,062	97,553
NetApp, Inc.	2,547	93,016
KLA-Tencor Corp.	1,275	92,616
Linear Technology Corp.	1,818	85,573
Altera Corp.	2,404	83,563
Akamai Technologies, Inc.*	1,366	83,408
Equinix, Inc.*	385	80,885
NVIDIA Corp.	4,287	79,481
Citrix Systems, Inc.*	1,260	78,813
Maxim Integrated Products, Inc.	2,176	73,571
F5 Networks, Inc.*	581	64,747
Total Information Technology		19,650,823
CONSUMER DISCRETIONARY - 14.3%
Amazon.com, Inc.*	3,534	1,147,773
Comcast Corp. — Class A	16,488	885,076
Priceline Group, Inc.*	400	481,200
Starbucks Corp.	5,778	447,102
Twenty-First Century Fox, Inc. — Class A	10,967	385,490
DIRECTV*	3,741	318,022
Viacom, Inc. — Class B	2,912	252,558
Tesla Motors, Inc.*	951	228,297
Netflix, Inc.*	463	203,998
Wynn Resorts Ltd.	774	160,651
Sirius XM Holdings, Inc.*	46,350	160,371
Marriott International, Inc. — Class A	2,251	144,289
Charter Communications, Inc. — Class A*	834	132,089
O’Reilly Automotive, Inc.*	810	121,986
DISH Network Corp. — Class A*	1,690	109,985
Liberty Media Corp. — Class A*	798	109,070
TripAdvisor, Inc.*	1,000	108,660
Ross Stores, Inc.	1,632	107,924
Liberty Interactive Corp. — Class A*	3,551	104,257
Mattel, Inc.	2,607	101,595
Garmin Ltd.	1,491	90,802
Bed Bath & Beyond, Inc.*	1,570	90,087
Dollar Tree, Inc.*	1,591	86,646
Discovery Communications, Inc. — Class A*	1,134	84,234
Liberty Global plc — Class A*	1,648	72,875
Expedia, Inc.	895	70,490
Tractor Supply Co.	1,062	64,145
Staples, Inc.	4,967	53,842
Total Consumer Discretionary		6,323,514
HEALTH CARE - 10.3%
Gilead Sciences, Inc.*	11,800	978,338
Amgen, Inc.	5,812	687,966
Biogen Idec, Inc.*	1,821	574,180
Celgene Corp.*	6,146	527,818
Express Scripts Holding Co.*	5,943	412,029
Alexion Pharmaceuticals, Inc.*	1,524	238,125
Regeneron Pharmaceuticals, Inc.*	756	213,547
Illumina, Inc.*	982	175,326
Vertex Pharmaceuticals, Inc.*	1,810	171,371
Mylan, Inc.*	2,867	147,823
Cerner Corp.*	2,638	136,068
Intuitive Surgical, Inc.*	293	120,657
Henry Schein, Inc.*	656	77,848
Catamaran Corp.*	1,584	69,949
Total Health Care		4,531,045
CONSUMER STAPLES - 3.4%
Mondelez International, Inc. — Class A	12,991	488,592
Costco Wholesale Corp.	3,377	388,895
Kraft Foods Group, Inc.	4,575	274,271
Keurig Green Mountain, Inc.	1,252	156,012
Whole Foods Market, Inc.	2,828	109,246
Monster Beverage Corp.*	1,282	91,060
Total Consumer Staples		1,508,076
INDUSTRIALS - 1.3%
PACCAR, Inc.	2,729	171,462
Fastenal Co.	2,279	112,788
Stericycle, Inc.*	651	77,091
Verisk Analytics, Inc. — Class A*	1,280	76,826
CH Robinson Worldwide, Inc.	1,136	72,466
Expeditors International of Washington, Inc.	1,520	67,123
Total Industrials		577,756

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group plc ADR	3,986	$133,092
VimpelCom Ltd. ADR	12,688	106,579
SBA Communications Corp. — Class A*	985	100,766
Total Telecommunication Services		340,437
MATERIALS - 0.2%
Sigma-Aldrich Corp.	915	92,854
Total Common Stocks
(Cost $27,159,838)		33,024,505

MUTUAL FUNDS†,4 - 1.8%
Guggenheim Strategy Fund I	32,193	803,223
Total Mutual Funds
(Cost $803,626)		803,223

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 12.8%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$2,318,077	2,318,077
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	863,327	863,327
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	826,369	826,369
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	817,888	817,888
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	817,888	817,888
Total Repurchase Agreements
(Cost $5,643,549)		5,643,549
Total Investments - 89.4%
(Cost $33,607,013)		$39,471,277
Other Assets & Liabilities, net - 10.6%		4,698,134
Total Net Assets - 100.0%		$44,169,411

		Unrealized
	Contracts	Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $6,761,920)	88	$136,189

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2014 NASDAQ-100 Index Swap,
Terminating 07/31/14[3]
(Notional Value $35,410,500)	9,199	$196,896
Credit Suisse Capital, LLC
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[3]
(Notional Value $11,600,548)	3,014	62,364
Goldman Sachs International
July 2014 NASDAQ-100 Index Swap,
Terminating 07/29/14[3]
(Notional Value $2,058,318)	535	12,192
(Total Notional Value
$49,069,366)		$271,452

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value
(cost $27,963,464)	$33,827,728
Repurchase agreements, at value
(cost $5,643,549)	5,643,549
Total investments
(cost $33,607,013)	39,471,277
Segregated cash with broker	3,726,958
Unrealized appreciation on swap agreements	271,452
Cash	1,700
Receivables:
Fund shares sold	876,340
Variation margin	18,480
Dividends	14,796
Foreign taxes reclaim	278
Interest	2
Total assets	44,381,283
Liabilities:
Payable for:
Fund shares redeemed	115,132
Management fees	29,302
Transfer agent and administrative fees	8,139
Investor service fees	8,139
Portfolio accounting fees	3,256
Swap settlement	471
Miscellaneous	47,433
Total liabilities	211,872
Net assets	$44,169,411
Net assets consist of:
Paid in capital	$18,645,921
Accumulated net investment loss	(112,079)
Accumulated net realized gain on investments	19,363,664
Net unrealized appreciation on investments	6,271,905
Net assets	$44,169,411
Capital shares outstanding	853,777
Net asset value per share	$51.73

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends	$181,092
Interest	195
Income from securities lending, net	25
Total investment income	181,312

Expenses:
Management fees	152,598
Transfer agent and administrative fees	42,389
Investor service fees	42,389
Portfolio accounting fees	16,955
Professional fees	26,320
Custodian fees	1,982
Trustees’ fees*	1,705
Line of credit interest expense	107
Miscellaneous	11,690
Total expenses	296,135
Net investment loss	(114,823)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,378,214
Swap agreements	606,269
Futures contracts	283,458
Net realized gain	3,267,941
Net change in unrealized appreciation (depreciation) on:
Investments	(1,950,125)
Swap agreements	110,385
Futures contracts	121,708
Net change in unrealized appreciation (depreciation)	(1,718,032)
Net realized and unrealized gain	1,549,909
Net increase in net assets resulting from operations	$1,435,086

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(114,823)	$(260,881)
Net realized gain on investments	3,267,941	20,731,223
Net change in unrealized appreciation (depreciation) on investments	(1,718,032)	(181,929)
Net increase in net assets resulting from operations	1,435,086	20,288,413

Distributions to shareholders from:
Net realized gains	—	(4,062,636)
Total distributions to shareholders	—	(4,062,636)

Capital share transactions:
Proceeds from sale of shares	97,564,789	146,349,263
Distributions reinvested	—	4,062,636
Cost of shares redeemed	(100,848,739)	(145,557,504)
Net increase (decrease) from capital share transactions	(3,283,950)	4,854,395
Net increase (decrease) in net assets	(1,848,864)	21,080,172

Net assets:
Beginning of period	46,018,275	24,938,103
End of period	$44,169,411	$46,018,275
Accumulated net investment loss/Undistributed net investment income at end of period	$(112,079)	$2,744

Capital share activity:
Shares sold	2,087,903	4,133,778
Shares issued from reinvestment of distributions	—	100,985
Shares redeemed	(2,247,820)	(4,119,592)
Net increase (decrease) in shares	(159,917)	115,171

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$45.40	$27.75	$20.69	$24.45	$17.86	$8.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.25)	(.22)	(.33)	(.22)	(.14)
Net gain (loss) on investments
(realized and unrealized)	6.49	21.99	7.28	.39	6.81	9.80
Total from investment operations	6.33	21.74	7.06	.06	6.59	9.66
Less distributions from:
Net realized gains	—	(4.09)	—	(3.82)	—	—
Total distributions	—	(4.09)	—	(3.82)	—	—
Net asset value, end of period	$51.73	$45.40	$27.75	$20.69	$24.45	$17.86

Total Return[c]	13.97%	80.21%	34.12%	(0.68%)	36.90%	117.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,169	$46,018	$24,938	$22,340	$34,107	$36,112
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.70%)	(0.80%)	(1.31%)	(1.16%)	(1.19%)
Total expenses[d]	1.75%	1.72%	1.76%	1.80%	1.74%	1.75%
Portfolio turnover rate	156%	174%	120%	22%	92%	80%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Equinix, Inc.	0.4%
SL Green Realty Corp.	0.3%
Henry Schein, Inc.	0.3%
United Rentals, Inc.	0.3%
Realty Income Corp.	0.3%
Hanesbrands, Inc.	0.3%
Endo International plc	0.3%
Advance Auto Parts, Inc.	0.3%
Trimble Navigation Ltd.	0.3%
Church & Dwight Company, Inc.	0.3%
Top Ten Total	3.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 54.3%

FINANCIALS - 11.9%
SL Green Realty Corp.	410	$44,858
Realty Income Corp.	957	42,511
Federal Realty Investment Trust	287	34,704
Everest Re Group Ltd.	196	31,456
Arthur J Gallagher & Co.	673	31,361
UDR, Inc.	1,088	31,150
Alleghany Corp.*	70	30,668
New York Community Bancorp, Inc.	1,914	30,585
Signature Bank*	217	27,382
Raymond James Financial, Inc.	536	27,191
Camden Property Trust	364	25,899
Duke Realty Corp.	1,426	25,896
Extra Space Storage, Inc.	479	25,507
SVB Financial Group*	212	24,723
Jones Lang LaSalle, Inc.	190	24,014
Liberty Property Trust	632	23,972
Protective Life Corp.	343	23,780
Alexandria Real Estate Equities, Inc.	305	23,680
Mid-America Apartment Communities, Inc.	324	23,668
Reinsurance Group of America,
Inc. — Class A	294	23,197
MSCI, Inc. — Class A*	504	23,109
Waddell & Reed Financial,
Inc. — Class A	363	22,720
Kilroy Realty Corp.	358	22,296
Regency Centers Corp.	398	22,161
East West Bancorp, Inc.	621	21,729
HCC Insurance Holdings, Inc.	435	21,289
Senior Housing Properties Trust	876	21,278
Taubman Centers, Inc.	276	20,924
WR Berkley Corp.	450	20,840
SEI Investments Co.	612	20,055
Omega Healthcare Investors, Inc.	543	20,015
Eaton Vance Corp.	524	19,802
National Retail Properties, Inc.	527	19,599
Hospitality Properties Trust	643	19,547
Rayonier, Inc.	548	19,481
American Financial Group, Inc.	312	18,583
RenaissanceRe Holdings Ltd.	173	18,511
Cullen/Frost Bankers, Inc.	233	18,505
CBOE Holdings, Inc.	373	18,355
BioMed Realty Trust, Inc.	833	18,184
PacWest Bancorp	416	17,959
Old Republic International Corp.	1,050	17,367
American Campus Communities, Inc.	451	17,246
Corrections Corporation of America	500	16,425
Highwoods Properties, Inc.	390	16,361
Prosperity Bancshares, Inc.	261	16,339
Weingarten Realty Investors	489	16,059
Commerce Bancshares, Inc.	345	16,043
LaSalle Hotel Properties	452	15,951
Brown & Brown, Inc.	512	15,724
Home Properties, Inc.	243	15,542
City National Corp.	204	15,455
SLM Corp.	1,821	15,133
Synovus Financial Corp.	601	14,652
FirstMerit Corp.	713	14,082
First Niagara Financial Group, Inc.	1,530	13,372
Umpqua Holdings Corp.	743	13,315
Aspen Insurance Holdings Ltd.	286	12,990
First American Financial Corp.	465	12,922
Federated Investors, Inc. — Class B	409	12,646
Washington Prime Group, Inc.*	672	12,593
Associated Banc-Corp.	689	12,457
Hancock Holding Co.	350	12,362
Webster Financial Corp.	385	12,143
First Horizon National Corp.	1,020	12,097
StanCorp Financial Group, Inc.	186	11,904
Hanover Insurance Group, Inc.	188	11,872
TCF Financial Corp.	722	11,819
Primerica, Inc.	232	11,101
Bank of Hawaii Corp.	189	11,092
Corporate Office Properties Trust	373	10,373
Fulton Financial Corp.	815	10,098
Washington Federal, Inc.	441	9,892
BancorpSouth, Inc.	364	8,943
Valley National Bancorp	862	8,542
Mack-Cali Realty Corp.	383	8,227
Janus Capital Group, Inc.	649	8,100
Cathay General Bancorp	315	8,051
Kemper Corp.	217	7,999
Alexander & Baldwin, Inc.	180	7,461
Mercury General Corp.	155	7,291
Potlatch Corp.	173	7,162
Trustmark Corp.	287	7,086
Equity One, Inc.	277	6,534
International Bancshares Corp.	242	6,534
Westamerica Bancorporation	109	5,699
Astoria Financial Corp.	360	4,842
Total Financials		1,541,042
INDUSTRIALS - 9.2%
United Rentals, Inc.*	416	43,568
B/E Aerospace, Inc.*	431	39,864
Wabtec Corp.	420	34,687
J.B. Hunt Transport Services, Inc.	398	29,364
Towers Watson & Co. — Class A	280	29,185
Trinity Industries, Inc.	666	29,118
Manpowergroup, Inc.	339	28,764
Fortune Brands Home & Security, Inc.	715	28,550
Kirby Corp.*	243	28,465
Hubbell, Inc. — Class B	227	27,954
Alaska Air Group, Inc.	293	27,849
IDEX Corp.	343	27,695
Acuity Brands, Inc.	190	26,268
Waste Connections, Inc.	537	26,071
Carlisle Companies, Inc.	279	24,167
Donaldson Company, Inc.	570	24,122
Lincoln Electric Holdings, Inc.	343	23,969
Genesee & Wyoming, Inc. — Class A*	215	22,575

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Timken Co.	326	$22,116
AGCO Corp.	376	21,139
Graco, Inc.	265	20,691
Oshkosh Corp.	371	20,602
Nordson Corp.	255	20,448
Huntington Ingalls Industries, Inc.	214	20,242
SPX Corp.	187	20,235
Terex Corp.	480	19,728
MSC Industrial Direct Company, Inc. — Class A	206	19,702
ITT Corp.	396	19,048
Old Dominion Freight Line, Inc.*	297	18,913
Alliant Techsystems, Inc.	136	18,213
Copart, Inc.*	488	17,548
Lennox International, Inc.	193	17,287
Valmont Industries, Inc.	112	17,018
NOW, Inc.*	467	16,910
AO Smith Corp.	324	16,064
Triumph Group, Inc.	229	15,989
Kennametal, Inc.	343	15,874
Crane Co.	211	15,690
Esterline Technologies Corp.*	135	15,541
KBR, Inc.	637	15,192
Clean Harbors, Inc.*	236	15,163
Regal-Beloit Corp.	192	15,084
RR Donnelley & Sons Co.	863	14,636
AECOM Technology Corp.*	431	13,878
Exelis, Inc.	815	13,839
URS Corp.	294	13,480
CLARCOR, Inc.	215	13,298
GATX Corp.	196	13,120
Woodward, Inc.	251	12,595
Deluxe Corp.	212	12,419
Con-way, Inc.	243	12,250
Landstar System, Inc.	191	12,224
Watsco, Inc.	116	11,920
Civeo Corp.*	462	11,564
JetBlue Airways Corp.*	990	10,742
Corporate Executive Board Co.	144	9,823
Harsco Corp.	344	9,161
Rollins, Inc.	274	8,220
MSA Safety, Inc.	135	7,760
Herman Miller, Inc.	252	7,620
HNI Corp.	192	7,509
FTI Consulting, Inc.*	179	6,770
Granite Construction, Inc.	161	5,793
Werner Enterprises, Inc.	194	5,143
Total Industrials		1,190,436
INFORMATION TECHNOLOGY - 9.0%
Equinix, Inc.*	217	45,589
Trimble Navigation Ltd.*	1,125	41,569
Skyworks Solutions, Inc.	820	38,507
ANSYS, Inc.*	403	30,555
Gartner, Inc.*	384	27,079
Avnet, Inc.	599	26,542
3D Systems Corp.*,1	442	26,432
Cree, Inc.*	528	26,374
Synopsys, Inc.*	671	26,048
Arrow Electronics, Inc.*	430	25,976
NCR Corp.*	722	25,335
SunEdison, Inc.*	1,060	23,956
Global Payments, Inc.	306	22,291
Cadence Design Systems, Inc.*	1,250	21,863
MICROS Systems, Inc.*	319	21,661
Broadridge Financial Solutions, Inc.	518	21,570
Jack Henry & Associates, Inc.	360	21,395
FactSet Research Systems, Inc.	168	20,207
PTC, Inc.*	514	19,943
Solera Holdings, Inc.	293	19,675
Ingram Micro, Inc. — Class A*	669	19,541
Concur Technologies, Inc.*	203	18,948
Zebra Technologies Corp. — Class A*	222	18,275
WEX, Inc.*	171	17,950
VeriFone Systems, Inc.*	478	17,567
Atmel Corp.*	1,813	16,988
Rackspace Hosting, Inc.*	500	16,830
Informatica Corp.*	470	16,756
ARRIS Group, Inc.*	510	16,591
Teradyne, Inc.	840	16,464
FEI Co.	180	16,331
Fortinet, Inc.*	593	14,902
Belden, Inc.	189	14,772
DST Systems, Inc.	155	14,286
Riverbed Technology, Inc.*	691	14,255
National Instruments Corp.	428	13,863
AOL, Inc.*	340	13,529
TIBCO Software, Inc.*	664	13,393
Lexmark International, Inc. — Class A	265	12,762
JDS Uniphase Corp.*	1,010	12,595
CoreLogic, Inc.*	397	12,053
RF Micro Devices, Inc.*	1,233	11,824
Advanced Micro Devices, Inc.*	2,790	11,690
Diebold, Inc.	279	11,207
Knowles Corp.*	362	11,128
SolarWinds, Inc.*	286	11,057
Leidos Holdings, Inc.	271	10,390
Tech Data Corp.*	163	10,191
Rovi Corp.*	413	9,895
Ciena Corp.*	456	9,877
Compuware Corp.	950	9,491
Convergys Corp.	434	9,305
CommVault Systems, Inc.*	189	9,293
Fair Isaac Corp.	145	9,245
Vishay Intertechnology, Inc.	588	9,108
Integrated Device Technology, Inc.*	589	9,106
Mentor Graphics Corp.	422	9,103
ACI Worldwide, Inc.*	162	9,044
Plantronics, Inc.	181	8,697
International Rectifier Corp.*	310	8,649
Silicon Laboratories, Inc.*	175	8,619
Fairchild Semiconductor International,
Inc. — Class A*	542	8,455

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Intersil Corp. — Class A	558	$8,342
InterDigital, Inc.	172	8,222
Science Applications International Corp.	174	7,684
Semtech Corp.*	287	7,505
Polycom, Inc.*	595	7,455
Acxiom Corp.*	333	7,223
Itron, Inc.*	174	7,056
Cypress Semiconductor Corp.	625	6,819
Conversant, Inc.*	268	6,807
NeuStar, Inc. — Class A*	256	6,661
Advent Software, Inc.	173	5,635
ADTRAN, Inc.	240	5,414
Total Information Technology		1,151,415
CONSUMER DISCRETIONARY - 7.1%
Hanesbrands, Inc.	430	42,330
Advance Auto Parts, Inc.	311	41,960
Signet Jewelers Ltd.	349	38,597
Polaris Industries, Inc.	281	36,597
LKQ Corp.*	1,305	34,830
Foot Locker, Inc.	631	32,005
Jarden Corp.*	521	30,921
Williams-Sonoma, Inc.	379	27,205
Toll Brothers, Inc.*	689	25,424
Kate Spade & Co.*	550	20,977
Dick’s Sporting Goods, Inc.	433	20,160
Service Corporation International	923	19,125
Tupperware Brands Corp.	220	18,414
Gentex Corp.	631	18,356
Domino’s Pizza, Inc.	237	17,323
NVR, Inc.*	15	17,259
International Game Technology	1,070	17,024
Brunswick Corp.	400	16,852
Panera Bread Co. — Class A*	111	16,631
AMC Networks, Inc. — Class A*	259	15,926
Cinemark Holdings, Inc.	447	15,805
Carter’s, Inc.	228	15,716
Tempur Sealy International, Inc.*	263	15,701
Lamar Advertising Co. — Class A	287	15,211
Live Nation Entertainment, Inc.*	610	15,061
Apollo Education Group, Inc. — Class A*	432	13,500
Brinker International, Inc.	277	13,476
Abercrombie & Fitch Co. — Class A	310	13,409
Deckers Outdoor Corp.*	153	13,208
Cabela’s, Inc.*	200	12,480
Sotheby’s	294	12,345
John Wiley & Sons, Inc. — Class A	199	12,057
Office Depot, Inc.*	2,098	11,938
JC Penney Company, Inc.*	1,319	11,937
Time, Inc.*	485	11,747
Chico’s FAS, Inc.	663	11,244
CST Brands, Inc.	322	11,109
Aaron’s, Inc.	308	10,977
Bally Technologies, Inc.*	167	10,975
Thor Industries, Inc.	191	10,862
Big Lots, Inc.*	236	10,785
DeVry Education Group, Inc.	242	10,246
Wendy’s Co.	1,140	9,724
Ascena Retail Group, Inc.*	559	9,559
Murphy USA, Inc.*	189	9,240
Cheesecake Factory, Inc.	196	9,098
HSN, Inc.	143	8,471
American Eagle Outfitters, Inc.	734	8,235
New York Times Co. — Class A	540	8,213
ANN, Inc.*	199	8,187
Life Time Fitness, Inc.*	160	7,799
Meredith Corp.	157	7,593
KB Home	384	7,173
DreamWorks Animation SKG, Inc. — Class A*	306	7,118
Guess?, Inc.	254	6,858
Rent-A-Center, Inc. — Class A	224	6,424
MDC Holdings, Inc.	173	5,240
International Speedway Corp. — Class A	119	3,960
Total Consumer Discretionary		910,597
HEALTH CARE - 5.2%
Henry Schein, Inc.*	370	43,908
Endo International plc*	604	42,292
Universal Health Services, Inc. — Class B	392	37,538
Salix Pharmaceuticals Ltd.*	270	33,305
Mettler-Toledo International, Inc.*	124	31,394
ResMed, Inc.[1]	608	30,782
Hologic, Inc.*	1,190	30,167
IDEXX Laboratories, Inc.*	219	29,252
Cooper Companies, Inc.	210	28,462
Omnicare, Inc.	422	28,092
MEDNAX, Inc.*	433	25,179
Community Health Systems, Inc.*	495	22,458
Cubist Pharmaceuticals, Inc.*	321	22,412
Covance, Inc.*	252	21,566
Mallinckrodt plc*	248	19,845
Sirona Dental Systems, Inc.*	234	19,296
Telefl ex, Inc.	176	18,586
Align Technology, Inc.*	311	17,428
United Therapeutics Corp.*	188	16,636
Health Net, Inc.*	341	14,166
WellCare Health Plans, Inc.*	187	13,961
STERIS Corp.	252	13,477
VCA, Inc.*	382	13,404
Techne Corp.	142	13,145
LifePoint Hospitals, Inc.*	195	12,110
Charles River Laboratories International, Inc.*	209	11,186
Allscripts Healthcare Solutions, Inc.*	693	11,123
Bio-Rad Laboratories, Inc. — Class A*	91	10,894
Hill-Rom Holdings, Inc.	244	10,128
Owens & Minor, Inc.	276	9,378
Thoratec Corp.*	247	8,610
HMS Holdings Corp.*	378	7,715
Total Health Care		667,895

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

MATERIALS - 4.1%
Ashland, Inc.	309	$33,602
Rock-Tenn Co. — Class A	306	32,310
Packaging Corporation of America	428	30,598
RPM International, Inc.	573	26,462
Martin Marietta Materials, Inc.	197	26,013
Valspar Corp.	331	25,219
Reliance Steel & Aluminum Co.	337	24,840
Albemarle Corp.	338	24,167
Royal Gold, Inc.	276	21,009
Eagle Materials, Inc.	220	20,742
Sonoco Products Co.	440	19,329
AptarGroup, Inc.	278	18,629
NewMarket Corp.	46	18,037
PolyOne Corp.	410	17,277
Steel Dynamics, Inc.	960	17,232
Cytec Industries, Inc.	159	16,762
Cabot Corp.	260	15,077
Carpenter Technology Corp.	226	14,295
Compass Minerals International, Inc.	143	13,691
Domtar Corp.	277	11,869
Sensient Technologies Corp.	209	11,645
Scotts Miracle-Gro Co. — Class A	185	10,519
Cliffs Natural Resources, Inc.	657	9,888
Minerals Technologies, Inc.	147	9,640
Worthington Industries, Inc.	222	9,555
Silgan Holdings, Inc.	187	9,503
Louisiana-Pacific Corp.*	607	9,117
Olin Corp.	336	9,045
Commercial Metals Co.	505	8,742
Greif, Inc. — Class A	136	7,420
Rayonier Advanced Materials, Inc.*	183	7,078
Total Materials		529,312
ENERGY - 2.9%
HollyFrontier Corp.	853	37,268
Oceaneering International, Inc.	470	36,721
Energen Corp.	310	27,553
SM Energy Co.	293	24,641
Superior Energy Services, Inc.	677	24,467
Gulfport Energy Corp.*	364	22,859
Patterson-UTI Energy, Inc.	628	21,943
Dresser-Rand Group, Inc.*	332	21,158
WPX Energy, Inc.*	870	20,802
Dril-Quip, Inc.*	179	19,554
World Fuel Services Corp.	306	15,064
Oil States International, Inc.*	226	14,484
Rosetta Resources, Inc.*	262	14,371
CARBO Ceramics, Inc.	85	13,100
Atwood Oceanics, Inc.*	246	12,910
Unit Corp.*	186	12,802
Tidewater, Inc.	216	12,128
Helix Energy Solutions Group, Inc.*	428	11,261
Bill Barrett Corp.*	210	5,624
Total Energy		368,710
UTILITIES - 2.7%
OGE Energy Corp.	856	33,451
Alliant Energy Corp.	482	29,335
MDU Resources Group, Inc.	828	29,063
National Fuel Gas Co.	363	28,422
UGI Corp.	500	25,250
Atmos Energy Corp.	432	23,069
Westar Energy, Inc.	557	21,272
Aqua America, Inc.	768	20,137
Questar Corp.	756	18,749
Great Plains Energy, Inc.	665	17,869
Cleco Corp.	263	15,504
Vectren Corp.	356	15,130
IDACORP, Inc.	220	12,723
Black Hills Corp.	188	11,541
Hawaiian Electric Industries, Inc.	440	11,141
PNM Resources, Inc.	339	9,943
WGL Holdings, Inc.	228	9,827
ONE Gas, Inc.	221	8,343
Total Utilities		340,769
CONSUMER STAPLES - 1.9%
Church & Dwight Company, Inc.	589	41,200
Hillshire Brands Co.	528	32,893
Energizer Holdings, Inc.	262	31,972
WhiteWave Foods Co. — Class A*	751	24,310
Ingredion, Inc.	323	24,238
Hain Celestial Group, Inc.*	213	18,902
Flowers Foods, Inc.	757	15,958
United Natural Foods, Inc.*	211	13,736
Post Holdings, Inc.*	187	9,520
Lancaster Colony Corp.	80	7,613
SUPERVALU, Inc.*	852	7,003
Dean Foods Co.	398	7,001
Universal Corp.	99	5,480
Tootsie Roll Industries, Inc.	88	2,591
Total Consumer Staples		242,417
TELECOMMUNICATION SERVICES - 0.3%
tw telecom, Inc. — Class A*	597	24,065
Telephone & Data Systems, Inc.	431	11,253
Total Telecommunication Services		35,318
Total Common Stocks
(Cost $3,947,862)		6,977,911
MUTUAL FUNDS†,6 - 11.7%
Guggenheim Strategy Fund I	60,140	1,500,500
Total Mutual Funds
(Cost $1,501,703)		1,500,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 - 23.0%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[3]	$666,448	$666,448
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	591,130	591,130
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	565,825	565,825
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	560,018	560,018
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	560,018	560,018
Total Repurchase Agreements
(Cost $2,943,439)		2,943,439
SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	18,286	18,286
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	13,473	13,473
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	766	766
Total Securities Lending Collateral
(Cost $32,525)		32,525
Total Investments - 89.3%
(Cost $8,425,529)		$11,454,375
Other Assets & Liabilities, net - 10.7%		1,367,522
Total Net Assets - 100.0%		$12,821,897

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $5,437,040)	38	$97,212

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/31/14[5]
(Notional Value $4,442,238)	3,100	$42,497
Credit Suisse Capital, LLC
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/29/14[5]
(Notional Value $2,224,966)	1,553	17,711
Goldman Sachs International
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/29/14[5]
(Notional Value $467,933)	327	4,536
(Total Notional Value $7,135,137)		$64,744

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
[6]	Investment in a product that is related to the Advisor.

   plc — Public Limited Company

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value - including $31,199 of
securities loaned
(cost $5,449,565)	$8,478,411
Repurchase agreements, at value
(cost $2,975,964)	2,975,964
Total investments
(cost $8,425,529)	11,454,375
Segregated cash with broker	918,543
Unrealized appreciation on swap agreements	64,744
Cash	52
Receivables:
Fund shares sold	426,546
Securities sold	93,906
Variation margin	26,125
Dividends	7,093
Interest and securities lending income	107
Total assets	12,991,491
Liabilities:
Payable for:
Fund shares redeemed	76,588
Upon return of securities loaned	32,525
Securities purchased	30,723
Management fees	8,329
Transfer agent and administrative fees	2,314
Investor service fees	2,314
Portfolio accounting fees	926
Miscellaneous	15,875
Total liabilities	169,594
Net assets	$12,821,897
Net assets consist of:
Paid in capital	$9,774,571
Accumulated net investment loss	(36,951)
Accumulated net realized loss on investments	(106,525)
Net unrealized appreciation on investments	3,190,802
Net assets	$12,821,897
Capital shares outstanding	328,924
Net asset value per share	$38.98

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends	$54,343
Income from securities lending, net	604
Interest	128
Total investment income	55,075

Expenses:
Management fees	54,020
Transfer agent and administrative fees	15,005
Investor service fees	15,005
Portfolio accounting fees	6,002
Professional fees	9,747
Custodian fees	700
Trustees’ fees*	630
Miscellaneous	1,584
Total expenses	102,693
Net investment loss	(47,618)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	343,303
Swap agreements	166,769
Futures contracts	152,005
Net realized gain	662,077
Net change in unrealized appreciation (depreciation) on:
Investments	(96,171)
Swap agreements	10,795
Futures contracts	(32,158)
Net change in unrealized appreciation (depreciation)	(117,534)
Net realized and unrealized gain	544,543
Net increase in net assets resulting from operations	$496,925

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(47,618)	$(76,252)
Net realized gain on investments	662,077	3,968,892
Net change in unrealized appreciation (depreciation) on investments	(117,534)	756,546
Net increase in net assets resulting from operations	496,925	4,649,186

Capital share transactions:
Proceeds from sale of shares	34,542,438	73,594,799
Cost of shares redeemed	(39,293,127)	(75,218,974)
Net decrease from capital share transactions	(4,750,689)	(1,624,175)
Net increase (decrease) in net assets	(4,253,764)	3,025,011

Net assets:
Beginning of period	17,075,661	14,050,650
End of period	$12,821,897	$17,075,661
Accumulated net investment loss/Undistributed net investment income at end of period	$(36,951)	$10,667

Capital share activity:
Shares sold	948,062	2,441,572
Shares redeemed	(1,100,542)	(2,555,162)
Net decrease in shares	(152,480)	(113,590)

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$35.47	$23.61	$18.99	$20.56	$14.95	$9.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.17)	(.12)	(.19)	(.13)	(.07)
Net gain (loss) on investments (realized and unrealized)	3.65	12.03	4.74	(1.38)	5.74	5.22
Total from investment operations	3.51	11.86	4.62	(1.57)	5.61	5.15
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Total distributions	—	—	—	—	—	(.01)
Net asset value, end of period	$38.98	$35.47	$23.61	$18.99	$20.56	$14.95

Total Return[c]	9.90%	50.23%	24.33%	(7.59%)	37.55%	52.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,822	$17,076	$14,051	$12,368	$20,560	$14,376
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.56%)	(0.54%)	(0.89%)	(0.78%)	(0.58%)
Total expenses[d]	1.71%	1.69%	1.72%	1.77%	1.71%	1.71%
Portfolio turnover rate	55%	279%	247%	222%	176%	61%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,6 - 31.4%
Guggenheim Strategy Fund I	10,021	$250,036
Total Mutual Funds
(Cost $250,236)		250,036

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.4%
Freddie Mac[1]
0.02% due 07/08/14	$25,000	24,999
Fannie Mae[1]
0.02% due 07/09/14	25,000	25,000
Federal Farm Credit Bank[2]
0.05% due 07/11/14	25,000	25,000
Total Federal Agency Discount Notes
(Cost $74,999)		74,999
REPURCHASE AGREEMENTS††,3 - 49.4%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[4]	268,593	268,593
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	32,418	32,418
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	31,030	31,030
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	30,712	30,712
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	30,712	30,712
Total Repurchase Agreements
(Cost $393,465)		393,465
Total Investments - 90.2%
(Cost $718,700)		$718,500
Other Assets & Liabilities, net - 9.8%		78,429
Total Net Assets - 100.0%		$796,929

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $286,160)	2	$(7,093)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/31/14[5]
(Notional Value $39,855)	28	$(391)
Goldman Sachs International
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/29/14[5]
(Notional Value $171,404)	120	(1,665)
Credit Suisse Capital, LLC
July 2014 S&P MidCap 400 Index Swap,
Terminating 07/29/14[5]
(Notional Value $301,456)	210	(2,400)
(Total Notional Value
$512,715)		$(4,456)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
[6]	Investment in a product that is related to the Advisor. plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $325,235)	$325,035
Repurchase agreements, at value
(cost $393,465)	393,465
Total investments
(cost $718,700)	718,500
Segregated cash with broker	97,635
Receivables:
Dividends	245
Total assets	816,380
Liabilities:
Unrealized depreciation on swap agreements	4,456
Payable for:
Fund shares redeemed	10,802
Variation margin	1,584
Management fees	600
Swap settlement	191
Transfer agent and administrative fees	167
Investor service fees	167
Portfolio accounting fees	67
Miscellaneous	1,417
Total liabilities	19,451
Net assets	$796,929
Net assets consist of:
Paid in capital	$2,171,908
Accumulated net investment loss	(7,919)
Accumulated net realized loss on investments	(1,355,311)
Net unrealized depreciation on investments	(11,749)
Net assets	$796,929
Capital shares outstanding	23,396
Net asset value per share	$34.06

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends	$481
Interest	40
Total investment income	521

Expenses:
Management fees	4,436
Transfer agent and administrative fees	1,232
Investor service fees	1,232
Portfolio accounting fees	493
Professional fees	931
Trustees’ fees*	58
Custodian fees	58
Total expenses	8,440
Net investment loss	(7,919)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(73,511)
Futures contracts	(4,620)
Net realized loss	(78,131)
Net change in unrealized appreciation (depreciation) on:
Investments	(200)
Swap agreements	218
Futures contracts	(7,093)
Net change in unrealized appreciation (depreciation)	(7,075)
Net realized and unrealized loss	(85,206)
Net decrease in net assets resulting from operations	$(93,125)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(7,919)	$(23,848)
Net realized loss on investments	(78,131)	(409,456)
Net change in unrealized appreciation (depreciation) on investments	(7,075)	29,972
Net decrease in net assets resulting from operations	(93,125)	(403,332)

Capital share transactions:
Proceeds from sale of shares	6,185,545	18,038,894
Cost of shares redeemed	(6,206,553)	(19,053,517)
Net decrease from capital share transactions	(21,008)	(1,014,623)
Net decrease in net assets	(114,133)	(1,417,955)

Net assets:
Beginning of period	911,062	2,329,017
End of period	$796,929	$911,062
Accumulated net investment loss at end of period	$(7,919)	$—

Capital share activity:*
Shares sold	169,069	434,691
Shares redeemed	(170,154)	(455,558)
Net decrease in shares	(1,085)	(20,867)

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$37.22	$51.36	$62.92	$67.90	$90.88	$140.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.69)	(.90)	(1.11)	(1.26)	(1.83)
Net gain (loss) on investments (realized and unrealized)	(2.87)	(13.45)	(10.66)	(3.87)	(21.72)	(47.70)
Total from investment operations	(3.16)	(14.14)	(11.56)	(4.98)	(22.98)	(49.53)
Net asset value, end of period	$34.06	$37.22	$51.36	$62.92	$67.90	$90.88

Total Return[c]	(8.44%)	(27.57%)	(18.36%)	(7.34%)	(25.29%)	(35.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$797	$911	$2,329	$1,141	$2,977	$4,677
Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.65%)	(1.62%)	(1.71%)	(1.56%)	(1.58%)
Total expenses[d]	1.71%	1.68%	1.73%	1.75%	1.71%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
InterMune, Inc.	0.1%
Prosperity Bancshares, Inc.	0.1%
Aspen Technology, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%
WEX, Inc.	0.1%
Tenneco, Inc.	0.1%
Investors Bancorp, Inc.	0.1%
PolyOne Corp.	0.1%
Brunswick Corp.	0.1%
Graphic Packaging Holding Co.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 46.4%

FINANCIALS - 10.5%
Prosperity Bancshares, Inc.	67	$4,193
Investors Bancorp, Inc.	350	3,867
CNO Financial Group, Inc.	210	3,737
Highwoods Properties, Inc.	87	3,650
RLJ Lodging Trust	126	3,639
LaSalle Hotel Properties	100	3,528
FirstMerit Corp.	159	3,139
MGIC Investment Corp.*	326	3,012
Stifel Financial Corp.*	63	2,983
Umpqua Holdings Corp.	160	2,867
First American Financial Corp.	103	2,863
Portfolio Recovery Associates, Inc.*	48	2,856
EPR Properties	51	2,850
Strategic Hotels & Resorts, Inc.*	242	2,833
Hancock Holding Co.	79	2,790
Webster Financial Corp.	87	2,744
Radian Group, Inc.	184	2,725
Sunstone Hotel Investors, Inc.	176	2,628
DCT Industrial Trust, Inc.	317	2,602
CubeSmart	139	2,546
Bank of the Ozarks, Inc.	76	2,542
Primerica, Inc.	53	2,536
Geo Group, Inc.	70	2,501
Sovran Self Storage, Inc.	32	2,472
First Citizens BancShares, Inc. —
Class A	10	2,450
DiamondRock Hospitality Co.	188	2,410
Cousins Properties, Inc.	192	2,391
Healthcare Realty Trust, Inc.	92	2,339
UMB Financial Corp.	36	2,282
BancorpSouth, Inc.	92	2,260
Washington Federal, Inc.	100	2,243
Financial Engines, Inc.	49	2,220
Pebblebrook Hotel Trust	60	2,218
Texas Capital Bancshares, Inc.*	41	2,212
Medical Properties Trust, Inc.	166	2,198
Lexington Realty Trust	198	2,180
United Bankshares, Inc.	66	2,134
Colony Financial, Inc.	89	2,066
FNB Corp.	160	2,051
Invesco Mortgage Capital, Inc.	118	2,047
Wintrust Financial Corp.	44	2,024
Ryman Hospitality Properties, Inc.	42	2,022
Glacier Bancorp, Inc.	71	2,015
First Industrial Realty Trust, Inc.	106	1,997
PrivateBancorp, Inc. — Class A	68	1,976
Cathay General Bancorp	77	1,968
Valley National Bancorp	198	1,962
MarketAxess Holdings, Inc.	36	1,945
First Financial Bankshares, Inc.	62	1,945
Sun Communities, Inc.	39	1,944
National Health Investors, Inc.	31	1,939
IBERIABANK Corp.	28	1,937
EastGroup Properties, Inc.	30	1,927
Hatteras Financial Corp.	97	1,921
Susquehanna Bancshares, Inc.	181	1,911
Alexander & Baldwin, Inc.	46	1,907
New York REIT, Inc.	170	1,880
RLI Corp.	41	1,878
EverBank Financial Corp.	92	1,855
Evercore Partners, Inc. — Class A	32	1,844
Kemper Corp.	50	1,843
Chambers Street Properties	228	1,833
Kennedy-Wilson Holdings, Inc.	68	1,824
Home BancShares, Inc.	55	1,805
Janus Capital Group, Inc.	144	1,797
Mack-Cali Realty Corp.	83	1,783
American Realty Capital
Healthcare Trust, Inc.	163	1,775
Western Alliance Bancorporation*	72	1,714
New Residential Investment Corp.	271	1,707
Platinum Underwriters Holdings Ltd.	26	1,687
Capitol Federal Financial, Inc.	138	1,678
American Equity Investment
Life Holding Co.	68	1,673
Washington Real Estate
Investment Trust	64	1,663
Symetra Financial Corp.	73	1,660
DuPont Fabros Technology, Inc.	61	1,645
Potlatch Corp.	39	1,615
First Cash Financial Services, Inc.*	28	1,613
Trustmark Corp.	65	1,605
PS Business Parks, Inc.	19	1,586
CVB Financial Corp.	98	1,571
PennyMac Mortgage
Investment Trust	71	1,558
Redwood Trust, Inc.	80	1,558
St. Joe Co.*	61	1,551
Home Loan Servicing Solutions Ltd.	68	1,546
Acadia Realty Trust	55	1,546
Glimcher Realty Trust	140	1,516
ARMOUR Residential REIT, Inc.	344	1,490
Virtus Investment Partners, Inc.*	7	1,482
Old National Bancorp	102	1,457
MB Financial, Inc.	53	1,434
Altisource Residential Corp.	55	1,432
Empire State Realty
Trust, Inc. — Class A	86	1,419
Community Bank System, Inc.	39	1,412
CYS Investments, Inc.	156	1,407
International Bancshares Corp.	52	1,404
South State Corp.	23	1,403
BofI Holding, Inc.*	19	1,396
Equity One, Inc.	59	1,392
Chesapeake Lodging Trust	46	1,391
Hilltop Holdings, Inc.*	65	1,382
Government Properties Income Trust	53	1,346
Parkway Properties, Inc.	65	1,342
Columbia Banking System, Inc.	51	1,342
Selective Insurance Group, Inc.	54	1,335
Greenhill & Company, Inc.	27	1,330

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Westamerica Bancorporation	25	$1,307
Hersha Hospitality Trust — Class A	193	1,295
Sabra Health Care REIT, Inc.	45	1,292
LTC Properties, Inc.	33	1,288
Argo Group International Holdings Ltd.	25	1,278
Hudson Pacific Properties, Inc.	50	1,267
PHH Corp.*	55	1,264
Pinnacle Financial Partners, Inc.	32	1,263
FelCor Lodging Trust, Inc.	119	1,251
WisdomTree Investments, Inc.*	101	1,248
Pennsylvania Real Estate Investment Trust	66	1,242
Northwest Bancshares, Inc.	91	1,235
iStar Financial, Inc.*	82	1,228
BGC Partners, Inc. — Class A	165	1,228
First Midwest Bancorp, Inc.	72	1,226
Horace Mann Educators Corp.	39	1,220
Montpelier Re Holdings Ltd.	38	1,214
AmTrust Financial Services, Inc.	29	1,212
BBCN Bancorp, Inc.	76	1,212
Capstead Mortgage Corp.	92	1,210
STAG Industrial, Inc.	50	1,201
Cash America International, Inc.	27	1,200
National Penn Bancshares, Inc.	113	1,196
Education Realty Trust, Inc.	111	1,192
American Assets Trust, Inc.	34	1,175
Ambac Financial Group, Inc.*	43	1,174
Altisource Portfolio Solutions S.A.*	10	1,146
Astoria Financial Corp.	83	1,116
HFF, Inc. — Class A	30	1,116
Union Bankshares Corp.	43	1,103
Retail Opportunity Investments Corp.	70	1,101
Franklin Street Properties Corp.	87	1,094
Ramco-Gershenson Properties Trust	65	1,080
Encore Capital Group, Inc.*	23	1,045
Walter Investment Management Corp.*	35	1,042
Boston Private Financial Holdings, Inc.	77	1,035
WSFS Financial Corp.	14	1,031
ViewPoint Financial Group, Inc.	38	1,023
Starwood Waypoint Residential Trust*	39	1,022
NBT Bancorp, Inc.	42	1,009
Associated Estates Realty Corp.	55	991
Provident Financial Services, Inc.	57	987
American Capital Mortgage
Investment Corp.	49	981
Sterling Bancorp	80	960
Investors Real Estate Trust	103	949
First Financial Bancorp	55	947
Select Income REIT	31	919
Enstar Group Ltd.*	6	904
Inland Real Estate Corp.	84	893
Greenlight Capital Re
Ltd. — Class A*	27	889
Renasant Corp.	30	872
Banco Latinoamericano de Comercio
Exterior S.A. — Class E	29	861
Park National Corp.	11	849
Summit Hotel Properties, Inc.	80	848
First Commonwealth Financial Corp.	90	830
Nelnet, Inc. — Class A	20	829
Third Point Reinsurance Ltd.*	54	824
ICG Group, Inc.*	39	814
National Bank Holdings
Corp. — Class A	40	798
OFG Bancorp	43	792
Chemical Financial Corp.	28	786
Kite Realty Group Trust	127	780
WesBanco, Inc.	25	776
Ashford Hospitality Trust, Inc.	67	773
Independent Bank Corp.	20	768
United Community Banks, Inc.	46	753
First Potomac Realty Trust	57	748
Essent Group Ltd.*	37	743
First Merchants Corp.	35	740
Infinity Property & Casualty Corp.	11	740
Alexander’s, Inc.	2	739
FXCM, Inc. — Class A	49	733
AMERISAFE, Inc.	18	732
Apollo Commercial Real Estate
Finance, Inc.	44	726
S&T Bancorp, Inc.	29	721
Wilshire Bancorp, Inc.	68	698
Resource Capital Corp.	124	698
United Financial Bancorp, Inc.	51	691
Northfield Bancorp, Inc.	52	682
New York Mortgage Trust, Inc.	87	679
Gramercy Property Trust, Inc.	112	678
City Holding Co.	15	677
Eagle Bancorp, Inc.*	20	675
Oritani Financial Corp.	43	662
Hanmi Financial Corp.	31	653
RAIT Financial Trust	79	653
Cohen & Steers, Inc.	15	651
Rouse Properties, Inc.	38	650
Forestar Group, Inc.*	34	650
Brookline Bancorp, Inc.	68	637
Employers Holdings, Inc.	30	635
Anworth Mortgage Asset Corp.	123	635
Banner Corp.	16	634
Tompkins Financial Corp.	13	626
Springleaf Holdings, Inc.*	24	623
Piper Jaffray Cos.*	12	621
Terreno Realty Corp.	32	619
Customers Bancorp, Inc.*	31	618
Safety Insurance Group, Inc.	12	617
Excel Trust, Inc.	46	613
Lakeland Financial Corp.	16	611
TrustCo Bank Corp. NY	91	608
KCG Holdings, Inc. — Class A*	51	606
Silver Bay Realty Trust Corp.	37	604
Navigators Group, Inc.*	9	603
Sandy Spring Bancorp, Inc.	24	598
Flushing Financial Corp.	29	596
Simmons First National
Corp. — Class A	15	591

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Investment Technology Group, Inc.*	35	$591
United Fire Group, Inc.	20	586
Maiden Holdings Ltd.	48	580
Cardinal Financial Corp.	31	572
eHealth, Inc.*	15	570
Western Asset Mortgage Capital Corp.	40	567
EZCORP, Inc. — Class A*	49	566
American Residential Properties, Inc.*	30	563
CoreSite Realty Corp.	17	562
Chatham Lodging Trust	25	548
Physicians Realty Trust	38	547
Monmouth Real Estate
Investment Corp. — Class A	54	542
Winthrop Realty Trust	35	537
Campus Crest Communities, Inc.	62	537
Aviv REIT, Inc.	19	535
World Acceptance Corp.*	7	532
Green Dot Corp. — Class A*	28	531
Stewart Information Services Corp.	17	527
State Bank Financial Corp.	31	524
First BanCorp*	96	522
National General Holdings Corp.	30	522
Universal Health Realty Income Trust	12	522
Capital Bank Financial Corp. — Class A*	22	519
Apollo Residential Mortgage, Inc.	31	518
Ameris Bancorp	24	517
Washington Trust Bancorp, Inc.	14	515
Peoples Financial Services Corp.	10	514
Community Trust Bancorp, Inc.	15	513
AG Mortgage Investment Trust, Inc.	27	511
Independent Bank Group, Inc.	9	501
PICO Holdings, Inc.*	21	499
National Western Life Insurance
Co. — Class A	2	499
GAMCO Investors, Inc. — Class A	6	498
Ashford Hospitality Prime, Inc.	29	498
Arlington Asset Investment
Corp. — Class A	18	492
Berkshire Hills Bancorp, Inc.	21	488
Getty Realty Corp.	25	477
Cedar Realty Trust, Inc.	76	475
CyrusOne, Inc.	19	473
NMI Holdings, Inc. — Class A*	45	473
Dynex Capital, Inc.	53	469
Heritage Financial Corp.	29	467
First Interstate BancSystem,
Inc. — Class A	17	462
Cowen Group, Inc. — Class A*	109	460
Urstadt Biddle Properties,
Inc. — Class A	22	459
Dime Community Bancshares, Inc.	28	442
Saul Centers, Inc.	9	437
Centerstate Banks, Inc.	39	437
Southside Bancshares, Inc.	15	434
1st Source Corp.	14	429
Rexford Industrial Realty, Inc.	30	427
Agree Realty Corp.	14	423
Stock Yards Bancorp, Inc.	14	419
Tejon Ranch Co.*	13	418
Safeguard Scientifics, Inc.*	20	416
Ares Commercial Real Estate Corp.	33	410
First Busey Corp.	70	407
Waterstone Financial, Inc.	35	399
Lakeland Bancorp, Inc.	37	395
TowneBank	25	393
Diamond Hill Investment Group, Inc.	3	383
Beneficial Mutual Bancorp, Inc.*	28	380
Bryn Mawr Bank Corp.	13	379
CareTrust REIT, Inc.*	19	376
Heartland Financial USA, Inc.	15	371
Trico Bancshares	16	370
Credit Acceptance Corp.*	3	369
Bancorp, Inc.*	31	369
CoBiz Financial, Inc.	34	366
Mercantile Bank Corp.	16	366
NewStar Financial, Inc.*	26	366
Taylor Capital Group, Inc.*	17	363
Universal Insurance Holdings, Inc.	28	363
First Financial Corp.	11	354
German American Bancorp, Inc.	13	352
State Auto Financial Corp.	15	351
First Bancorp	19	349
AmREIT, Inc. — Class B	19	348
United Insurance Holdings Corp.	20	345
Meadowbrook Insurance Group, Inc.	48	345
MainSource Financial Group, Inc.	20	345
Flagstar Bancorp, Inc.*	19	344
Enterprise Financial Services Corp.	19	343
Moelis & Co.*	10	336
First NBC Bank Holding Co.*	10	335
Univest Corporation of Pennsylvania	16	331
OneBeacon Insurance Group
Ltd. — Class A	21	326
Southwest Bancorp, Inc.	19	324
Clifton Bancorp, Inc.	25	317
Citizens, Inc.*	42	311
Financial Institutions, Inc.	13	304
Ladenburg Thalmann
Financial Services, Inc.*	96	302
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	21	301
Metro Bancorp, Inc.*	13	301
Whitestone REIT — Class B	20	298
Central Pacific Financial Corp.	15	298
Banc of California, Inc.	27	294
Opus Bank*	10	291
Great Southern Bancorp, Inc.	9	288
QTS Realty Trust, Inc. — Class A	10	286
HCI Group, Inc.	7	284
Park Sterling Corp.	43	283
Tristate Capital Holdings, Inc.*	20	283
Federal Agricultural Mortgage Corp. — Class C	9	280
FBL Financial Group, Inc. — Class A	6	276
OmniAmerican Bancorp, Inc.	11	275

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Bank of Marin Bancorp	6	$274
BNC Bancorp	16	273
Crawford & Co. — Class B	27	272
HomeTrust Bancshares, Inc.*	17	268
RE/MAX Holdings, Inc. — Class A	9	266
Peoples Bancorp, Inc.	10	265
Bank Mutual Corp.	45	261
International. FCStone, Inc.*	13	259
Independent Bank Corp.	20	257
HomeStreet, Inc.	14	257
First Connecticut Bancorp, Inc.	16	257
One Liberty Properties, Inc.	12	256
Federated National Holding Co.	10	255
Peapack Gladstone Financial Corp.	12	255
Hudson Valley Holding Corp.	14	253
Stonegate Bank	10	252
Suffolk Bancorp*	11	245
Yadkin Financial Corp.*	13	245
Charter Financial Corp.	22	244
GFI Group, Inc.	73	242
Phoenix Companies, Inc.*	5	242
1st United Bancorp, Inc.	28	241
Meta Financial Group, Inc.	6	240
Pacific Premier Bancorp, Inc.*	17	240
Penns Woods Bancorp, Inc.	5	236
Talmer Bancorp, Inc. — Class A*	17	234
Citizens & Northern Corp.	12	234
Arrow Financial Corp.	9	233
Pacific Continental Corp.	17	233
Gladstone Commercial Corp.	13	232
First Defiance Financial Corp.	8	230
First Community Bancshares, Inc.	16	229
West Bancorporation, Inc.	15	228
NewBridge Bancorp*	28	226
Manning & Napier, Inc. — Class A	13	224
CNB Financial Corp.	13	218
OceanFirst Financial Corp.	13	215
Center Bancorp, Inc.*	11	212
Bank of Kentucky Financial Corp.	6	209
Fidelity Southern Corp.	16	208
SWS Group, Inc.*	28	204
United Community Financial Corp.*	49	202
Fox Chase Bancorp, Inc.	12	202
BankFinancial Corp.	18	201
Calamos Asset Management,
Inc. — Class A	15	201
Ladder Capital Corp. — Class A*	11	199
Walker & Dunlop, Inc.*	14	198
Kearny Financial Corp.*	13	197
Horizon Bancorp	9	197
National Interstate Corp.	7	196
First of Long Island Corp.	5	195
Franklin Financial Corp.*	9	195
Stonegate Mortgage Corp.*	14	195
Guaranty Bancorp	14	195
Owens Realty Mortgage, Inc.	10	195
Bridge Capital Holdings*	8	194
CorEnergy Infrastructure Trust, Inc.	26	193
Oppenheimer Holdings, Inc. — Class A	8	192
Fidelity & Guaranty Life	8	192
Square 1 Financial, Inc. — Class A*	10	190
Republic Bancorp, Inc. — Class A	8	190
Sierra Bancorp	12	190
Preferred Bank/Los Angeles CA*	8	189
BancFirst Corp.	3	186
Seacoast Banking Corporation of Florida*	17	185
Consolidated-Tomoka Land Co.	4	184
Global Indemnity plc — Class A*	7	182
Kansas City Life Insurance Co.	4	182
Baldwin & Lyons, Inc. — Class B	7	182
Westwood Holdings Group, Inc.	3	180
Northrim BanCorp, Inc.	7	179
Republic First Bancorp, Inc.*	35	176
Armada Hoffler Properties, Inc.	18	174
Bridge Bancorp, Inc.	7	168
MidWestOne Financial Group, Inc.	7	168
Heritage Oaks Bancorp*	22	168
Territorial Bancorp, Inc.	8	167
Sun Bancorp, Inc.*	41	164
Heritage Commerce Corp.	20	163
FBR & Co.*	6	163
Ames National Corp.	7	162
UMH Properties, Inc.	16	160
Merchants Bancshares, Inc.	5	160
Old Line Bancshares, Inc.	10	158
Gain Capital Holdings, Inc.	20	157
ESB Financial Corp.	12	155
Camden National Corp.	4	155
EMC Insurance Group, Inc.	5	154
First Financial Northwest, Inc.	14	152
Heritage Insurance Holdings, Inc.*	10	152
PennyMac Financial
Services, Inc. — Class A*	10	152
Atlas Financial Holdings, Inc.*	10	152
Hallmark Financial Services, Inc.*	14	151
Trade Street Residential, Inc.	20	150
Capital City Bank Group, Inc.	10	145
Consumer Portfolio Services, Inc.*	19	145
BBX Capital Corp. — Class A*	8	144
Cascade Bancorp*	27	141
First Bancorp, Inc.	8	140
CU Bancorp*	7	133
Nicholas Financial, Inc.	9	129
Meridian Interstate Bancorp, Inc.*	5	128
Marcus & Millichap, Inc.*	5	128
Macatawa Bank Corp.	25	127
JGWPT Holdings, Inc. — Class A*	11	124
Regional Management Corp.*	8	124
CatchMark Timber Trust,
Inc. — Class A	9	123
AV Homes, Inc.*	7	114
VantageSouth Bancshares, Inc.*	19	113
Pzena Investment Management,
Inc. — Class A	10	112

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Century Bancorp, Inc. — Class A	3	$106
MidSouth Bancorp, Inc.	5	99
Resource America, Inc. — Class A	10	94
National Bankshares, Inc.	3	93
Marlin Business Services Corp.	5	91
CommunityOne Bancorp*	9	87
Tiptree Financial, Inc.	10	87
American National Bankshares, Inc.	4	87
Silvercrest Asset Management
Group, Inc. — Class A	5	86
Independence Holding Co.	6	85
NASB Financial, Inc.	3	71
Enterprise Bancorp, Inc.	3	62
Donegal Group, Inc. — Class A	4	61
Tree.com, Inc.*	2	58
Hampton Roads Bankshares, Inc.*	30	52
ConnectOne Bancorp, Inc.*	1	50
CIFC Corp.	3	27
RCS Capital Corp. — Class A	1	21
Total Financials		381,354
INFORMATION TECHNOLOGY - 8.3%
Aspen Technology, Inc.*	89	4,129
WEX, Inc.*	37	3,885
Ultimate Software Group, Inc.*	27	3,730
FEI Co.	41	3,719
Synaptics, Inc.*	40	3,626
Belden, Inc.	42	3,282
Cognex Corp.*	84	3,226
SS&C Technologies Holdings, Inc.*	69	3,050
Tyler Technologies, Inc.*	32	2,919
MAXIMUS, Inc.	65	2,796
RF Micro Devices, Inc.*	275	2,637
TriQuint Semiconductor, Inc.*	165	2,609
Anixter International, Inc.	26	2,602
Verint Systems, Inc.*	52	2,551
Cavium, Inc.*	51	2,533
Cornerstone OnDemand, Inc.*	55	2,530
Manhattan Associates, Inc.*	73	2,513
Guidewire Software, Inc.*	61	2,480
GT Advanced Technologies, Inc.*	131	2,436
Microsemi Corp.*	91	2,435
Euronet Worldwide, Inc.*	49	2,364
Demandware, Inc.*	34	2,358
Hittite Microwave Corp.	30	2,339
j2 Global, Inc.	44	2,237
CommVault Systems, Inc.*	45	2,214
ViaSat, Inc.*	38	2,202
Ciena Corp.*	101	2,188
Dealertrack Technologies, Inc.*	48	2,175
Fair Isaac Corp.	33	2,104
Convergys Corp.	98	2,101
Take-Two Interactive Software, Inc.*	94	2,091
Compuware Corp.	208	2,078
Electronics for Imaging, Inc.*	45	2,035
ACI Worldwide, Inc.*	36	2,010
Mentor Graphics Corp.	93	2,006
Integrated Device Technology, Inc.*	129	1,994
Plantronics, Inc.	41	1,970
Silicon Laboratories, Inc.*	40	1,970
OpenTable, Inc.*	19	1,967
Qlik Technologies, Inc.*	86	1,945
SYNNEX Corp.*	26	1,894
Fairchild Semiconductor International,
Inc. — Class A*	121	1,888
InterDigital, Inc.	39	1,864
Intersil Corp. — Class A	124	1,854
Entegris, Inc.*	134	1,842
International Rectifier Corp.*	66	1,841
Finisar Corp.*	93	1,837
Envestnet, Inc.*	37	1,809
Aruba Networks, Inc.*	103	1,805
Sanmina Corp.*	79	1,799
Sapient Corp.*	110	1,789
Science Applications
International Corp.	40	1,766
Littelfuse, Inc.	19	1,766
Polycom, Inc.*	138	1,729
EPAM Systems, Inc.*	39	1,706
Trulia, Inc.*	36	1,706
Semtech Corp.*	65	1,700
WebMD Health Corp. — Class A*	35	1,691
Power Integrations, Inc.	29	1,669
Shutterstock, Inc.*	20	1,660
Cypress Semiconductor Corp.	152	1,658
Conversant, Inc.*	64	1,626
MKS Instruments, Inc.	52	1,624
Acxiom Corp.*	74	1,605
Web.com Group, Inc.*	55	1,588
Blackbaud, Inc.	44	1,573
Advent Software, Inc.	48	1,563
NeuStar, Inc. — Class A*	60	1,561
Rambus, Inc.*	109	1,559
NetScout Systems, Inc.*	35	1,552
Itron, Inc.*	38	1,541
Monolithic Power Systems, Inc.	36	1,525
InvenSense, Inc. — Class A*	67	1,520
Cardtronics, Inc.*	43	1,465
Coherent, Inc.*	22	1,456
EVERTEC, Inc.	60	1,454
Veeco Instruments, Inc.*	39	1,453
Ubiquiti Networks, Inc.*	32	1,446
TiVo, Inc.*	110	1,420
CACI International, Inc. — Class A*	20	1,404
Heartland Payment Systems, Inc.	34	1,401
Plexus Corp.*	32	1,385
Blackhawk Network Holdings, Inc.*	49	1,383
Methode Electronics, Inc.	36	1,376
Cirrus Logic, Inc.*	60	1,364
Benchmark Electronics, Inc.*	52	1,325
Vistaprint N.V.*	32	1,295
Measurement Specialties, Inc.*	15	1,291
Syntel, Inc.*	15	1,289
PMC-Sierra, Inc.*	167	1,271

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

OSI Systems, Inc.*	19	$1,268
Universal Display Corp.*	39	1,252
Proofpoint, Inc.*	33	1,236
FleetMatics Group plc*	38	1,229
ADTRAN, Inc.	54	1,218
NETGEAR, Inc.*	35	1,217
Unisys Corp.*	49	1,212
Fusion-io, Inc.*	107	1,210
iGATE Corp.*	33	1,201
Insight Enterprises, Inc.*	39	1,199
Progress Software Corp.*	49	1,178
comScore, Inc.*	33	1,171
OmniVision Technologies, Inc.*	53	1,165
Spansion, Inc. — Class A*	55	1,159
Rogers Corp.*	17	1,128
Tessera Technologies, Inc.	51	1,126
Bankrate, Inc.*	63	1,105
Infinera Corp.*	118	1,086
Bottomline Technologies de, Inc.*	36	1,077
LogMeIn, Inc.*	23	1,072
Monotype Imaging Holdings, Inc.	38	1,070
RealPage, Inc.*	47	1,057
Gogo, Inc.*	54	1,056
Synchronoss Technologies, Inc.*	30	1,049
Cray, Inc.*	39	1,037
ScanSource, Inc.*	27	1,028
Cabot Microelectronics Corp.*	23	1,027
MTS Systems Corp.	15	1,016
Diodes, Inc.*	35	1,014
SPS Commerce, Inc.*	16	1,011
NIC, Inc.	63	999
MicroStrategy, Inc. — Class A*	7	984
Ambarella, Inc.*	30	935
Lattice Semiconductor Corp.*	113	932
Amkor Technology, Inc.*	81	906
Interactive Intelligence Group, Inc.*	16	898
Marketo, Inc.*	30	872
Constant Contact, Inc.*	27	867
CSG Systems International, Inc.	33	862
Virtusa Corp.*	24	859
ExlService Holdings, Inc.*	29	854
QLogic Corp.*	84	848
Ellie Mae, Inc.*	27	841
Sonus Networks, Inc.*	234	840
FARO Technologies, Inc.*	17	835
Super Micro Computer, Inc.*	33	834
Sykes Enterprises, Inc.*	38	826
Xoom Corp.*	30	791
Applied Micro Circuits Corp.*	72	778
Blucora, Inc.*	41	774
Advanced Energy Industries, Inc.*	40	770
CalAmp Corp.*	35	758
AVG Technologies N.V.*	37	745
BroadSoft, Inc.*	28	739
II-VI, Inc.*	51	737
Badger Meter, Inc.	14	737
VirnetX Holding Corp.*	41	722
PDF Solutions, Inc.*	34	721
Newport Corp.*	38	703
Ruckus Wireless, Inc.*	58	691
Brooks Automation, Inc.	64	689
Infoblox, Inc.*	52	684
ManTech International
Corp. — Class A	23	679
Harmonic, Inc.*	91	679
Pegasystems, Inc.	32	676
Kofax Ltd.*	76	654
Perficient, Inc.*	33	643
Fabrinet*	31	639
Ixia*	55	629
Rofin-Sinar Technologies, Inc.*	26	625
PROS Holdings, Inc.*	23	608
Ultratech, Inc.*	27	599
Comverse, Inc.*	22	587
Monster Worldwide, Inc.*	88	576
Move, Inc.*	38	562
Global Cash Access Holdings, Inc.*	63	561
Comtech Telecommunications Corp.	15	560
Checkpoint Systems, Inc.*	40	560
CTS Corp.	29	542
E2open, Inc.*	26	537
LivePerson, Inc.*	52	528
ChannelAdvisor Corp.*	20	527
Callidus Software, Inc.*	44	525
Cvent, Inc.*	18	524
Tangoe, Inc.*	34	512
Photronics, Inc.*	59	507
Angie’s List, Inc.*	42	501
RealD, Inc.*	39	498
Imperva, Inc.*	19	497
EnerNOC, Inc.*	26	493
Liquidity Services, Inc.*	31	489
Micrel, Inc.	43	485
Global Eagle Entertainment, Inc.*	39	484
Silver Spring Networks, Inc.*	36	480
Park Electrochemical Corp.	17	480
Digital River, Inc.*	31	478
Stamps.com, Inc.*	14	472
Eastman Kodak Co.*	19	465
TeleTech Holdings, Inc.*	16	464
SciQuest, Inc.*	26	460
Glu Mobile, Inc.*	91	455
Cass Information Systems, Inc.	9	445
Marchex, Inc. — Class B	37	445
FormFactor, Inc.*	53	441
Maxwell Technologies, Inc.*	29	439
Qualys, Inc.*	17	436
Rocket Fuel, Inc.*	14	435
Emulex Corp.*	76	433
Exar Corp.*	38	429
Daktronics, Inc.	36	429
Integrated Silicon Solution, Inc.*	29	428
Xcerra Corp.*	47	428
TTM Technologies, Inc.*	52	426

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Inphi Corp.*	29	$426
Epiq Systems, Inc.	30	422
Forrester Research, Inc.	11	417
Ebix, Inc.	29	415
Extreme Networks, Inc.*	93	413
MoneyGram International, Inc.*	28	412
Barracuda Networks, Inc.*	13	403
Endurance International Group Holdings, Inc.*	26	398
ShoreTel, Inc.*	60	391
Nanometrics, Inc.*	21	383
Gigamon, Inc.*	20	383
Bazaarvoice, Inc.*	48	379
Textura Corp.*	16	378
Silicon Image, Inc.*	75	378
ServiceSource International, Inc.*	64	371
CIBER, Inc.*	75	371
GSI Group, Inc.*	29	369
Lionbridge Technologies, Inc.*	62	368
Internap Network Services Corp.*	52	367
EarthLink Holdings Corp.	98	365
Mercury Systems, Inc.*	32	363
Millennial Media, Inc.*	72	359
GrubHub, Inc.*	10	354
Black Box Corp.	15	352
Jive Software, Inc.*	41	349
Immersion Corp.*	27	343
Intralinks Holdings, Inc.*	37	329
Violin Memory, Inc.*	74	328
Calix, Inc.*	40	327
Marin Software, Inc.*	27	318
Silicon Graphics International Corp.*	33	317
Brightcove, Inc.*	30	316
Nimble Storage, Inc.*	10	307
XO Group, Inc.*	25	306
Oplink Communications, Inc.*	18	305
Applied Optoelectronics, Inc.*	13	302
VASCO Data Security
International, Inc.*	26	302
Ultra Clean Holdings, Inc.*	33	299
QuickLogic Corp.*	57	295
DTS, Inc.*	16	295
Rudolph Technologies, Inc.*	29	287
IXYS Corp.	23	283
Entropic Communications, Inc.*	85	283
CEVA, Inc.*	19	281
NVE Corp.*	5	278
Dot Hill Systems Corp.*	59	277
Dice Holdings, Inc.*	35	266
Carbonite, Inc.*	22	263
MaxLinear, Inc. — Class A*	26	262
Wix.com Ltd.*	13	258
Quantum Corp.*	211	257
Cohu, Inc.	24	257
KEMET Corp.*	44	253
PLX Technology, Inc.*	39	252
Mesa Laboratories, Inc.	3	252
Electro Rent Corp.	15	251
M/A-COM Technology
Solutions Holdings, Inc.*	11	247
ePlus, Inc.*	4	233
Vringo, Inc.*	68	233
Seachange International, Inc.*	29	232
Computer Task Group, Inc.	14	230
Digi International, Inc.*	24	226
Demand Media, Inc.*	46	222
Model N, Inc.*	20	221
Rally Software Development Corp.*	20	218
Luxoft Holding, Inc.*	6	216
Axcelis Technologies, Inc.*	107	214
Mavenir Systems, Inc.*	14	212
Actuate Corp.*	44	210
Unwired Planet, Inc.*	94	210
Kopin Corp.*	63	205
Bel Fuse, Inc. — Class B	8	205
Aerofl ex Holding Corp.*	19	200
American Software, Inc. — Class A	20	198
Vishay Precision Group, Inc.*	12	198
Agilysys, Inc.*	14	197
KVH Industries, Inc.*	15	195
Zix Corp.*	57	195
Rosetta Stone, Inc.*	20	194
Pericom Semiconductor Corp.*	21	190
Oclaro, Inc.*	86	189
OPOWER, Inc.*	10	189
PRGX Global, Inc.*	29	185
Peregrine Semiconductor Corp.*	27	185
Benefitfocus, Inc.*	4	185
Everyday Health, Inc.*	10	185
Rubicon Technology, Inc.*	21	184
QuinStreet, Inc.*	33	182
Alliance Fiber Optic Products, Inc.	10	181
Tremor Video, Inc.*	38	179
DSP Group, Inc.*	21	178
Alpha & Omega Semiconductor Ltd.*	19	176
Speed Commerce, Inc.*	47	176
Cinedigm Corp. — Class A*	70	174
Zendesk, Inc.*	10	174
Procera Networks, Inc.*	17	172
Limelight Networks, Inc.*	56	171
Datalink Corp.*	17	170
Reis, Inc.	8	169
CUI Global, Inc.*	20	168
Clearfield, Inc.*	10	168
Borderfree, Inc.*	10	166
Amber Road, Inc.*	10	161
Intevac, Inc.*	20	160
Sapiens International Corporation N.V.*	20	160
Telenav, Inc.*	28	159
Tessco Technologies, Inc.	5	159
RealNetworks, Inc.*	20	153
Vitesse Semiconductor Corp.*	44	152
TeleCommunication Systems, Inc. — Class A*	46	151
TrueCar, Inc.*	10	148
Guidance Software, Inc.*	16	146

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Paycom Software, Inc.*	10	$146
Higher One Holdings, Inc.*	38	145
PC Connection, Inc.	7	145
Information Services Group, Inc.*	30	144
Q2 Holdings, Inc.*	10	143
Hackett Group, Inc.	23	137
Control4 Corp.*	7	137
Cascade Microtech, Inc.*	10	137
Electro Scientific Industries, Inc.	20	136
ModusLink Global Solutions, Inc.*	36	135
ParkerVision, Inc.*	90	133
A10 Networks, Inc.*	10	133
Rubicon Project, Inc. (The)*	10	128
QAD, Inc. — Class A	6	128
Numerex Corp. — Class A*	11	126
TechTarget, Inc.*	14	123
Cyan, Inc.*	30	121
Travelzoo, Inc.*	6	116
Varonis Systems, Inc.*	4	116
Audience, Inc.*	9	108
YuMe, Inc.*	18	106
GTT Communications, Inc.*	10	102
Park City Group, Inc.*	9	98
Aerohive Networks, Inc.*	9	74
Five9, Inc.*	10	72
Multi-Fineline Electronix, Inc.*	6	66
Digimarc Corp.	2	65
Care.com, Inc.*	5	63
Viasystems Group, Inc.*	4	44
Covisint Corp.*	5	24
Total Information Technology		300,425
INDUSTRIALS - 6.5%
Esterline Technologies Corp.*	31	3,570
Teledyne Technologies, Inc.*	36	3,498
HEICO Corp.	64	3,324
Generac Holdings, Inc.*	68	3,314
Woodward, Inc.	64	3,211
Moog, Inc. — Class A*	43	3,134
EnerSys	45	3,096
CLARCOR, Inc.	49	3,030
Curtiss-Wright Corp.	45	2,950
EMCOR Group, Inc.	65	2,895
Deluxe Corp.	48	2,811
JetBlue Airways Corp.*	239	2,593
Watsco, Inc.	25	2,569
Chart Industries, Inc.*	29	2,398
Mobile Mini, Inc.	50	2,395
Actuant Corp. — Class A	68	2,351
Civeo Corp.*	90	2,253
Corporate Executive Board Co.	33	2,252
Harsco Corp.	80	2,130
Swift Transportation Co. — Class A*	82	2,069
Polypore International, Inc.*	43	2,052
DigitalGlobe, Inc.*	73	2,029
Applied Industrial Technologies, Inc.	40	2,029
On Assignment, Inc.*	57	2,028
Barnes Group, Inc.	52	2,004
Healthcare Services Group, Inc.	68	2,002
Rexnord Corp.*	70	1,971
Hillenbrand, Inc.	59	1,925
WageWorks, Inc.*	39	1,880
Franklin Electric Company, Inc.	46	1,855
MasTec, Inc.*	60	1,849
Greenbrier Companies, Inc.*	31	1,787
Hub Group, Inc. — Class A*	35	1,763
Herman Miller, Inc.	57	1,724
Orbital Sciences Corp.*	58	1,714
Advisory Board Co.*	33	1,710
Tetra Tech, Inc.	62	1,705
Masonite International Corp.*	30	1,688
HNI Corp.	43	1,682
TriMas Corp.*	44	1,678
Watts Water Technologies,
Inc. — Class A	27	1,667
Proto Labs, Inc.*	20	1,638
Mueller Industries, Inc.	55	1,618
MSA Safety, Inc.	28	1,609
United Stationers, Inc.	38	1,576
Beacon Roofing Supply, Inc.*	47	1,557
Allegiant Travel Co. — Class A	13	1,531
Huron Consulting Group, Inc.*	21	1,487
UniFirst Corp.	14	1,484
FTI Consulting, Inc.*	39	1,475
TAL International Group, Inc.	33	1,464
EnPro Industries, Inc.*	20	1,463
ABM Industries, Inc.	54	1,457
Simpson Manufacturing Company, Inc.	40	1,454
Forward Air Corp.	30	1,436
XPO Logistics, Inc.*	50	1,431
Korn/Ferry International*	48	1,410
RBC Bearings, Inc.	22	1,409
Tennant Co.	18	1,374
Granite Construction, Inc.	38	1,367
Knight Transportation, Inc.	57	1,355
Brink’s Co.	47	1,326
Mueller Water Products, Inc. — Class A	153	1,322
Brady Corp. — Class A	44	1,314
CIRCOR International, Inc.	17	1,311
DXP Enterprises, Inc.*	17	1,284
Interface, Inc. — Class A	68	1,281
Meritor, Inc.*	94	1,226
Steelcase, Inc. — Class A	80	1,210
General Cable Corp.	47	1,206
GrafTech International Ltd.*	113	1,182
Raven Industries, Inc.	35	1,160
Scorpio Bulkers, Inc.*	130	1,157
Rush Enterprises, Inc. — Class A*	33	1,144
Tutor Perini Corp.*	36	1,143
Werner Enterprises, Inc.	43	1,140
Kaman Corp.	26	1,111
Heartland Express, Inc.	52	1,110
GenCorp, Inc.*	58	1,108
TrueBlue, Inc.*	40	1,103

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Aircastle Ltd.	62	$1,102
Matson, Inc.	41	1,100
H&E Equipment Services, Inc.*	30	1,090
ArcBest Corp.	25	1,088
AAR Corp.	38	1,047
Primoris Services Corp.	36	1,038
Wesco Aircraft Holdings, Inc.*	52	1,038
US Ecology, Inc.	21	1,028
Albany International Corp. — Class A	27	1,025
West Corp.	38	1,018
AZZ, Inc.	22	1,013
Lindsay Corp.	12	1,014
G&K Services, Inc. — Class A	19	989
Encore Wire Corp.	20	981
Apogee Enterprises, Inc.	28	976
Dycom Industries, Inc.*	31	971
Exponent, Inc.	13	963
Altra Industrial Motion Corp.	26	946
Wabash National Corp.*	66	941
Saia, Inc.*	21	923
Trex Company, Inc.*	32	922
Briggs & Stratton Corp.	45	921
Universal Forest Products, Inc.	19	917
UTI Worldwide, Inc.	88	910
ESCO Technologies, Inc.	26	901
Roadrunner Transportation Systems, Inc.*	32	899
Standex International Corp.	12	894
Cubic Corp.	20	890
Atlas Air Worldwide Holdings, Inc.*	24	884
Federal Signal Corp.	60	879
AAON, Inc.	26	872
John Bean Technologies Corp.	28	868
Aegion Corp. — Class A*	37	861
Sun Hydraulics Corp.	21	853
Acacia Research Corp.	48	852
RPX Corp.*	48	852
YRC Worldwide, Inc.*	30	843
Navigant Consulting, Inc.*	47	820
Knoll, Inc.	47	815
Navios Maritime Holdings, Inc.	80	810
McGrath RentCorp	22	809
Hyster-Yale Materials Handling, Inc.	9	797
Thermon Group Holdings, Inc.*	29	763
Plug Power, Inc.*	160	749
Astec Industries, Inc.	17	746
Astronics Corp.*	13	734
Textainer Group Holdings Ltd.	19	734
Titan International, Inc.	42	706
ACCO Brands Corp.*	110	705
Team, Inc.*	17	697
Taser International, Inc.*	52	692
Blount International, Inc.*	47	663
Engility Holdings, Inc.*	17	650
Quanex Building Products Corp.	36	643
Gorman-Rupp Co.	18	637
Nortek, Inc.*	7	628
Insperity, Inc.	19	627
SkyWest, Inc.	49	599
Hawaiian Holdings, Inc.*	43	590
Aerovironment, Inc.*	18	572
Comfort Systems USA, Inc.	36	569
ICF International, Inc.*	16	566
Kforce, Inc.	26	563
Quad/Graphics, Inc.	24	537
Republic Airways Holdings, Inc.*	48	520
Aceto Corp.	28	508
FuelCell Energy, Inc.*	210	504
Kimball International,
Inc. — Class B	30	502
LB Foster Co. — Class A	9	487
Resources Connection, Inc.	37	485
TriNet Group, Inc.*	20	481
Multi-Color Corp.	12	480
Capstone Turbine Corp.*	316	477
American Railcar Industries, Inc.	7	474
Griffon Corp.	38	471
Great Lakes Dredge & Dock Corp.*	58	463
Powell Industries, Inc.	7	458
MYR Group, Inc.*	18	456
Argan, Inc.	12	447
Marten Transport Ltd.	20	447
NCI Building Systems, Inc.*	23	447
Echo Global Logistics, Inc.*	23	441
Knightsbridge Tankers Ltd.	31	440
Lydall, Inc.*	16	438
Columbus McKinnon Corp.	16	433
Kelly Services, Inc. — Class A	25	429
Kadant, Inc.	11	423
Furmanite Corp.*	36	419
Gibraltar Industries, Inc.*	27	419
Air Transport Services Group, Inc.*	50	419
PGT, Inc.*	49	415
NN, Inc.	16	409
Mistras Group, Inc.*	16	392
Safe Bulkers, Inc.	40	390
KEYW Holding Corp.*	31	390
Quality Distribution, Inc.*	26	386
Ennis, Inc.	25	382
Viad Corp.	16	381
CAI International, Inc.*	17	374
Douglas Dynamics, Inc.	21	370
National Presto Industries, Inc.	5	364
GP Strategies Corp.*	14	362
Stock Building Supply Holdings, Inc.*	18	355
Insteel Industries, Inc.	18	354
Park-Ohio Holdings Corp.	6	349
American Science & Engineering, Inc.	5	348
CBIZ, Inc.*	38	343
Celadon Group, Inc.	16	341
Global Brass & Copper Holdings, Inc.	20	338
Kratos Defense & Security Solutions, Inc.*	43	335
Heidrick & Struggles International, Inc.	18	333
Patrick Industries, Inc.*	7	326
SP Plus Corp.*	15	321

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ExOne Co.*	8	$317
Builders FirstSource, Inc.*	41	307
FreightCar America, Inc.	12	300
Performant Financial Corp.*	29	293
InnerWorkings, Inc.*	34	289
Dynamic Materials Corp.	13	288
Northwest Pipe Co.*	7	282
Orion Marine Group, Inc.*	26	282
VSE Corp.	4	281
CECO Environmental Corp.	18	281
Titan Machinery, Inc.*	17	280
Graham Corp.	8	278
Pendrell Corp.*	158	278
Sparton Corp.*	10	277
Baltic Trading Ltd.	44	263
Ducommun, Inc.*	10	261
Global Power Equipment Group, Inc.	16	259
American Woodmark Corp.*	8	255
Layne Christensen Co.*	19	253
Schawk, Inc. — Class A	12	244
Pike Corp.*	26	233
Miller Industries, Inc.	11	226
Paylocity Holding Corp.*	10	216
Houston Wire & Cable Co.	17	211
ARC Document Solutions, Inc.*	36	211
Commercial Vehicle Group, Inc.*	21	211
Patriot Transportation Holding, Inc.*	6	210
CRA International, Inc.*	9	207
CDI Corp.	14	202
Cenveo, Inc.*	53	197
Casella Waste Systems, Inc. — Class A*	38	190
USA Truck, Inc.*	10	186
PowerSecure International, Inc.*	19	185
Energy Recovery, Inc.*	37	182
Ply Gem Holdings, Inc.*	18	182
Accuride Corp.*	37	181
LSI Industries, Inc.	21	168
Twin Disc, Inc.	5	165
Manitex International, Inc.*	10	162
Alamo Group, Inc.	3	162
Preformed Line Products Co.	3	161
Continental Building Products, Inc.*	10	154
Universal Truckload Services, Inc.	6	152
Sterling Construction Company, Inc.*	16	150
Power Solutions International, Inc.*	2	144
Barrett Business Services, Inc.	3	141
Franklin Covey Co.*	7	141
Xerium Technologies, Inc.*	10	140
Enphase Energy, Inc.*	16	137
Vicor Corp.*	16	134
Hill International, Inc.*	20	125
LMI Aerospace, Inc.*	9	118
International Shipholding Corp.	5	115
Ameresco, Inc. — Class A*	16	112
Heritage-Crystal Clean, Inc.*	5	98
Erickson, Inc.*	6	98
General Finance Corp.*	10	95
Norcraft Companies, Inc.*	5	72
Revolution Lighting Technologies, Inc.*	30	69
NL Industries, Inc.	7	65
Corporate Resource Services, Inc.*	20	60
Omega Flex, Inc.	3	59
Ultrapetrol Bahamas Ltd.*	19	56
Hurco Companies, Inc.	2	56
Quest Resource Holding Corp.*	10	52
Total Industrials		233,233
HEALTH CARE - 6.2%
InterMune, Inc.*	95	4,195
Isis Pharmaceuticals, Inc.*	113	3,894
Team Health Holdings, Inc.*	68	3,396
NPS Pharmaceuticals, Inc.*	99	3,272
Cepheid*	67	3,212
WellCare Health Plans, Inc.*	42	3,137
Pacira Pharmaceuticals, Inc.*	34	3,122
HealthSouth Corp.	85	3,048
STERIS Corp.	57	3,049
PAREXEL International Corp.*	55	2,907
West Pharmaceutical Services, Inc.	68	2,868
DexCom, Inc.*	71	2,817
Idenix Pharmaceuticals, Inc.*	112	2,699
MannKind Corp.*	220	2,418
Theravance, Inc.*	80	2,382
Medidata Solutions, Inc.*	52	2,226
Insulet Corp.*	53	2,103
Synageva BioPharma Corp.*	20	2,096
Owens & Minor, Inc.	61	2,073
Impax Laboratories, Inc.*	67	2,009
Air Methods Corp.*	38	1,963
Thoratec Corp.*	55	1,917
Akorn, Inc.*	57	1,895
Medicines Co.*	63	1,831
Ironwood Pharmaceuticals, Inc. — Class A*	118	1,809
Haemonetics Corp.*	50	1,764
ACADIA Pharmaceuticals, Inc.*	76	1,717
HMS Holdings Corp.*	84	1,714
MWI Veterinary Supply, Inc.*	12	1,704
Prestige Brands Holdings, Inc.*	50	1,695
Magellan Health, Inc.*	27	1,680
OPKO Health, Inc.*	190	1,680
Cyberonics, Inc.*	26	1,624
NuVasive, Inc.*	45	1,601
Chemed Corp.	17	1,593
Acadia Healthcare Company, Inc.*	35	1,592
Globus Medical, Inc. — Class A*	66	1,579
Nektar Therapeutics*	122	1,564
PDL BioPharma, Inc.	155	1,500
Neogen Corp.*	35	1,416
HeartWare International, Inc.*	16	1,416
Amsurg Corp. — Class A*	31	1,413
Celldex Therapeutics, Inc.*	86	1,404
Lannett Company, Inc.*	28	1,389
Wright Medical Group, Inc.*	44	1,382
Exact Sciences Corp.*	80	1,362

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Keryx Biopharmaceuticals, Inc.*	88	$1,353
Acorda Therapeutics, Inc.*	40	1,348
MedAssets, Inc.*	59	1,348
Molina Healthcare, Inc.*	29	1,294
Dyax Corp.*	131	1,258
Puma Biotechnology, Inc.*	19	1,254
Arena Pharmaceuticals, Inc.*	211	1,236
Kindred Healthcare, Inc.	53	1,224
Select Medical Holdings Corp.	76	1,186
Ligand Pharmaceuticals, Inc. — Class B*	19	1,184
Cantel Medical Corp.	32	1,172
Sarepta Therapeutics, Inc.*	39	1,162
CONMED Corp.	26	1,148
Emeritus Corp.*	36	1,139
Greatbatch, Inc.*	23	1,128
Masimo Corp.*	47	1,109
Portola Pharmaceuticals, Inc.*	38	1,109
Neurocrine Biosciences, Inc.*	73	1,083
Integra LifeSciences Holdings Corp.*	23	1,082
Horizon Pharma, Inc.*	68	1,076
Hanger, Inc.*	33	1,038
ARIAD Pharmaceuticals, Inc.*	161	1,026
ExamWorks Group, Inc.*	32	1,015
Omnicell, Inc.*	35	1,005
Clovis Oncology, Inc.*	24	994
Sangamo BioSciences, Inc.*	65	993
Abaxis, Inc.	22	975
ImmunoGen, Inc.*	82	972
Auxilium Pharmaceuticals, Inc.*	48	963
Halozyme Therapeutics, Inc.*	97	958
ABIOMED, Inc.*	38	955
Intrexon Corp.*	38	955
Endologix, Inc.*	62	943
Analogic Corp.	12	939
Spectranetics Corp.*	40	915
Novavax, Inc.*	197	910
Aegerion Pharmaceuticals, Inc.*	28	899
BioCryst Pharmaceuticals, Inc.*	70	893
Tornier N.V.*	38	888
AVANIR Pharmaceuticals, Inc. — Class A*	154	869
Volcano Corp.*	49	863
Receptos, Inc.*	20	852
Quality Systems, Inc.	53	851
NxStage Medical, Inc.*	58	833
PharMerica Corp.*	29	829
Meridian Bioscience, Inc.	40	826
Agios Pharmaceuticals, Inc.*	18	825
Cardiovascular Systems, Inc.*	26	810
ICU Medical, Inc.*	13	791
Arrowhead Research Corp.*	55	787
Natus Medical, Inc.*	31	779
Depomed, Inc.*	56	778
KYTHERA Biopharmaceuticals, Inc.*	20	767
Fluidigm Corp.*	26	765
Karyopharm Therapeutics, Inc.*	16	745
Furiex Pharmaceuticals, Inc.*	7	743
Bio-Reference Labs, Inc.*	24	725
IPC The Hospitalist Company, Inc.*	16	708
Repligen Corp.*	31	706
Achillion Pharmaceuticals, Inc.*	93	704
Insmed, Inc.*	35	699
Bluebird Bio, Inc.*	18	694
Raptor Pharmaceutical Corp.*	60	693
Orexigen Therapeutics, Inc.*	112	692
Merrimack Pharmaceuticals, Inc.*	94	685
Capital Senior Living Corp.*	28	668
Chimerix, Inc.*	30	658
PTC Therapeutics, Inc.*	25	654
Accuray, Inc.*	74	651
Inovio Pharmaceuticals, Inc.*	60	649
MiMedx Group, Inc.*	90	638
Theravance Biopharma, Inc.*	20	638
Computer Programs & Systems, Inc.	10	636
Exelixis, Inc.*	187	634
Affymetrix, Inc.*	70	624
Staar Surgical Co.*	37	622
Merit Medical Systems, Inc.*	41	619
Luminex Corp.*	36	617
Emergent Biosolutions, Inc.*	27	606
Cambrex Corp.*	29	600
Infinity Pharmaceuticals, Inc.*	47	599
Quidel Corp.*	27	597
Ensign Group, Inc.	19	591
Omeros Corp.*	33	574
Invacare Corp.	31	569
National Healthcare Corp.	10	563
Anika Therapeutics, Inc.*	12	556
Momenta Pharmaceuticals, Inc.*	46	556
AMN Healthcare Services, Inc.*	45	554
Array BioPharma, Inc.*	121	552
Ophthotech Corp.*	13	550
TESARO, Inc.*	17	529
Healthways, Inc.*	30	526
BioScrip, Inc.*	63	525
Accelerate Diagnostics, Inc.*	20	520
Vanda Pharmaceuticals, Inc.*	32	518
Sagent Pharmaceuticals, Inc.*	20	517
Anacor Pharmaceuticals, Inc.*	29	514
GenMark Diagnostics, Inc.*	38	514
Spectrum Pharmaceuticals, Inc.*	63	512
Acceleron Pharma, Inc.*	15	510
Orthofix International N.V.*	14	508
Organovo Holdings, Inc.*	60	501
CorVel Corp.*	11	497
HealthStream, Inc.*	20	486
Geron Corp.*	151	485
Insys Therapeutics, Inc.*	15	468
Rockwell Medical, Inc.*	39	468
OraSure Technologies, Inc.*	54	465
VIVUS, Inc.*	87	463
BioDelivery Sciences International, Inc.*	38	459
Zeltiq Aesthetics, Inc.*	30	456
Prothena Corporation plc*	20	451
Cynosure, Inc. — Class A*	21	446

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TherapeuticsMD, Inc.*	100	$442
Genomic Health, Inc.*	16	438
Amedisys, Inc.*	26	435
Sequenom, Inc.*	112	433
Enanta Pharmaceuticals, Inc.*	10	431
NewLink Genetics Corp.*	16	425
Gentiva Health Services, Inc.*	28	422
US Physical Therapy, Inc.	12	410
Dynavax Technologies Corp.*	253	405
AtriCure, Inc.*	22	404
Albany Molecular Research, Inc.*	20	402
Triple-S Management Corp. — Class B*	22	394
AMAG Pharmaceuticals, Inc.*	18	373
Synergy Pharmaceuticals, Inc.*	90	366
Providence Service Corp.*	10	366
Repros Therapeutics, Inc.*	21	363
CTI BioPharma Corp.*	129	362
AngioDynamics, Inc.*	22	359
XOMA Corp.*	78	358
Vocera Communications, Inc.*	27	356
Vascular Solutions, Inc.*	16	355
Lexicon Pharmaceuticals, Inc.*	220	354
Dendreon Corp.*	154	354
Foundation Medicine, Inc.*	13	350
LDR Holding Corp.*	14	350
Galena Biopharma, Inc.*	114	349
ANI Pharmaceuticals, Inc.*	10	344
Durata Therapeutics, Inc.*	20	341
Relypsa, Inc.*	14	340
Intra-Cellular Therapies, Inc.*	20	337
Landauer, Inc.	8	336
Pacific Biosciences of California, Inc.*	54	334
Universal American Corp.	40	333
Atrion Corp.	1	326
MacroGenics, Inc.*	15	326
Ampio Pharmaceuticals, Inc.*	39	326
Pernix Therapeutics Holdings, Inc.*	36	323
Peregrine Pharmaceuticals, Inc.*	170	320
Symmetry Medical, Inc.*	36	319
ZIOPHARM Oncology, Inc.*	78	314
Sunesis Pharmaceuticals, Inc.*	48	313
Aratana Therapeutics, Inc.*	20	312
Epizyme, Inc.*	10	311
Supernus Pharmaceuticals, Inc.*	28	307
Rigel Pharmaceuticals, Inc.*	84	305
Antares Pharma, Inc.*	112	299
Unilife Corp.*	99	293
Immunomedics, Inc.*	80	292
Progenics Pharmaceuticals, Inc.*	67	289
Cerus Corp.*	69	286
Chindex International, Inc.*	12	284
Versartis, Inc.*	10	280
SurModics, Inc.*	13	278
Akebia Therapeutics, Inc.*	10	278
Galectin Therapeutics, Inc.*	20	276
Vital Therapies, Inc.*	10	272
Neuralstem, Inc.*	64	270
Tetraphase Pharmaceuticals, Inc.*	20	270
XenoPort, Inc.*	55	266
SciClone Pharmaceuticals, Inc.*	50	263
TG Therapeutics, Inc.*	28	263
Hyperion Therapeutics, Inc.*	10	261
LHC Group, Inc.*	12	256
Oxford Immunotec Global plc*	15	252
Osiris Therapeutics, Inc.*	16	250
Northwest Biotherapeutics, Inc.*	37	248
Heron Therapeutics, Inc.*	20	246
CryoLife, Inc.	27	242
Zogenix, Inc.*	120	241
RadNet, Inc.*	36	239
RTI Surgical, Inc.*	54	235
Five Prime Therapeutics, Inc.*	15	233
Surgical Care Affiliates, Inc.*	8	233
Bio-Path Holdings, Inc.*	76	232
Derma Sciences, Inc.*	20	231
Applied Genetic Technologies Corp.*	10	231
Ultragenyx Pharmaceutical, Inc.*	5	224
Pain Therapeutics, Inc.*	39	224
Retrophin, Inc.*	19	223
Synta Pharmaceuticals Corp.*	54	221
Phibro Animal Health Corp. — Class A*	10	220
Threshold Pharmaceuticals, Inc.*	55	218
POZEN, Inc.	26	217
BioTelemetry, Inc.*	30	215
Navidea Biopharmaceuticals, Inc.*	143	212
Endocyte, Inc.*	32	211
Oncothyreon, Inc.*	65	211
CytRx Corp.*	50	209
Utah Medical Products, Inc.	4	206
Five Star Quality Care, Inc.*	41	205
AcelRx Pharmaceuticals, Inc.*	20	205
Cempra, Inc.*	19	204
Alder Biopharmaceuticals, Inc.*	10	201
Mirati Therapeutics, Inc.*	10	200
Enzo Biochem, Inc.*	37	194
Agenus, Inc.*	60	193
Ohr Pharmaceutical, Inc.*	20	190
Kindred Biosciences, Inc.*	10	186
OncoMed Pharmaceuticals, Inc.*	8	186
Alimera Sciences, Inc.*	30	179
Exactech, Inc.*	7	177
Cross Country Healthcare, Inc.*	27	176
Idera Pharmaceuticals, Inc.*	60	174
Verastem, Inc.*	19	172
Revance Therapeutics, Inc.*	5	170
NanoViricides, Inc.*	40	169
PhotoMedex, Inc.*	13	159
TriVascular Technologies, Inc.*	10	156
Cytori Therapeutics, Inc.*	65	155
Merge Healthcare, Inc.*	68	154
Castlight Health, Inc. — Class B*	10	152
TransEnterix, Inc.*	30	151
NanoString Technologies, Inc.*	10	150
K2M Group Holdings, Inc.*	10	149

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Aerie Pharmaceuticals, Inc.*	6	$149
Skilled Healthcare Group, Inc. — Class A*	23	145
Actinium Pharmaceuticals, Inc.*	20	144
NeoStem, Inc.*	22	143
Corcept Therapeutics, Inc.*	51	143
BioTime, Inc.*	46	140
National Research Corp. — Class A*	10	140
Achaogen, Inc.*	10	140
Cytokinetics, Inc.*	29	139
OvaScience, Inc.*	15	138
Regado Biosciences, Inc.*	20	136
Alliance HealthCare Services, Inc.*	5	135
Addus HomeCare Corp.*	6	135
Auspex Pharmaceuticals, Inc.*	6	134
ChemoCentryx, Inc.*	22	129
Xencor, Inc.*	11	128
Stemline Therapeutics, Inc.*	8	117
Tandem Diabetes Care, Inc.*	7	114
Almost Family, Inc.*	5	110
Regulus Therapeutics, Inc.*	13	105
Cellular Dynamics International, Inc.*	7	102
Inogen, Inc.*	4	90
Sucampo Pharmaceuticals,
Inc. — Class A*	13	90
Veracyte, Inc.*	4	68
Cara Therapeutics, Inc.*	4	68
Dicerna Pharmaceuticals, Inc.*	3	68
Esperion Therapeutics, Inc.*	4	63
Genocea Biosciences, Inc.*	3	56
Flexion Therapeutics, Inc.*	3	40
Eleven Biotherapeutics, Inc.*	3	40
Egalet Corp.*	2	26
Total Health Care		223,293
CONSUMER DISCRETIONARY - 6.1%
Tenneco, Inc.*	59	3,876
Brunswick Corp.	89	3,749
Dana Holding Corp.	151	3,687
Buffalo Wild Wings, Inc.*	18	2,982
Office Depot, Inc.*	514	2,924
Restoration Hardware Holdings, Inc.*	30	2,792
Vail Resorts, Inc.	35	2,701
Time, Inc.*	110	2,664
Men’s Wearhouse, Inc.	46	2,568
Wolverine World Wide, Inc.	98	2,553
Sotheby’s	59	2,478
Pool Corp.	43	2,432
Group 1 Automotive, Inc.	28	2,361
Jack in the Box, Inc.	39	2,334
Sinclair Broadcast Group,
Inc. — Class A	66	2,295
Cheesecake Factory, Inc.	48	2,228
American Eagle Outfitters, Inc.	185	2,076
Lithia Motors, Inc. — Class A	22	2,070
Grand Canyon Education, Inc.*	45	2,069
Houghton Mifflin Harcourt Co.*	106	2,031
New York Times Co. — Class A	133	2,023
Asbury Automotive Group, Inc.*	29	1,993
Lumber Liquidators Holdings, Inc.*	26	1,974
Steven Madden Ltd.*	56	1,920
Five Below, Inc.*	48	1,916
Life Time Fitness, Inc.*	39	1,901
HSN, Inc.	32	1,895
Iconix Brand Group, Inc.*	44	1,890
Texas Roadhouse, Inc. — Class A	72	1,872
ANN, Inc.*	45	1,851
Cooper Tire & Rubber Co.	61	1,830
Cracker Barrel Old Country Store, Inc.	18	1,792
Skechers U.S.A., Inc. — Class A*	38	1,737
Ryland Group, Inc.	44	1,735
Genesco, Inc.*	21	1,725
Helen of Troy Ltd.*	28	1,697
Meredith Corp.	35	1,693
Guess?, Inc.	60	1,620
Meritage Homes Corp.*	38	1,604
Monro Muffler Brake, Inc.	30	1,596
Shutterfl y, Inc.*	37	1,594
Marriott Vacations Worldwide Corp.*	27	1,583
Bloomin’ Brands, Inc.*	70	1,570
KB Home	81	1,513
Gentherm, Inc.*	34	1,511
Nexstar Broadcasting
Group, Inc. — Class A	29	1,497
Pier 1 Imports, Inc.	95	1,464
Rent-A-Center, Inc. — Class A	51	1,462
Pinnacle Entertainment, Inc.*	57	1,436
G-III Apparel Group Ltd.*	17	1,389
Express, Inc.*	81	1,379
Finish Line, Inc. — Class A	46	1,368
Hibbett Sports, Inc.*	25	1,354
Orient-Express Hotels Ltd. — Class A*	93	1,352
Vitamin Shoppe, Inc.*	30	1,291
Bright Horizons Family Solutions, Inc.*	30	1,288
DineEquity, Inc.	16	1,272
Crocs, Inc.*	84	1,263
Dorman Products, Inc.*	25	1,233
Papa John’s International, Inc.	29	1,229
American Axle & Manufacturing
Holdings, Inc.*	65	1,228
Brown Shoe Company, Inc.	42	1,202
Buckle, Inc.	27	1,198
Standard Pacific Corp.*	139	1,195
Outerwall, Inc.*	20	1,187
Churchill Downs, Inc.	13	1,171
Media General, Inc. — Class A*	57	1,170
La-Z-Boy, Inc.	50	1,158
MDC Holdings, Inc.	38	1,151
Sonic Corp.*	52	1,148
iRobot Corp.*	28	1,147
Conn’s, Inc.*	23	1,136
LifeLock, Inc.*	80	1,117
Fiesta Restaurant Group, Inc.*	24	1,114
Matthews International
Corp. — Class A	26	1,081

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Columbia Sportswear Co.	13	$1,074
Select Comfort Corp.*	52	1,074
Bob Evans Farms, Inc.	21	1,051
Children’s Place, Inc.	21	1,042
National CineMedia, Inc.	59	1,033
Sonic Automotive, Inc. — Class A	38	1,014
Krispy Kreme Doughnuts, Inc.*	63	1,007
Popeyes Louisiana Kitchen, Inc.*	23	1,005
Core-Mark Holding Company, Inc.	22	1,004
Drew Industries, Inc.	20	1,000
Red Robin Gourmet Burgers, Inc.*	14	997
Burlington Stores, Inc.*	31	988
Caesars Entertainment Corp.*	54	976
Boyd Gaming Corp.*	80	970
Tumi Holdings, Inc.*	48	966
Penn National Gaming, Inc.*	79	959
Loral Space & Communications, Inc.*	13	945
Oxford Industries, Inc.	14	933
K12, Inc.*	38	915
International Speedway Corp. —
Class A	27	899
Barnes & Noble, Inc.*	39	889
Scholastic Corp.	26	886
Sturm Ruger & Company, Inc.	15	885
MDC Partners, Inc. — Class A	41	881
Ascent Capital Group, Inc. — Class A*	13	858
Standard Motor Products, Inc.	19	849
Interval Leisure Group, Inc.	38	834
Cumulus Media, Inc. — Class A*	126	830
Multimedia Games Holding Company, Inc.*	28	830
Cato Corp. — Class A	26	803
BJ’s Restaurants, Inc.*	23	803
Diamond Resorts International, Inc.*	34	791
Tower International, Inc.*	21	774
RetailMeNot, Inc.*	29	772
Smith & Wesson Holding Corp.*	53	771
Cavco Industries, Inc.*	9	768
La Quinta Holdings, Inc.*	40	766
Tuesday Morning Corp.*	42	748
Carmike Cinemas, Inc.*	21	738
Modine Manufacturing Co.*	46	724
Lands’ End, Inc.*	20	672
Movado Group, Inc.	16	667
Cooper-Standard Holding, Inc.*	10	662
Winnebago Industries, Inc.*	26	655
Universal Electronics, Inc.*	13	635
EW Scripps Co. — Class A*	30	635
Gray Television, Inc.*	48	630
Callaway Golf Co.	75	624
Mattress Firm Holding Corp.*	13	621
Federal-Mogul Holdings Corp.*	30	607
Steiner Leisure Ltd.*	14	606
Weight Watchers International, Inc.	30	605
Francesca’s Holdings Corp.*	41	604
Regis Corp.	42	591
American Public Education, Inc.*	17	584
Pep Boys-Manny Moe & Jack*	51	584
Hovnanian Enterprises,
Inc. — Class A*	112	577
FTD Companies, Inc.*	18	572
Ethan Allen Interiors, Inc.	23	569
Stage Stores, Inc.	30	561
Libbey, Inc.*	21	560
Del Frisco’s Restaurant Group, Inc.*	20	551
Denny’s Corp.*	84	548
Capella Education Co.	10	544
Fred’s, Inc. — Class A	35	535
M/I Homes, Inc.*	22	534
Scientific Games Corp. — Class A*	48	534
Strayer Education, Inc.*	10	525
William Lyon Homes — Class A*	17	517
Chegg, Inc.*	71	500
AMC Entertainment Holdings,
Inc. — Class A	20	497
Caesars Acquisition Co. — Class A*	40	495
Motorcar Parts of America, Inc.*	20	487
Beazer Homes USA, Inc.*	23	483
NutriSystem, Inc.	28	479
Haverty Furniture Companies, Inc.	19	477
Arctic Cat, Inc.	12	473
Container Store Group, Inc.*	17	472
Rentrak Corp.*	9	472
Chuy’s Holdings, Inc.*	13	472
Zumiez, Inc.*	17	469
Quiksilver, Inc.*	131	469
Vera Bradley, Inc.*	21	459
Tile Shop Holdings, Inc.*	30	459
LeapFrog Enterprises, Inc. — Class A*	62	456
Superior Industries International, Inc.	22	454
Ruby Tuesday, Inc.*	59	448
Ruth’s Hospitality Group, Inc.	35	432
Biglari Holdings, Inc.*	1	423
Orbitz Worldwide, Inc.*	47	418
MarineMax, Inc.*	24	402
ClubCorp Holdings, Inc.	21	389
Unifi, Inc.*	14	385
Journal Communications, Inc. — Class A*	43	381
Stein Mart, Inc.	27	375
ITT Educational Services, Inc.*	22	367
SFX Entertainment, Inc.*	45	365
New Media Investment Group, Inc.*	25	353
Entravision Communications Corp. — Class A	56	348
Zoe’s Kitchen, Inc.*	10	344
Blue Nile, Inc.*	12	336
World Wrestling Entertainment, Inc. — Class A	28	334
Harte-Hanks, Inc.	46	331
McClatchy Co. — Class A*	59	327
Marcus Corp.	17	310
Shoe Carnival, Inc.	15	310
Christopher & Banks Corp.*	35	307
Eros International plc*	20	303
Nautilus, Inc.*	27	299
Destination Maternity Corp.	13	296
Vince Holding Corp.*	8	293

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Stoneridge, Inc.*	27	$289
Career Education Corp.*	61	285
Bravo Brio Restaurant Group, Inc.*	18	281
Citi Trends, Inc.*	13	279
Bridgepoint Education, Inc.*	21	279
Sequential Brands Group, Inc.*	20	276
Noodles & Co.*	8	275
Aeropostale, Inc.*	76	265
Coupons.com, Inc.*	10	263
Kirkland’s, Inc.*	14	260
Carriage Services, Inc. — Class A	15	257
PetMed Express, Inc.	19	256
LGI Homes, Inc.*	14	256
Universal Technical Institute, Inc.	21	255
NACCO Industries, Inc. — Class A	5	253
Lee Enterprises, Inc.*	56	249
Black Diamond, Inc.*	22	247
America’s Car-Mart, Inc.*	6	237
TRI Pointe Homes, Inc.*	15	236
Remy International, Inc.	10	234
Carrols Restaurant Group, Inc.*	32	228
Entercom Communications Corp. — Class A*	21	225
Potbelly Corp.*	14	223
Morgans Hotel Group Co.*	28	222
Sears Hometown and Outlet Stores, Inc.*	10	215
AH Belo Corp. — Class A	18	213
Perry Ellis International, Inc.*	12	209
Big 5 Sporting Goods Corp.	17	209
Daily Journal Corp.*	1	207
Jamba, Inc.*	17	206
Speedway Motorsports, Inc.	11	201
Sizmek, Inc.*	21	200
Collectors Universe, Inc.	10	196
Central European Media
Enterprises Ltd. — Class A*	68	192
ValueVision Media, Inc. — Class A*	38	190
Destination XL Group, Inc.*	34	187
Isle of Capri Casinos, Inc.*	21	180
VOXX International Corp. — Class A*	19	179
Einstein Noah Restaurant Group, Inc.	11	177
West Marine, Inc.*	17	174
Overstock.com, Inc.*	11	173
2U, Inc.*	10	168
Flexsteel Industries, Inc.	5	167
Weyco Group, Inc.	6	164
Nathan’s Famous, Inc.*	3	163
Escalade, Inc.	10	161
Fox Factory Holding Corp.*	9	158
CSS Industries, Inc.	6	158
Dex Media, Inc.*	14	156
WCI Communities, Inc.*	8	154
RG Barry Corp.	8	152
Intrawest Resorts Holdings, Inc.*	13	149
Shiloh Industries, Inc.*	8	148
Reading International, Inc. — Class A*	17	145
Fuel Systems Solutions, Inc.*	13	145
Bon-Ton Stores, Inc.	14	144
Systemax, Inc.*	10	144
Empire Resorts, Inc.*	20	143
Lifetime Brands, Inc.	9	141
Spartan Motors, Inc.	31	141
Winmark Corp.	2	139
1-800-Flowers.com, Inc. — Class A*	24	139
Build-A-Bear Workshop, Inc. — Class A*	10	134
Vitacost.com, Inc.*	21	131
Skullcandy, Inc.*	18	131
Johnson Outdoors, Inc. — Class A	5	129
Saga Communications, Inc. — Class A	3	128
Martha Stewart Living
Omnimedia, Inc. — Class A*	27	127
Global Sources Ltd.*	15	124
hhgregg, Inc.*	12	122
Malibu Boats, Inc. — Class A*	6	121
Crown Media Holdings, Inc. — Class A*	33	120
JAKKS Pacific, Inc.	15	116
Pacific Sunwear of California, Inc.*	47	112
UCP, Inc. — Class A*	8	109
Dixie Group, Inc.*	10	106
New York & Company, Inc.*	28	103
Hemisphere Media Group, Inc.*	8	100
New Home Company, Inc.*	7	99
Radio One, Inc. — Class D*	20	99
Papa Murphy’s Holdings, Inc.*	10	96
Turtle Beach Corp.*	10	92
bebe stores, Inc.	30	92
Monarch Casino & Resort, Inc.*	6	91
Culp, Inc.	5	87
Salem Communications Corp. — Class A	9	85
Gaiam, Inc. — Class A*	10	77
Marine Products Corp.	9	75
Installed Building Products, Inc.*	6	74
Sportsman’s Warehouse Holdings, Inc.*	9	72
Tilly’s, Inc. — Class A*	8	64
ReachLocal, Inc.*	9	63
Ignite Restaurant Group, Inc.*	3	44
Education Management Corp.*	20	34
Total Consumer Discretionary		220,469
ENERGY - 3.0%
Kodiak Oil & Gas Corp.*	256	3,724
Diamondback Energy, Inc.*	40	3,552
Rosetta Resources, Inc.*	59	3,236
SemGroup Corp. — Class A	41	3,232
Carrizo Oil & Gas, Inc.*	44	3,047
CARBO Ceramics, Inc.	19	2,928
Bristow Group, Inc.	34	2,741
Helix Energy Solutions Group, Inc.*	102	2,684
Stone Energy Corp.*	54	2,527
Exterran Holdings, Inc.	56	2,519
Matador Resources Co.*	75	2,196
Forum Energy Technologies, Inc.*	60	2,186
PDC Energy, Inc.*	34	2,147
Energy XXI Bermuda Ltd.	90	2,127
Scorpio Tankers, Inc.	191	1,941

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Western Refining, Inc.	51	$1,915
Halcon Resources Corp.*	253	1,844
McDermott International, Inc.*	227	1,836
Bonanza Creek Energy, Inc.*	32	1,830
Sanchez Energy Corp.*	48	1,804
Delek US Holdings, Inc.	61	1,722
SEACOR Holdings, Inc.*	20	1,645
Magnum Hunter Resources Corp.*	193	1,583
Hornbeck Offshore Services, Inc.*	33	1,548
C&J Energy Services, Inc.*	42	1,419
Comstock Resources, Inc.	46	1,327
Bill Barrett Corp.*	48	1,285
GasLog Ltd.	40	1,276
Green Plains, Inc.	37	1,216
Gulfmark Offshore, Inc. — Class A	26	1,175
Parsley Energy, Inc.*	48	1,155
Key Energy Services, Inc.*	126	1,152
Penn Virginia Corp.*	66	1,119
Cloud Peak Energy, Inc.*	59	1,087
Pioneer Energy Services Corp.*	60	1,052
Ship Finance International Ltd.	56	1,041
Newpark Resources, Inc.*	82	1,022
Northern Oil and Gas, Inc.*	59	961
Triangle Petroleum Corp.*	77	905
TETRA Technologies, Inc.*	76	895
Goodrich Petroleum Corp.*	32	883
Basic Energy Services, Inc.*	30	877
EXCO Resources, Inc.	146	860
Solazyme, Inc.*	72	848
Synergy Resources Corp.*	63	835
Clayton Williams Energy, Inc.*	6	824
Nordic American Tankers Ltd.	86	820
Rex Energy Corp.*	46	815
Clean Energy Fuels Corp.*	68	797
Approach Resources, Inc.*	35	796
Alpha Natural Resources, Inc.*	213	790
Matrix Service Co.*	24	787
Parker Drilling Co.*	117	763
Arch Coal, Inc.	204	745
North Atlantic Drilling Ltd.	69	733
Tesco Corp.	32	683
RSP Permian, Inc.*	21	681
Contango Oil & Gas Co.*	16	677
Geospace Technologies Corp.*	12	661
RigNet, Inc.*	12	646
Hercules Offshore, Inc.*	155	623
Resolute Energy Corp.*	71	613
Era Group, Inc.*	20	574
W&T Offshore, Inc.	34	557
Swift Energy Co.*	42	545
PHI, Inc.*	12	535
ION Geophysical Corp.*	124	523
Abraxas Petroleum Corp.*	79	495
Willbros Group, Inc.*	38	469
Gastar Exploration, Inc.*	53	462
DHT Holdings, Inc.	64	461
Callon Petroleum Co.*	39	454
Warren Resources, Inc.*	71	440
REX American Resources Corp.*	6	440
Westmoreland Coal Co.*	12	435
PetroQuest Energy, Inc.*	56	421
Emerald Oil, Inc.*	55	421
Natural Gas Services Group, Inc.*	12	397
Renewable Energy Group, Inc.*	34	390
Vantage Drilling Co.*	198	380
Alon USA Energy, Inc.	29	361
BPZ Resources, Inc.*	114	351
Ring Energy, Inc.*	20	349
VAALCO Energy, Inc.*	48	347
Quicksilver Resources, Inc.*	121	323
Pacific Ethanol, Inc.*	20	306
Gulf Island Fabrication, Inc.	14	301
Navios Maritime Acq Corp.	80	297
Ardmore Shipping Corp.	20	277
CHC Group Ltd.*	32	270
Forest Oil Corp.*	115	262
Teekay Tankers Ltd. — Class A	60	257
Midstates Petroleum Company, Inc.*	32	231
TransAtlantic Petroleum Ltd.*	20	228
Jones Energy, Inc. — Class A*	11	226
Nuverra Environmental Solutions, Inc.*	11	221
Harvest Natural Resources, Inc.*	40	200
Evolution Petroleum Corp.	18	197
Equal Energy Ltd.	35	190
FX Energy, Inc.*	52	188
Miller Energy Resources, Inc.*	29	186
Frontline Ltd.*	62	181
American Eagle Energy Corp.*	30	180
Panhandle Oil and Gas, Inc. — Class A	3	168
Mitcham Industries, Inc.*	12	168
Adams Resources & Energy, Inc.	2	156
Dawson Geophysical Co.	5	143
Isramco, Inc.*	1	127
Glori Energy, Inc.*	10	109
Apco Oil and Gas International, Inc.*	7	101
Vertex Energy, Inc.*	10	97
Amyris, Inc.*	26	97
Hallador Energy Co.	10	95
Dorian LPG Ltd.*	4	92
Profire Energy, Inc.*	10	45
Total Energy		107,084
MATERIALS - 2.4%
PolyOne Corp.	91	3,834
Graphic Packaging Holding Co.*	320	3,744
Axiall Corp.	67	3,168
US Silica Holdings, Inc.	55	3,048
KapStone Paper and Packaging Corp.*	81	2,684
Sensient Technologies Corp.	48	2,674
Chemtura Corp.*	92	2,403
HB Fuller Co.	48	2,309
Berry Plastics Group, Inc.*	87	2,246
Minerals Technologies, Inc.	33	2,164
Worthington Industries, Inc.	50	2,151

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Olin Corp.	76	$2,046
Louisiana-Pacific Corp.*	136	2,042
Stillwater Mining Co.*	115	2,018
Commercial Metals Co.	113	1,955
Flotek Industries, Inc.*	56	1,801
Texas Industries, Inc.*	18	1,662
Tronox Ltd. — Class A	60	1,614
Balchem Corp.	29	1,553
SunCoke Energy, Inc.*	67	1,441
Globe Specialty Metals, Inc.	61	1,268
Schweitzer-Mauduit
International, Inc.	29	1,266
Kaiser Aluminum Corp.	17	1,239
Clearwater Paper Corp.*	20	1,234
Innophos Holdings, Inc.	21	1,209
Boise Cascade Co.*	40	1,146
Calgon Carbon Corp.*	51	1,139
Hecla Mining Co.	330	1,139
PH Glatfelter Co.	41	1,088
A. Schulman, Inc.	28	1,084
Resolute Forest Products, Inc.*	63	1,057
AK Steel Holding Corp.*	132	1,051
OM Group, Inc.	31	1,005
Quaker Chemical Corp.	13	998
Headwaters, Inc.*	71	986
Stepan Co.	18	951
Innospec, Inc.	22	950
Coeur Mining, Inc.*	100	918
Intrepid Potash, Inc.*	54	905
Horsehead Holding Corp.*	49	895
Ferro Corp.*	69	867
RTI International Metals, Inc.*	30	798
Neenah Paper, Inc.	15	797
LSB Industries, Inc.*	19	792
Century Aluminum Co.*	49	768
Kraton Performance Polymers, Inc.*	32	716
Haynes International, Inc.	12	679
Taminco Corp.*	29	675
Deltic Timber Corp.	11	665
Koppers Holdings, Inc.	17	650
Materion Corp.	17	629
Schnitzer Steel Industries,
Inc. — Class A	22	574
Rentech, Inc.*	219	567
Myers Industries, Inc.	27	542
Tredegar Corp.	22	515
Molycorp, Inc.*	175	450
Wausau Paper Corp.	41	444
Advanced Emissions Solutions, Inc.*	18	413
OMNOVA Solutions, Inc.*	44	400
Zep, Inc.	22	389
Allied Nevada Gold Corp.*	100	376
American Vanguard Corp.	28	370
Senomyx, Inc.*	40	346
Walter Energy, Inc.	63	343
FutureFuel Corp.	20	332
Landec Corp.*	26	325
Kronos Worldwide, Inc.	20	313
Hawkins, Inc.	7	260
US Concrete, Inc.*	10	248
Trecora Resources*	19	225
Chase Corp.	6	205
AM Castle & Co.*	18	199
Marrone Bio Innovations, Inc.*	16	186
Gold Resource Corp.	35	177
Olympic Steel, Inc.	7	173
Noranda Aluminum Holding Corp.	42	148
UFP Technologies, Inc.*	6	145
AEP Industries, Inc.*	4	139
Ampco-Pittsburgh Corp.	6	138
Handy & Harman Ltd.*	5	134
United States Lime & Minerals, Inc.	2	130
Universal Stainless & Alloy Products, Inc.*	3	97
KMG Chemicals, Inc.	5	90
Total Materials		85,514
UTILITIES - 1.6%
Cleco Corp.	58	3,420
Dynegy, Inc.*	97	3,375
Piedmont Natural Gas Company, Inc.	75	2,805
IDACORP, Inc.	48	2,777
Portland General Electric Co.	75	2,600
Black Hills Corp.	41	2,517
UNS Energy Corp.	40	2,416
New Jersey Resources Corp.	41	2,343
Southwest Gas Corp.	44	2,323
PNM Resources, Inc.	77	2,258
WGL Holdings, Inc.	50	2,155
ALLETE, Inc.	41	2,105
UIL Holdings Corp.	54	2,090
NorthWestern Corp.	38	1,983
Avista Corp.	58	1,944
South Jersey Industries, Inc.	32	1,933
ONE Gas, Inc.	46	1,737
El Paso Electric Co.	39	1,568
Laclede Group, Inc.	32	1,554
MGE Energy, Inc.	33	1,304
American States Water Co.	37	1,229
Northwest Natural Gas Co.	26	1,226
Pattern Energy Group, Inc.	36	1,192
California Water Service Group	46	1,113
Empire District Electric Co.	42	1,079
Otter Tail Corp.	35	1,060
NRG Yield, Inc. — Class A	19	989
Chesapeake Utilities Corp.	8	571
Ormat Technologies, Inc.	17	490
Atlantic Power Corp.	116	476
Unitil Corp.	13	440
SJW Corp.	15	408
Middlesex Water Co.	15	318
York Water Co.	12	250
Connecticut Water Service, Inc.	7	237
Artesian Resources Corp. — Class A	4	90
Total Utilities		56,375

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

CONSUMER STAPLES - 1.4%
Darling Ingredients, Inc.*	158	$3,302
United Natural Foods, Inc.*	48	3,125
TreeHouse Foods, Inc.*	35	2,802
Casey’s General Stores, Inc.	37	2,601
Post Holdings, Inc.*	42	2,138
Sanderson Farms, Inc.	20	1,944
Lancaster Colony Corp.	18	1,713
B&G Foods, Inc. — Class A	52	1,700
SUPERVALU, Inc.*	195	1,603
PriceSmart, Inc.	18	1,567
Dean Foods Co.	86	1,513
Susser Holdings Corp.*	18	1,453
Andersons, Inc.	26	1,341
Fresh Market, Inc.*	40	1,339
J&J Snack Foods Corp.	14	1,318
Vector Group Ltd.	61	1,261
Snyder’s-Lance, Inc.	46	1,217
Universal Corp.	21	1,162
Boston Beer Company, Inc. — Class A*	5	1,117
Cal-Maine Foods, Inc.	15	1,115
Fresh Del Monte Produce, Inc.	35	1,073
WD-40 Co.	14	1,053
Harbinger Group, Inc.*	81	1,029
Boulder Brands, Inc.*	59	837
SpartanNash Co.	33	693
Annie’s, Inc.*	20	676
Diamond Foods, Inc.*	21	592
Elizabeth Arden, Inc.*	25	535
Tootsie Roll Industries, Inc.	18	530
Chiquita Brands International, Inc.*	45	488
Inter Parfums, Inc.	16	473
USANA Health Sciences, Inc.*	6	469
Weis Markets, Inc.	10	457
Calavo Growers, Inc.	13	440
Medifast, Inc.*	13	395
Central Garden and Pet Co. — Class A*	42	386
Pantry, Inc.*	23	373
Revlon, Inc. — Class A*	11	336
Ingles Markets, Inc. — Class A	12	316
Coca-Cola Bottling Company Consolidated	4	295
Chefs’ Warehouse, Inc.*	13	257
Omega Protein Corp.*	17	233
Alliance One International, Inc.*	85	213
National Beverage Corp.*	11	208
Roundy’s, Inc.	37	204
Natural Grocers by Vitamin Cottage, Inc.*	9	193
Nature’s Sunshine Products, Inc.	10	170
Inventure Foods, Inc.*	15	169
Orchids Paper Products Co.	5	160
IGI Laboratories, Inc.*	30	159
Limoneira Co.	7	154
Seneca Foods Corp. — Class A*	5	153
Oil-Dri Corporation of America	5	153
Farmer Bros Co.*	7	151
Nutraceutical International Corp.*	6	143
John B Sanfilippo & Son, Inc.	5	132
22nd Century Group, Inc.*	40	123
Female Health Co.	21	116
Synutra International, Inc.*	17	114
Liberator Medical Holdings, Inc.	30	113
Alico, Inc.	3	112
Fairway Group Holdings Corp.*	16	106
Craft Brew Alliance, Inc.*	9	100
Lifeway Foods, Inc.*	5	70
Village Super Market, Inc. — Class A	2	47
Total Consumer Staples		50,530
TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings, Inc.	45	1,555
Globalstar, Inc.*	265	1,126
Consolidated Communications Holdings, Inc.	39	867
Cincinnati Bell, Inc.*	201	790
Shenandoah Telecommunications Co.	23	701
8x8, Inc.*	85	687
Iridium Communications, Inc.*	78	660
Vonage Holdings Corp.*	173	649
Premiere Global Services, Inc.*	46	614
Intelsat S.A.*	30	565
inContact, Inc.*	56	515
Inteliquent, Inc.	30	416
Atlantic Tele-Network, Inc.	7	406
RingCentral, Inc. — Class A*	26	393
General Communication, Inc. — Class A*	35	388
USA Mobility, Inc.	21	323
ORBCOMM, Inc.*	43	283
IDT Corp. — Class B	16	279
Cbeyond, Inc.*	27	269
Hawaiian Telcom Holdco, Inc.*	9	257
magicJack VocalTec Ltd.*	17	257
FairPoint Communications, Inc.*	17	237
Lumos Networks Corp.	16	232
Enventis Corp.	13	206
NTELOS Holdings Corp.	15	187
Boingo Wireless, Inc.*	19	130
Total Telecommunication Services		12,992
Total Common Stocks
(Cost $1,037,114)		1,671,269
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	4	12
Magnum Hunter Resources Corp.
$8.50, 04/15/16	25	—
Total Warrants
(Cost $19)		12
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	78	197
Cubist Pharmaceuticals, Inc.
Expires 12/31/16†	72	8

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Omthera Pharmaceuticals, Inc.
Expires 12/31/20	10	$6
Total Rights
(Cost $167)		211
MUTUAL FUNDS†,4 - 16.7%
Guggenheim Strategy Fund I	24,068	600,485
Total Mutual Funds
(Cost $600,806)		600,485

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 30.0%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$439,075	439,075
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	166,372	166,372
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	159,250	159,250
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	157,615	157,615
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	157,615	157,615
Total Repurchase Agreements
(Cost $1,079,927)		1,079,927
Total Investments - 93.1%
(Cost $2,718,033)		$3,351,904
Other Assets & Liabilities, net - 6.9%		250,007
Total Net Assets - 100.0%		$3,601,911

		Unrealized
	Shares	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $2,494,380)	21	$20,289

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
July 2014 Russell 2000 Index Swap,
Terminating 07/29/14[3]
(Notional Value $1,911,385)	1,602	$14,662
Barclays Bank plc
July 2014 Russell 2000 Index Swap,
Terminating 07/31/14[3]
(Notional Value $657,914)	552	6,808
Goldman Sachs International
July 2014 Russell 2000 Index Swap,
Terminating 07/28/14[3]
(Notional Value $463,969)	389	4,795
(Total Notional Value $3,033,268)		$26,265

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.

plc — Public Limited Company

REIT — Real Estate Investment Trust

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Investments, at value
(cost $1,638,106)	$2,271,977
Repurchase agreements, at value
(cost $1,079,927)	1,079,927
Total investments
(cost $2,718,033)	3,351,904
Foreign currency, at value
(cost $3)	3
Segregated cash with broker	107,100
Unrealized appreciation on swap agreements	26,265
Cash	19
Receivables:
Fund shares sold	160,457
Variation margin	12,180
Dividends	2,097
Total assets	3,660,025
Liabilities:
Payable for:
Fund shares redeemed	48,872
Management fees	2,353
Transfer agent and administrative fees	654
Investor service fees	654
Portfolio accounting fees	261
Miscellaneous	5,320
Total liabilities	58,114
Net assets	$3,601,911
Net assets consist of:
Paid in capital	$1,883,472
Accumulated net investment loss	(17,513)
Accumulated net realized gain on investments	1,055,527
Net unrealized appreciation on investments	680,425
Net assets	$3,601,911
Capital shares outstanding	13,184
Net asset value per share	$273.20

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $8)	$13,023
Interest	32
Income from securities lending, net	8
Total investment income	13,063

Expenses:
Management fees	15,246
Transfer agent and administrative fees	4,235
Investor service fees	4,235
Portfolio accounting fees	1,694
Professional fees	3,170
Custodian fees	198
Trustees’ fees*	195
Line of credit interest expense	150
Miscellaneous	874
Total expenses	29,997
Net investment loss	(16,934)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	519,684
Swap agreements	(66,371)
Futures contracts	19,599
Net realized gain	472,912
Net change in unrealized appreciation (depreciation) on:
Investments	(484,006)
Swap agreements	19,057
Futures contracts	16,831
Net change in unrealized appreciation (depreciation)	(448,118)
Net realized and unrealized gain	24,794
Net increase in net assets resulting from operations	$7,860

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(16,934)	$(37,760)
Net realized gain on investments	472,912	1,842,349
Net change in unrealized appreciation (depreciation) on investments	(448,118)	476,520
Net increase in net assets resulting from operations	7,860	2,281,109

Capital share transactions:
Proceeds from sale of shares	11,765,697	19,955,763
Cost of shares redeemed	(13,368,081)	(20,195,945)
Net decrease from capital share transactions	(1,602,384)	(240,182)
Net increase (decrease) in net assets	(1,594,524)	2,040,927

Net assets:
Beginning of period	5,196,435	3,155,508
End of period	$3,601,911	$5,196,435
Accumulated net investment loss at end of period	$(17,513)	$(579)

Capital share activity:
Shares sold	46,277	104,190
Shares redeemed	(52,868)	(106,715)
Net decrease in shares	(6,591)	(2,525)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$262.78	$141.50	$109.53	$148.42	$100.07	$73.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.27)	(1.63)	(.96)	(2.04)	(1.25)	(.67)
Net gain (loss) on investments (realized and unrealized)	11.69	122.91	32.93	(26.77)	49.60	27.08
Total from investment operations	10.42	121.28	31.97	(28.81)	48.35	26.41
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	—	—	(10.08)	—	—
Total distributions	—	—	—	(10.08)	—	(.01)
Net asset value, end of period	$273.20	$262.78	$141.50	$109.53	$148.42	$100.07

Total Return[c]	3.97%	85.72%	29.19%	(19.38%)	48.30%	35.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,602	$5,196	$3,156	$6,578	$5,074	$3,651
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(0.86%)	(0.76%)	(1.50%)	(1.11%)	(0.97%)
Total expenses[d]	1.77%	1.75%	1.77%	1.82%	1.74%	1.75%
Portfolio turnover rate	33%	80%	325%	15%	100%	493%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

d Does not include expenses of the underlying funds in which the Fund invests.

[e]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2014

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Prosperity Bancshares, Inc.	0.1%
InterMune, Inc.	0.1%
Aspen Technology, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%
WEX, Inc.	0.1%
Tenneco, Inc.	0.1%
Investors Bancorp, Inc.	0.1%
PolyOne Corp.	0.1%
Brunswick Corp.	0.1%
Kodiak Oil & Gas Corp.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 49.9%

FINANCIALS - 11.4%
Prosperity Bancshares, Inc.	251	$15,712
Investors Bancorp, Inc.	1,271	14,044
CNO Financial Group, Inc.	770	13,706
Highwoods Properties, Inc.	319	13,383
RLJ Lodging Trust	463	13,375
LaSalle Hotel Properties	368	12,986
FirstMerit Corp.	585	11,553
MGIC Investment Corp.*	1,197	11,059
Stifel Financial Corp.*	231	10,937
Umpqua Holdings Corp.	589	10,554
Portfolio Recovery Associates, Inc.*	177	10,536
First American Financial Corp.	378	10,505
EPR Properties	186	10,392
Hancock Holding Co.	291	10,277
Strategic Hotels & Resorts, Inc.*	871	10,199
Webster Financial Corp.	319	10,060
Radian Group, Inc.	675	9,997
Sunstone Hotel Investors, Inc.	648	9,675
DCT Industrial Trust, Inc.	1,168	9,588
Bank of the Ozarks, Inc.	282	9,433
CubeSmart	510	9,343
Primerica, Inc.	193	9,235
Sovran Self Storage, Inc.	117	9,038
DiamondRock Hospitality Co.	692	8,871
Cousins Properties, Inc.	702	8,741
Healthcare Realty Trust, Inc.	340	8,643
BancorpSouth, Inc.	340	8,354
Pebblebrook Hotel Trust	225	8,316
UMB Financial Corp.	130	8,241
Texas Capital Bancshares, Inc.*	152	8,200
Financial Engines, Inc.	179	8,106
Washington Federal, Inc.	361	8,097
Medical Properties Trust, Inc.	610	8,076
Lexington Realty Trust	727	8,005
United Bankshares, Inc.	241	7,792
Wintrust Financial Corp.	168	7,728
IBERIABANK Corp.	110	7,611
Colony Financial, Inc.	327	7,592
FNB Corp.	592	7,589
Invesco Mortgage Capital, Inc.	435	7,551
Glacier Bancorp, Inc.	263	7,464
PrivateBancorp, Inc. — Class A	256	7,439
Ryman Hospitality Properties, Inc.	154	7,415
First Citizens BancShares, Inc. — Class A	30	7,350
First Industrial Realty Trust, Inc.	389	7,329
Alexander & Baldwin, Inc.	176	7,295
Altisource Asset Management Corp.*	10	7,231
Sun Communities, Inc.	145	7,228
MarketAxess Holdings, Inc.	133	7,190
Cathay General Bancorp	281	7,182
National Health Investors, Inc.	114	7,132
EastGroup Properties, Inc.	111	7,130
First Financial Bankshares, Inc.	226	7,090
Valley National Bancorp	707	7,006
Susquehanna Bancshares, Inc.	663	7,001
RLI Corp.	152	6,959
Kennedy-Wilson Holdings, Inc.	257	6,893
New York REIT, Inc.	620	6,857
Mack-Cali Realty Corp.	318	6,831
Hatteras Financial Corp.	342	6,775
Chambers Street Properties	838	6,738
Evercore Partners, Inc. — Class A	116	6,685
Janus Capital Group, Inc.	529	6,602
American Equity Investment Life Holding Co.	267	6,568
American Realty Capital Healthcare Trust, Inc.	602	6,556
EverBank Financial Corp.	318	6,411
Western Alliance Bancorporation*	267	6,355
New Residential Investment Corp.	997	6,281
Home BancShares, Inc.	189	6,203
Platinum Underwriters Holdings Ltd.	95	6,161
Capitol Federal Financial, Inc.	506	6,153
Washington Real Estate Investment Trust	236	6,131
DuPont Fabros Technology, Inc.	225	6,066
Symetra Financial Corp.	266	6,049
CVB Financial Corp.	376	6,027
Kemper Corp.	163	6,008
Potlatch Corp.	144	5,962
Trustmark Corp.	238	5,876
First Cash Financial Services, Inc.*	102	5,873
PS Business Parks, Inc.	69	5,761
Altisource Portfolio Solutions S.A.*	50	5,729
Home Loan Servicing Solutions Ltd.	251	5,705
Redwood Trust, Inc.	293	5,705
Acadia Realty Trust	202	5,675
St. Joe Co.*	223	5,671
PennyMac Mortgage Investment Trust	258	5,661
Glimcher Realty Trust	513	5,556
ARMOUR Residential REIT, Inc.	1,263	5,469
Chesapeake Lodging Trust	177	5,351
Empire State Realty Trust, Inc. — Class A	324	5,346
Old National Bancorp	374	5,341
MB Financial, Inc.	195	5,275
Altisource Residential Corp.	202	5,258
Community Bank System, Inc.	144	5,213
International Bancshares Corp.	192	5,184
Parkway Properties, Inc.	251	5,183
CYS Investments, Inc.	573	5,168
South State Corp.	84	5,124
Equity One, Inc.	217	5,119
Hilltop Holdings, Inc.*	240	5,102
Virtus Investment Partners, Inc.*	24	5,082
Hudson Pacific Properties, Inc.	197	4,992
Pinnacle Financial Partners, Inc.	126	4,974
Greenhill & Company, Inc.	100	4,924
Selective Insurance Group, Inc.	199	4,919
Government Properties Income Trust	193	4,900
Columbia Banking System, Inc.	185	4,867
Westamerica Bancorporation	93	4,862
LTC Properties, Inc.	123	4,802
Sabra Health Care REIT, Inc.	167	4,795
Hersha Hospitality Trust — Class A	709	4,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Argo Group International Holdings Ltd.	93	$4,753
WisdomTree Investments, Inc.*	378	4,672
PHH Corp.*	203	4,665
FelCor Lodging Trust, Inc.	439	4,614
BGC Partners, Inc. — Class A	620	4,613
Pennsylvania Real Estate Investment Trust	243	4,573
Northwest Bancshares, Inc.	335	4,546
First Midwest Bancorp, Inc.	266	4,530
American Assets Trust, Inc.	131	4,526
Enstar Group Ltd.*	30	4,522
Horace Mann Educators Corp.	144	4,503
iStar Financial, Inc.*	300	4,494
BBCN Bancorp, Inc.	281	4,482
Capstead Mortgage Corp.	339	4,458
AmTrust Financial Services, Inc.	106	4,432
STAG Industrial, Inc.	184	4,418
Montpelier Re Holdings Ltd.	138	4,409
National Penn Bancshares, Inc.	416	4,401
Cash America International, Inc.	99	4,399
Education Realty Trust, Inc.	407	4,371
Ambac Financial Group, Inc.*	159	4,342
HFF, Inc. — Class A	116	4,314
Union Bankshares Corp.	163	4,181
Encore Capital Group, Inc.*	91	4,133
Retail Opportunity Investments Corp.	262	4,121
Astoria Financial Corp.	306	4,116
Franklin Street Properties Corp.	318	4,000
Ramco-Gershenson Properties Trust	239	3,972
Walter Investment Management Corp.*	133	3,961
Select Income REIT	132	3,912
BofI Holding, Inc.*	53	3,894
Boston Private Financial Holdings, Inc.	283	3,804
ViewPoint Financial Group, Inc.	141	3,794
NBT Bancorp, Inc.	154	3,699
Provident Financial Services, Inc.	213	3,689
Associated Estates Realty Corp.	204	3,676
Starwood Waypoint Residential Trust*	140	3,669
American Capital Mortgage Investment Corp.	181	3,624
Sterling Bancorp	296	3,552
First Financial Bancorp	204	3,511
Investors Real Estate Trust	377	3,472
RPX Corp.*	192	3,408
Park National Corp.	44	3,397
Greenlight Capital Re Ltd. — Class A*	100	3,294
Inland Real Estate Corp.	309	3,285
Renasant Corp.	111	3,227
Independent Bank Corp.	84	3,224
Summit Hotel Properties, Inc.	299	3,169
Banco Latinoamericano de
Comercio Exterior S.A. — Class E	105	3,116
Credit Acceptance Corp.*	25	3,078
Nelnet, Inc. — Class A	74	3,066
First Commonwealth Financial Corp.	332	3,061
ICG Group, Inc.*	145	3,028
Third Point Reinsurance Ltd.*	198	3,021
Piper Jaffray Cos.*	58	3,003
Chemical Financial Corp.	106	2,976
OFG Bancorp	159	2,927
United Community Banks, Inc.	178	2,914
National Bank Holdings Corp. — Class A	145	2,891
WesBanco, Inc.	93	2,887
Essent Group Ltd.*	143	2,873
Kite Realty Group Trust	465	2,855
Cohen & Steers, Inc.	65	2,820
Ashford Hospitality Trust, Inc.	244	2,816
Infinity Property & Casualty Corp.	41	2,756
First Potomac Realty Trust	208	2,729
Banner Corp.	68	2,695
Apollo Commercial Real Estate Finance, Inc.	163	2,688
First Merchants Corp.	127	2,685
AMERISAFE, Inc.	66	2,684
S&T Bancorp, Inc.	105	2,609
Eagle Bancorp, Inc.*	77	2,599
Alexander’s, Inc.	7	2,586
Resource Capital Corp.	457	2,573
Tompkins Financial Corp.	53	2,554
Wilshire Bancorp, Inc.	248	2,547
City Holding Co.	56	2,527
Gramercy Property Trust, Inc.	417	2,523
United Financial Bancorp, Inc.	186	2,520
New York Mortgage Trust, Inc.	321	2,507
eHealth, Inc.*	66	2,506
Oritani Financial Corp.	162	2,493
Navigators Group, Inc.*	37	2,481
Northfield Bancorp, Inc.	189	2,478
CoreSite Realty Corp.	73	2,414
RAIT Financial Trust	291	2,407
FXCM, Inc. — Class A	160	2,394
Safety Insurance Group, Inc.	46	2,363
Stewart Information Services Corp.	76	2,357
Employers Holdings, Inc.	111	2,351
Forestar Group, Inc.*	123	2,348
Brookline Bancorp, Inc.	250	2,343
Hanmi Financial Corp.	111	2,340
Anworth Mortgage Asset Corp.	452	2,332
Silver Bay Realty Trust Corp.	141	2,301
Simmons First National Corp. — Class A	58	2,285
Excel Trust, Inc.	171	2,279
National General Holdings Corp.	130	2,262
Terreno Realty Corp.	117	2,262
Springleaf Holdings, Inc.*	87	2,258
TrustCo Bank Corp. NY	335	2,238
KCG Holdings, Inc. — Class A*	187	2,222
Sandy Spring Bancorp, Inc.	89	2,217
Lakeland Financial Corp.	58	2,213
WSFS Financial Corp.	30	2,210
Flushing Financial Corp.	107	2,199
American Residential Properties, Inc.*	117	2,194
Rouse Properties, Inc.	127	2,173
Green Dot Corp. — Class A*	113	2,145
Investment Technology Group, Inc.*	127	2,144
Maiden Holdings Ltd.	177	2,140
World Acceptance Corp.*	28	2,127
EZCORP, Inc. — Class A*	182	2,102

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Cardinal Financial Corp.	113	$2,086
Western Asset Mortgage Capital Corp.	147	2,083
United Fire Group, Inc.	71	2,082
Berkshire Hills Bancorp, Inc.	88	2,043
Chatham Lodging Trust	93	2,037
Capital Bank Financial Corp. — Class A*	86	2,030
First BanCorp*	368	2,002
National Western Life Insurance Co. — Class A	8	1,995
Monmouth Real Estate Investment Corp. —
Class A	198	1,988
Campus Crest Communities, Inc.	229	1,983
Aviv REIT, Inc.	70	1,972
Winthrop Realty Trust	128	1,965
Southside Bancshares, Inc.	67	1,940
Ameris Bancorp	89	1,919
Washington Trust Bancorp, Inc.	52	1,912
State Bank Financial Corp.	113	1,911
PICO Holdings, Inc.*	80	1,901
AG Mortgage Investment Trust, Inc.	100	1,893
NMI Holdings, Inc. — Class A*	180	1,890
Apollo Residential Mortgage, Inc.	113	1,889
Community Trust Bancorp, Inc.	55	1,882
Customers Bancorp, Inc.*	94	1,881
Universal Health Realty Income Trust	43	1,870
Arlington Asset Investment Corp. — Class A	68	1,858
Dime Community Bancshares, Inc.	116	1,832
GAMCO Investors, Inc. — Class A	22	1,827
Urstadt Biddle Properties, Inc. — Class A	87	1,817
First NBC Bank Holding Co.*	54	1,810
Independent Bank Group, Inc.	32	1,781
Cedar Realty Trust, Inc.	280	1,750
First Interstate BancSystem, Inc. — Class A	64	1,740
Cowen Group, Inc. — Class A*	408	1,722
Getty Realty Corp.	90	1,717
TowneBank	109	1,712
Dynex Capital, Inc.	193	1,708
Physicians Realty Trust	118	1,698
CyrusOne, Inc.	68	1,693
Heritage Financial Corp.	105	1,689
Saul Centers, Inc.	34	1,652
1st Source Corp.	53	1,623
Agree Realty Corp.	53	1,602
Westwood Holdings Group, Inc.	26	1,561
Stock Yards Bancorp, Inc.	52	1,555
BancFirst Corp.	25	1,548
Tejon Ranch Co.*	48	1,545
Peoples Financial Services Corp.	30	1,542
FBL Financial Group, Inc. — Class A	33	1,518
Safeguard Scientifics, Inc.*	73	1,518
Ashford Hospitality Prime, Inc.	88	1,510
Rexford Industrial Realty, Inc.	105	1,495
First Busey Corp.	256	1,487
Centerstate Banks, Inc.	131	1,467
Lakeland Bancorp, Inc.	134	1,450
Beneficial Mutual Bancorp, Inc.*	104	1,410
CareTrust REIT, Inc.*	71	1,406
Universal Insurance Holdings, Inc.	108	1,401
Bancorp, Inc.*	117	1,393
Waterstone Financial, Inc.	122	1,392
CoBiz Financial, Inc.	127	1,368
Heartland Financial USA, Inc.	55	1,360
Taylor Capital Group, Inc.*	62	1,326
First Financial Corp.	41	1,320
Bryn Mawr Bank Corp.	45	1,310
HCI Group, Inc.	32	1,299
NewStar Financial, Inc.*	92	1,294
First Bancorp	70	1,285
Mercantile Bank Corp.	56	1,281
AmREIT, Inc. — Class B	70	1,281
Ares Commercial Real Estate Corp.	103	1,278
Diamond Hill Investment Group, Inc.	10	1,277
German American Bancorp, Inc.	47	1,273
Trico Bancshares	55	1,273
Meadowbrook Insurance Group, Inc.	177	1,273
State Auto Financial Corp.	54	1,265
Flagstar Bancorp, Inc.*	69	1,249
Enterprise Financial Services Corp.	69	1,246
OneBeacon Insurance Group Ltd. — Class A	80	1,243
MainSource Financial Group, Inc.	72	1,242
Central Pacific Financial Corp.	61	1,211
QTS Realty Trust, Inc. — Class A	42	1,202
Great Southern Bancorp, Inc.	37	1,186
Univest Corporation of Pennsylvania	57	1,180
Banc of California, Inc.	108	1,177
Southwest Bancorp, Inc.	69	1,177
HomeTrust Bancshares, Inc.*	74	1,167
Clifton Bancorp, Inc.	92	1,166
Whitestone REIT — Class B	78	1,163
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	81	1,162
BNC Bancorp	68	1,161
Federal Agricultural Mortgage Corp. — Class C	37	1,150
Financial Institutions, Inc.	49	1,148
Citizens, Inc.*	155	1,147
RE/MAX Holdings, Inc. — Class A	8	1,124
Ladenburg Thalmann Financial Services, Inc.*	353	1,112
Metro Bancorp, Inc.*	48	1,110
First of Long Island Corp.	28	1,094
Tristate Capital Holdings, Inc.*	75	1,060
Park Sterling Corp.	158	1,041
United Insurance Holdings Corp.	60	1,036
Peoples Bancorp, Inc.	39	1,032
Independent Bank Corp.	80	1,030
OmniAmerican Bancorp, Inc.	41	1,025
Federated National Holding Co.	40	1,020
International. FCStone, Inc.*	51	1,016
Moelis & Co.*	30	1,008
Camden National Corp.	26	1,008
Crawford & Co. — Class B	98	988
Walker & Dunlop, Inc.*	70	988
Arrow Financial Corp.	38	986
Bridge Bancorp, Inc.	41	984
NewBridge Bancorp*	122	983
First Defiance Financial Corp.	34	976

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Preferred Bank/Los Angeles CA*	41	$969
Phoenix Companies, Inc.*	20	968
Stonegate Bank	38	958
Fidelity & Guaranty Life	40	958
Bank of Marin Bancorp	21	957
Bank Mutual Corp.	165	957
HomeStreet, Inc.	52	955
Gladstone Commercial Corp.	53	947
Ladder Capital Corp. — Class A*	52	940
Hudson Valley Holding Corp.	52	939
Yadkin Financial Corp.*	49	923
First Connecticut Bancorp, Inc.	57	915
Suffolk Bancorp*	41	915
GFI Group, Inc.	274	910
1st United Bancorp, Inc.	104	896
Charter Financial Corp.	80	888
Meta Financial Group, Inc.	22	880
One Liberty Properties, Inc.	41	875
Pacific Continental Corp.	63	865
Oppenheimer Holdings, Inc. — Class A	36	864
CorEnergy Infrastructure Trust, Inc.	116	860
Citizens & Northern Corp.	44	858
CNB Financial Corp.	51	857
Baldwin & Lyons, Inc. — Class B	33	856
Talmer Bancorp, Inc. — Class A*	62	855
Peapack Gladstone Financial Corp.	40	848
Bridge Capital Holdings*	35	847
FBR & Co.*	31	841
First Community Bancshares, Inc.	58	831
Republic Bancorp, Inc. — Class A	35	830
West Bancorporation, Inc.	54	822
Fidelity Southern Corp.	63	818
Manning & Napier, Inc. — Class A	47	811
Center Bancorp, Inc.*	42	808
Calamos Asset Management, Inc. — Class A	60	803
Pacific Premier Bancorp, Inc.*	57	803
Penns Woods Bancorp, Inc.	17	801
Seacoast Banking Corporation of Florida*	73	794
OceanFirst Financial Corp.	47	778
National Bankshares, Inc.	25	772
Bank of Kentucky Financial Corp.	22	765
Owens Realty Mortgage, Inc.	39	759
SWS Group, Inc.*	104	757
Kearny Financial Corp.*	50	757
Global Indemnity plc — Class A*	29	754
Meridian Interstate Bancorp, Inc.*	29	745
United Community Financial Corp.*	179	739
Franklin Financial Corp.*	34	738
BankFinancial Corp.	66	737
AV Homes, Inc.*	45	736
Fox Chase Bancorp, Inc.	43	725
Guaranty Bancorp	52	723
UMH Properties, Inc.	72	722
Horizon Bancorp	33	721
PennyMac Financial Services, Inc. — Class A*	47	714
National Interstate Corp.	25	701
Stonegate Mortgage Corp.*	50	698
Marcus & Millichap, Inc.*	27	689
Consolidated-Tomoka Land Co.	15	689
Sierra Bancorp	43	679
Ames National Corp.	29	671
Tree.com, Inc.*	23	670
Gain Capital Holdings, Inc.	85	669
Armada Hoffler Properties, Inc.	68	658
CU Bancorp*	34	648
Territorial Bancorp, Inc.	31	647
Northrim BanCorp, Inc.	24	614
American National Bankshares, Inc.	28	608
Atlas Financial Holdings, Inc.*	40	606
Sun Bancorp, Inc.*	150	602
MidWestOne Financial Group, Inc.	25	600
First Bancorp, Inc.	34	594
Kansas City Life Insurance Co.	13	591
Heritage Commerce Corp.	72	588
CatchMark Timber Trust, Inc. — Class A	43	588
Heritage Oaks Bancorp*	77	588
ESB Financial Corp.	45	582
Opus Bank*	20	581
MidSouth Bancorp, Inc.	29	577
Merchants Bancshares, Inc.	18	576
Cascade Bancorp*	110	573
First Financial Northwest, Inc.	52	565
Capital City Bank Group, Inc.	38	552
Old Line Bancshares, Inc.	35	552
ConnectOne Bancorp, Inc.*	11	549
Marlin Business Services Corp.	30	546
Consumer Portfolio Services, Inc.*	71	541
BBX Capital Corp. — Class A*	30	540
Hallmark Financial Services, Inc.*	50	538
Enterprise Bancorp, Inc.	26	536
Nicholas Financial, Inc.	37	531
Republic First Bancorp, Inc.*	105	529
Regional Management Corp.*	34	526
EMC Insurance Group, Inc.	17	523
VantageSouth Bancshares, Inc.*	80	476
JGWPT Holdings, Inc. — Class A*	42	473
Trade Street Residential, Inc.	63	472
Macatawa Bank Corp.	93	472
First Business Financial Services, Inc.	10	470
Pzena Investment Management, Inc. — Class A	39	435
Resource America, Inc. — Class A	46	430
Donegal Group, Inc. — Class A	28	428
Century Bancorp, Inc. — Class A	12	424
Independence Holding Co.	27	382
Square 1 Financial, Inc. — Class A*	20	380
CommunityOne Bancorp*	39	378
Silvercrest Asset Management Group, Inc. — Class A	20	344
RCS Capital Corp. — Class A	16	340
Heritage Insurance Holdings, Inc.*	20	304
NASB Financial, Inc.	12	284
Palmetto Bancshares, Inc.*	16	230
Tiptree Financial, Inc.	24	209
Hampton Roads Bankshares, Inc.*	120	208
CIFC Corp.	21	189
Total Financials		1,422,636

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

INFORMATION TECHNOLOGY - 8.9%
Aspen Technology, Inc.*	326	$15,125
WEX, Inc.*	137	14,381
Ultimate Software Group, Inc.*	98	13,540
FEI Co.	149	13,519
Belden, Inc.	154	12,036
Cognex Corp.*	307	11,789
Synaptics, Inc.*	125	11,329
SS&C Technologies Holdings, Inc.*	240	10,612
Tyler Technologies, Inc.*	115	10,489
MAXIMUS, Inc.	239	10,283
Guidewire Software, Inc.*	245	9,962
RF Micro Devices, Inc.*	1,012	9,704
TriQuint Semiconductor, Inc.*	608	9,611
Anixter International, Inc.	96	9,607
Verint Systems, Inc.*	191	9,369
Cavium, Inc.*	186	9,236
Manhattan Associates, Inc.*	268	9,227
Microsemi Corp.*	336	8,991
GT Advanced Technologies, Inc.*	482	8,965
Hittite Microwave Corp.	111	8,652
Euronet Worldwide, Inc.*	179	8,635
OpenTable, Inc.*	83	8,598
j2 Global, Inc.	168	8,544
Cornerstone OnDemand, Inc.*	185	8,514
Dealertrack Technologies, Inc.*	185	8,388
ViaSat, Inc.*	144	8,346
CommVault Systems, Inc.*	167	8,212
Ciena Corp.*	371	8,036
Compuware Corp.	782	7,812
Silicon Laboratories, Inc.*	157	7,732
Take-Two Interactive Software, Inc.*	347	7,717
Fair Isaac Corp.	121	7,715
Convergys Corp.	359	7,697
ACI Worldwide, Inc.*	134	7,481
Electronics for Imaging, Inc.*	165	7,458
Mentor Graphics Corp.	342	7,377
SYNNEX Corp.*	101	7,358
Demandware, Inc.*	106	7,353
Integrated Device Technology, Inc.*	472	7,297
Littelfuse, Inc.	78	7,250
Plantronics, Inc.	150	7,208
Qlik Technologies, Inc.*	317	7,171
International Rectifier Corp.*	251	7,003
Fairchild Semiconductor International, Inc. — Class A*	443	6,911
InterDigital, Inc.	143	6,835
Intersil Corp. — Class A	455	6,802
Entegris, Inc.*	492	6,763
Finisar Corp.*	342	6,755
Sanmina Corp.*	291	6,629
WebMD Health Corp. — Class A*	137	6,617
Aruba Networks, Inc.*	377	6,605
Sapient Corp.*	404	6,566
Science Applications International Corp.	145	6,403
Semtech Corp.*	238	6,224
Power Integrations, Inc.	106	6,099
Polycom, Inc.*	486	6,090
Cypress Semiconductor Corp.	558	6,088
Trulia, Inc.*	128	6,065
Conversant, Inc.*	237	6,020
Advent Software, Inc.	183	5,960
MKS Instruments, Inc.	189	5,904
Acxiom Corp.*	271	5,878
Envestnet, Inc.*	120	5,870
CACI International, Inc. — Class A*	83	5,827
Blackbaud, Inc.	163	5,826
Coherent, Inc.*	88	5,823
InvenSense, Inc. — Class A*	255	5,786
Monolithic Power Systems, Inc.	136	5,760
Rambus, Inc.*	402	5,749
NetScout Systems, Inc.*	129	5,720
NeuStar, Inc. — Class A*	217	5,646
EPAM Systems, Inc.*	129	5,644
Itron, Inc.*	139	5,636
EVERTEC, Inc.	230	5,575
Cardtronics, Inc.*	157	5,351
Web.com Group, Inc.*	185	5,341
Blackhawk Network Holdings, Inc.*	186	5,249
TiVo, Inc.*	406	5,241
Heartland Payment Systems, Inc.	127	5,234
Plexus Corp.*	120	5,195
Veeco Instruments, Inc.*	139	5,179
Methode Electronics, Inc.	134	5,120
Proofpoint, Inc.*	135	5,057
Cirrus Logic, Inc.*	219	4,980
Ubiquiti Networks, Inc.*	110	4,971
Benchmark Electronics, Inc.*	191	4,867
Measurement Specialties, Inc.*	56	4,820
Vistaprint N.V.*	118	4,774
OSI Systems, Inc.*	7	4,739
Shutterstock, Inc.*	57	4,730
Syntel, Inc.*	55	4,728
iGATE Corp.*	129	4,694
PMC-Sierra, Inc.*	613	4,665
Universal Display Corp.*	143	4,590
MicroStrategy, Inc. — Class A*	32	4,500
ADTRAN, Inc.	199	4,489
NETGEAR, Inc.*	129	4,485
Unisys Corp.*	181	4,478
Insight Enterprises, Inc.*	145	4,457
Spansion, Inc. — Class A*	209	4,404
Progress Software Corp.*	182	4,375
comScore, Inc.*	123	4,364
Synchronoss Technologies, Inc.*	124	4,335
FleetMatics Group plc*	134	4,334
OmniVision Technologies, Inc.*	197	4,330
Fusion-io, Inc.*	381	4,305
Rogers Corp.*	64	4,246
Tessera Technologies, Inc.	189	4,173
Bottomline Technologies de, Inc.*	139	4,159
Bankrate, Inc.*	235	4,122
RealPage, Inc.*	182	4,091
LogMeIn, Inc.*	86	4,009
Infinera Corp.*	433	3,984

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Gogo, Inc.*	201	$3,932
ScanSource, Inc.*	101	3,846
Monotype Imaging Holdings, Inc.	136	3,831
Cabot Microelectronics Corp.*	85	3,795
Cray, Inc.*	142	3,778
Diodes, Inc.*	129	3,736
NIC, Inc.	231	3,661
MTS Systems Corp.	54	3,659
SPS Commerce, Inc.*	57	3,602
Constant Contact, Inc.*	109	3,500
Amkor Technology, Inc.*	307	3,432
Lattice Semiconductor Corp.*	416	3,432
ExlService Holdings, Inc.*	116	3,416
Ambarella, Inc.*	107	3,336
Interactive Intelligence Group, Inc.*	57	3,199
CSG Systems International, Inc.	121	3,159
Virtusa Corp.*	88	3,150
Sonus Networks, Inc.*	866	3,109
QLogic Corp.*	308	3,108
Super Micro Computer, Inc.*	122	3,083
Ellie Mae, Inc.*	99	3,082
Sykes Enterprises, Inc.*	139	3,020
Applied Micro Circuits Corp.*	278	3,005
FARO Technologies, Inc.*	61	2,996
Xoom Corp.*	107	2,821
Blucora, Inc.*	149	2,812
Advanced Energy Industries, Inc.*	144	2,772
Marketo, Inc.*	95	2,763
Ruckus Wireless, Inc.*	231	2,751
CalAmp Corp.*	127	2,751
II-VI, Inc.*	186	2,690
Badger Meter, Inc.	51	2,685
BroadSoft, Inc.*	101	2,665
VirnetX Holding Corp.*,1	150	2,642
Pegasystems, Inc.	125	2,640
Newport Corp.*	141	2,609
Fabrinet*	124	2,554
Brooks Automation, Inc.	236	2,542
AVG Technologies N.V.*	125	2,516
ManTech International Corp. — Class A	85	2,509
Harmonic, Inc.*	335	2,499
Infoblox, Inc.*	190	2,499
Rofin-Sinar Technologies, Inc.*	99	2,380
Perficient, Inc.*	122	2,375
Ixia*	204	2,332
Kofax Ltd.*	262	2,253
PDF Solutions, Inc.*	106	2,249
CTS Corp.	120	2,244
Ultratech, Inc.*	99	2,196
PROS Holdings, Inc.*	83	2,195
Comverse, Inc.*	79	2,108
Monster Worldwide, Inc.*	322	2,106
Park Electrochemical Corp.	74	2,088
Global Cash Access Holdings, Inc.*	233	2,074
Move, Inc.*	140	2,071
Checkpoint Systems, Inc.*	147	2,057
Tangoe, Inc.*	135	2,033
Callidus Software, Inc.*	166	1,982
Comtech Telecommunications Corp.	53	1,978
LivePerson, Inc.*	192	1,949
Imperva, Inc.*	74	1,937
Cass Information Systems, Inc.	39	1,930
Rocket Fuel, Inc.*	61	1,896
Cvent, Inc.*	65	1,891
Photronics, Inc.*	218	1,875
Chegg, Inc.*	263	1,852
ChannelAdvisor Corp.*	69	1,819
Angie’s List, Inc.*	152	1,815
RealD, Inc.*	142	1,812
TeleTech Holdings, Inc.*	62	1,797
Qualys, Inc.*	70	1,797
Micrel, Inc.	158	1,782
Digital River, Inc.*	115	1,774
EnerNOC, Inc.*	92	1,743
Gigamon, Inc.*	89	1,703
SciQuest, Inc.*	96	1,698
Global Eagle Entertainment, Inc.*	136	1,686
Stamps.com, Inc.*	50	1,685
Inphi Corp.*	113	1,659
Exar Corp.*	145	1,639
Endurance International Group Holdings, Inc.*	107	1,636
E2open, Inc.*	79	1,633
FormFactor, Inc.*	196	1,631
Silver Spring Networks, Inc.*	121	1,613
Maxwell Technologies, Inc.*	106	1,604
Emulex Corp.*	281	1,602
Daktronics, Inc.	133	1,585
Glu Mobile, Inc.*	317	1,585
Integrated Silicon Solution, Inc.*	107	1,580
TTM Technologies, Inc.*	190	1,558
Xcerra Corp.*	171	1,556
MoneyGram International, Inc.*	105	1,547
Epiq Systems, Inc.	110	1,546
Ebix, Inc.	108	1,545
Nanometrics, Inc.*	84	1,533
Extreme Networks, Inc.*	341	1,514
Textura Corp.*	63	1,489
Forrester Research, Inc.	39	1,477
ShoreTel, Inc.*	221	1,441
Liquidity Services, Inc.*	91	1,434
ServiceSource International, Inc.*	245	1,421
Bazaarvoice, Inc.*	177	1,397
Silicon Image, Inc.*	277	1,396
Mercury Systems, Inc.*	123	1,395
Marchex, Inc. — Class B	114	1,370
Lionbridge Technologies, Inc.*	230	1,366
GSI Group, Inc.*	107	1,362
Internap Network Services Corp.*	192	1,354
Millennial Media, Inc.*	271	1,352
CIBER, Inc.*	273	1,349
EarthLink Holdings Corp.	362	1,347
ePlus, Inc.*	23	1,339
Black Box Corp.	55	1,289
Jive Software, Inc.*	150	1,277

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

GrubHub, Inc.*	36	$1,275
Immersion Corp.*	100	1,272
Violin Memory, Inc.*	279	1,236
Intralinks Holdings, Inc.*	137	1,218
VASCO Data Security International, Inc.*	104	1,206
Luxoft Holding, Inc.*	33	1,190
Calix, Inc.*	145	1,186
Brightcove, Inc.*	112	1,180
XO Group, Inc.*	95	1,161
Silicon Graphics International Corp.*	120	1,154
Rudolph Technologies, Inc.*	116	1,146
Applied Optoelectronics, Inc.*	48	1,114
DTS, Inc.*	60	1,105
Oplink Communications, Inc.*	65	1,103
CEVA, Inc.*	74	1,093
IXYS Corp.	86	1,060
Marin Software, Inc.*	90	1,059
M/A-COM Technology Solutions Holdings, Inc.*	47	1,057
Wix.com Ltd.*	53	1,052
Entropic Communications, Inc.*	314	1,046
Dice Holdings, Inc.*	137	1,043
MaxLinear, Inc. — Class A*	103	1,037
QuickLogic Corp.*	198	1,024
Dot Hill Systems Corp.*	217	1,020
Electro Rent Corp.	58	970
Rally Software Development Corp.*	88	958
Cohu, Inc.	89	952
Quantum Corp.*	775	946
NVE Corp.*	17	945
PLX Technology, Inc.*	144	932
Seachange International, Inc.*	116	929
Ultra Clean Holdings, Inc.*	102	923
Nimble Storage, Inc.*	30	922
KEMET Corp.*	160	920
Bel Fuse, Inc. — Class B	35	898
Alliance Fiber Optic Products, Inc.	49	887
Vringo, Inc.*	256	876
Computer Task Group, Inc.	53	872
American Software, Inc. — Class A	87	860
Digi International, Inc.*	90	848
Control4 Corp.*	43	841
Mesa Laboratories, Inc.	10	840
Rubicon Technology, Inc.*	90	788
Axcelis Technologies, Inc.*	393	786
Benefitfocus, Inc.*	17	786
Actuate Corp.*	163	778
Barracuda Networks, Inc.*	25	776
Unwired Planet, Inc.*	346	772
Demand Media, Inc.*	159	766
Kopin Corp.*	233	760
Digimarc Corp.	23	750
Carbonite, Inc.*	62	742
Procera Networks, Inc.*	73	737
KVH Industries, Inc.*	56	730
Intevac, Inc.*	90	721
Oclaro, Inc.*	327	719
Rosetta Stone, Inc.*	74	719
Zix Corp.*	210	718
Model N, Inc.*	64	707
Peregrine Semiconductor Corp.*	103	707
Pericom Semiconductor Corp.*	78	705
Agilysys, Inc.*	50	704
Aerofl ex Holding Corp.*	67	704
PC Connection, Inc.	34	703
Zendesk, Inc.*	40	695
Vishay Precision Group, Inc.*	42	691
Cascade Microtech, Inc.*	50	683
Sapiens International Corporation N.V.*	85	680
Alpha & Omega Semiconductor Ltd.*	73	677
Cinedigm Corp. — Class A*	270	672
QuinStreet, Inc.*	122	672
Clearfield, Inc.*	40	672
Limelight Networks, Inc.*	218	667
A10 Networks, Inc.*	50	665
Datalink Corp.*	66	660
PRGX Global, Inc.*	102	652
CUI Global, Inc.*	77	647
DSP Group, Inc.*	76	645
Tessco Technologies, Inc.	20	635
RealNetworks, Inc.*	81	618
Reis, Inc.	29	611
Tremor Video, Inc.*	127	599
Numerex Corp. — Class A*	52	597
Amber Road, Inc.*	36	581
Information Services Group, Inc.*	120	577
Vitesse Semiconductor Corp.*	166	573
OPOWER, Inc.*	30	566
Electro Scientific Industries, Inc.	83	565
Audience, Inc.*	47	562
GTT Communications, Inc.*	55	562
TeleCommunication Systems, Inc. — Class A*	170	559
Guidance Software, Inc.*	61	556
TechTarget, Inc.*	63	556
Everyday Health, Inc.*	30	554
Q2 Holdings, Inc.*	38	542
Telenav, Inc.*	94	535
Hackett Group, Inc.	89	531
Varonis Systems, Inc.*	18	522
ParkerVision, Inc.*	340	503
Travelzoo, Inc.*	26	503
ModusLink Global Solutions, Inc.*	131	490
QAD, Inc. — Class A	22	469
Higher One Holdings, Inc.*	122	465
Mavenir Systems, Inc.*	30	455
Park City Group, Inc.*	37	403
Cyan, Inc.*	95	383
YuMe, Inc.*	62	366
TrueCar, Inc.*	24	355
Multi-Fineline Electronix, Inc.*	32	353
Paycom Software, Inc.*	22	321
Rubicon Project, Inc. (The)*	24	308
Aerohive Networks, Inc.*	37	304
Care.com, Inc.*	23	291
Five9, Inc.*	40	288

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Viasystems Group, Inc.*	16	$174
Covisint Corp.*	26	126
Total Information Technology		1,107,710
INDUSTRIALS - 7.1%
Teledyne Technologies, Inc.*	133	12,923
Esterline Technologies Corp.*	112	12,893
HEICO Corp.	235	12,206
Generac Holdings, Inc.*	248	12,088
Woodward, Inc.	234	11,742
Moog, Inc. — Class A*	157	11,444
EnerSys	166	11,419
Curtiss-Wright Corp.	170	11,145
CLARCOR, Inc.	178	11,010
EMCOR Group, Inc.	238	10,597
Deluxe Corp.	177	10,369
JetBlue Airways Corp.*	879	9,536
Watsco, Inc.	91	9,350
Geo Group, Inc.	257	9,182
Chart Industries, Inc.*	108	8,937
Actuant Corp. — Class A	251	8,677
Civeo Corp.*	330	8,260
Corporate Executive Board Co.	119	8,118
Mobile Mini, Inc.	168	8,046
Swift Transportation Co. — Class A*	301	7,595
Polypore International, Inc.*	159	7,589
Harsco Corp.	284	7,563
Rexnord Corp.*	267	7,516
Applied Industrial Technologies, Inc.	148	7,508
DigitalGlobe, Inc.*	267	7,423
Barnes Group, Inc.	192	7,400
Hillenbrand, Inc.	225	7,340
Healthcare Services Group, Inc.	248	7,301
On Assignment, Inc.*	196	6,971
Franklin Electric Company, Inc.	169	6,816
MasTec, Inc.*	218	6,719
Advisory Board Co.*	129	6,682
Proto Labs, Inc.*	81	6,636
Hub Group, Inc. — Class A*	130	6,552
Tetra Tech, Inc.	230	6,326
Orbital Sciences Corp.*	214	6,324
Herman Miller, Inc.	209	6,321
Watts Water Technologies, Inc. — Class A	101	6,235
HNI Corp.	159	6,219
TriMas Corp.*	160	6,101
WageWorks, Inc.*	125	6,026
Hornbeck Offshore Services, Inc.*	127	5,959
Mueller Industries, Inc.	200	5,882
Huron Consulting Group, Inc.*	83	5,878
MSA Safety, Inc.	102	5,863
EnPro Industries, Inc.*	80	5,853
Allegiant Travel Co. — Class A	49	5,771
United Stationers, Inc.	139	5,764
Beacon Roofing Supply, Inc.*	174	5,763
Masonite International Corp.*	100	5,625
Greenbrier Companies, Inc.*	97	5,588
UniFirst Corp.	52	5,512
FTI Consulting, Inc.*	144	5,446
XPO Logistics, Inc.*	186	5,323
TAL International Group, Inc.	120	5,323
ABM Industries, Inc.	197	5,315
Simpson Manufacturing Company, Inc.	146	5,309
Forward Air Corp.	109	5,216
Korn/Ferry International*	176	5,169
RBC Bearings, Inc.	80	5,124
Brady Corp. — Class A	169	5,048
Knight Transportation, Inc.	211	5,015
Granite Construction, Inc.	138	4,965
Tennant Co.	65	4,961
Mueller Water Products, Inc. — Class A	563	4,864
Brink’s Co.	171	4,826
CIRCOR International, Inc.	62	4,782
Meritor, Inc.*	346	4,512
Interface, Inc. — Class A	238	4,484
Steelcase, Inc. — Class A	292	4,418
General Cable Corp.	172	4,414
GrafTech International Ltd.*	416	4,351
Raven Industries, Inc.	129	4,275
Scorpio Bulkers, Inc.*	476	4,237
Rush Enterprises, Inc. — Class A*	121	4,195
Tutor Perini Corp.*	132	4,190
Werner Enterprises, Inc.	158	4,189
AZZ, Inc.	90	4,147
Kaman Corp.	97	4,145
H&E Equipment Services, Inc.*	114	4,143
Heartland Express, Inc.	193	4,119
Matson, Inc.	152	4,080
Aircastle Ltd.	228	4,052
GenCorp, Inc.*	211	4,030
ArcBest Corp.	92	4,003
TrueBlue, Inc.*	145	3,998
AAR Corp.	140	3,858
Saia, Inc.*	87	3,822
Lindsay Corp.	45	3,801
Wesco Aircraft Holdings, Inc.*	189	3,772
Albany International Corp. — Class A	99	3,758
Primoris Services Corp.	130	3,749
Dycom Industries, Inc.*	119	3,726
US Ecology, Inc.	76	3,720
G&K Services, Inc. — Class A	71	3,697
Apogee Enterprises, Inc.	103	3,591
West Corp.	132	3,538
Encore Wire Corp.	72	3,531
Altra Industrial Motion Corp.	96	3,493
Wabash National Corp.*	244	3,477
Trex Company, Inc.*	119	3,430
Universal Forest Products, Inc.	71	3,427
Exponent, Inc.	46	3,409
DXP Enterprises, Inc.*	45	3,399
Briggs & Stratton Corp.	165	3,376
AAON, Inc.	100	3,352
Standex International Corp.	45	3,352

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

McGrath RentCorp	91	$3,344
UTI Worldwide, Inc.	323	3,340
Atlas Air Worldwide Holdings, Inc.*	89	3,280
ESCO Technologies, Inc.	94	3,256
Federal Signal Corp.	222	3,252
Cubic Corp.	73	3,249
Sun Hydraulics Corp.	79	3,207
John Bean Technologies Corp.	103	3,192
Acacia Research Corp.	176	3,124
YRC Worldwide, Inc.*	111	3,120
Aegion Corp. — Class A*	134	3,118
Navigant Consulting, Inc.*	174	3,036
Knoll, Inc.	171	2,963
Team, Inc.*	72	2,953
Astec Industries, Inc.	67	2,940
Hyster-Yale Materials Handling, Inc.	33	2,922
Textainer Group Holdings Ltd.	75	2,897
Astronics Corp.*	51	2,879
Thermon Group Holdings, Inc.*	109	2,869
Navios Maritime Holdings, Inc.	280	2,834
Plug Power, Inc.*	590	2,761
Roadrunner Transportation Systems, Inc.*	97	2,726
Nortek, Inc.*	30	2,693
Titan International, Inc.	156	2,624
Insperity, Inc.	79	2,607
ACCO Brands Corp.*	403	2,583
Taser International, Inc.*	190	2,527
ICF International, Inc.*	70	2,475
Blount International, Inc.*	175	2,469
Engility Holdings, Inc.*	62	2,372
Gorman-Rupp Co.	67	2,370
Quanex Building Products Corp.	132	2,359
American Railcar Industries, Inc.	33	2,236
SkyWest, Inc.	181	2,212
Hawaiian Holdings, Inc.*	159	2,180
Quad/Graphics, Inc.	97	2,170
Powell Industries, Inc.	33	2,158
Kforce, Inc.	97	2,100
Aerovironment, Inc.*	66	2,099
Comfort Systems USA, Inc.	131	2,070
LB Foster Co. — Class A	37	2,002
NCI Building Systems, Inc.*	103	2,001
Kimball International, Inc. — Class B	117	1,956
American Science & Engineering, Inc.	28	1,949
Republic Airways Holdings, Inc.*	176	1,908
MYR Group, Inc.*	75	1,900
FuelCell Energy, Inc.*	785	1,884
Marten Transport Ltd.	84	1,877
Columbus McKinnon Corp.	69	1,866
Aceto Corp.	100	1,814
Resources Connection, Inc.	137	1,796
Capstone Turbine Corp.*	1,162	1,755
Griffon Corp.	141	1,748
Knightsbridge Tankers Ltd.	122	1,731
Multi-Color Corp.	43	1,720
Viad Corp.	72	1,716
Gibraltar Industries, Inc.*	109	1,691
Great Lakes Dredge & Dock Corp.*	211	1,686
Park-Ohio Holdings Corp.	29	1,685
Kelly Services, Inc. — Class A	97	1,665
Echo Global Logistics, Inc.*	86	1,649
Lydall, Inc.*	60	1,642
Argan, Inc.	44	1,641
Celadon Group, Inc.	74	1,578
American Woodmark Corp.*	49	1,562
NN, Inc.	61	1,560
Air Transport Services Group, Inc.*	185	1,548
Furmanite Corp.*	133	1,548
Kadant, Inc.	40	1,538
KEYW Holding Corp.*	116	1,458
Quality Distribution, Inc.*	97	1,441
ExOne Co.*	36	1,426
Ennis, Inc.	92	1,404
Mistras Group, Inc.*	57	1,398
TriNet Group, Inc.*	58	1,396
Douglas Dynamics, Inc.	79	1,392
PGT, Inc.*	164	1,389
CBIZ, Inc.*	152	1,373
Safe Bulkers, Inc.	140	1,366
Alamo Group, Inc.	25	1,352
GP Strategies Corp.*	52	1,346
CAI International, Inc.*	61	1,343
Insteel Industries, Inc.	65	1,277
Graham Corp.	36	1,253
Northwest Pipe Co.*	31	1,250
National Presto Industries, Inc.	17	1,238
Kratos Defense & Security Solutions, Inc.*	158	1,232
Global Brass & Copper Holdings, Inc.	72	1,217
Patrick Industries, Inc.*	26	1,211
Builders FirstSource, Inc.*	161	1,204
CECO Environmental Corp.	76	1,185
Heidrick & Struggles International, Inc.	64	1,184
SP Plus Corp.*	53	1,134
Dynamic Materials Corp.	49	1,084
Performant Financial Corp.*	107	1,081
Baltic Trading Ltd.	178	1,064
VSE Corp.	15	1,055
InnerWorkings, Inc.*	124	1,054
FreightCar America, Inc.	42	1,052
Orion Marine Group, Inc.*	97	1,051
Barrett Business Services, Inc.	22	1,034
Pendrell Corp.*	580	1,021
Stock Building Supply Holdings, Inc.*	51	1,006
Sparton Corp.*	36	999
Ducommun, Inc.*	38	993
Commercial Vehicle Group, Inc.*	98	984
Titan Machinery, Inc.*	59	971
Global Power Equipment Group, Inc.	60	970
Twin Disc, Inc.	29	958
Layne Christensen Co.*	70	931
Schawk, Inc. — Class A	43	875
Power Solutions International, Inc.*	12	864

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

ARC Document Solutions, Inc.*	147	$861
Patriot Transportation Holding, Inc.*	24	839
Pike Corp.*	93	833
Miller Industries, Inc.	40	823
CRA International, Inc.*	35	807
Manitex International, Inc.*	49	796
Franklin Covey Co.*	39	785
Houston Wire & Cable Co.	63	782
PowerSecure International, Inc.*	79	769
Ply Gem Holdings, Inc.*	75	758
Paylocity Holding Corp.*	35	757
Cenveo, Inc.*	195	723
CDI Corp.	50	721
Casella Waste Systems, Inc. — Class A*	138	691
Energy Recovery, Inc.*	136	669
Accuride Corp.*	136	665
Hurco Companies, Inc.	23	649
Continental Building Products, Inc.*	41	631
Heritage-Crystal Clean, Inc.*	32	628
Sterling Construction Company, Inc.*	65	610
LSI Industries, Inc.	76	606
Enphase Energy, Inc.*	67	573
Hill International, Inc.*	83	517
Universal Truckload Services, Inc.	20	507
LMI Aerospace, Inc.*	38	497
Ameresco, Inc. — Class A*	70	492
Xerium Technologies, Inc.*	35	489
Vicor Corp.*	58	486
Preformed Line Products Co.	9	484
International Shipholding Corp.	20	458
USA Truck, Inc.*	21	390
General Finance Corp.*	40	380
Norcraft Companies, Inc.*	26	372
SIFCO Industries, Inc.	10	312
Erickson, Inc.*	18	293
PAM Transportation Services, Inc.*	10	280
Revolution Lighting Technologies, Inc.*	118	271
Ultrapetrol Bahamas Ltd.*	76	226
Quest Resource Holding Corp.*	43	224
NL Industries, Inc.	24	223
Omega Flex, Inc.	10	196
Corporate Resource Services, Inc.*	60	179
ARC Group Worldwide, Inc.*	10	152
Total Industrials		878,611
HEALTH CARE - 6.6%
InterMune, Inc.*	350	15,454
Isis Pharmaceuticals, Inc.*	421	14,503
NPS Pharmaceuticals, Inc.*	376	12,427
Team Health Holdings, Inc.*	248	12,386
Pacira Pharmaceuticals, Inc.*	129	11,849
Cepheid*	246	11,793
WellCare Health Plans, Inc.*	155	11,572
STERIS Corp.	209	11,177
HealthSouth Corp.	311	11,155
DexCom, Inc.*	269	10,669
PAREXEL International Corp.*	201	10,620
West Pharmaceutical Services, Inc.	250	10,545
Idenix Pharmaceuticals, Inc.*	411	9,905
MannKind Corp.*,1	805	8,847
Theravance, Inc.*	290	8,636
Medidata Solutions, Inc.*	191	8,176
Synageva BioPharma Corp.*	76	7,965
Insulet Corp.*	196	7,775
Owens & Minor, Inc.	223	7,577
Impax Laboratories, Inc.*	248	7,437
Akorn, Inc.*	223	7,414
Air Methods Corp.*	137	7,076
Thoratec Corp.*	201	7,007
Medicines Co.*	230	6,683
Ironwood Pharmaceuticals, Inc. — Class A*	427	6,546
Haemonetics Corp.*	182	6,421
MWI Veterinary Supply, Inc.*	45	6,390
HMS Holdings Corp.*	310	6,327
ACADIA Pharmaceuticals, Inc.*	279	6,303
Prestige Brands Holdings, Inc.*	183	6,202
OPKO Health, Inc.*,1	701	6,197
Magellan Health, Inc.*	97	6,037
Cyberonics, Inc.*	95	5,934
Acadia Healthcare Company, Inc.*	129	5,870
NuVasive, Inc.*	165	5,869
Chemed Corp.	62	5,811
Nektar Therapeutics*	449	5,756
Wright Medical Group, Inc.*	179	5,621
Globus Medical, Inc. — Class A*	232	5,549
PDL BioPharma, Inc.	568	5,498
Puma Biotechnology, Inc.*	82	5,412
Amsurg Corp. — Class A*	115	5,241
Neogen Corp.*	129	5,221
Celldex Therapeutics, Inc.*	316	5,157
HeartWare International, Inc.*	58	5,133
Exact Sciences Corp.*	293	4,990
Keryx Biopharmaceuticals, Inc.*	323	4,968
Acorda Therapeutics, Inc.*	147	4,955
MedAssets, Inc.*	216	4,933
Molina Healthcare, Inc.*	104	4,642
Dyax Corp.*	480	4,608
Lannett Company, Inc.*	92	4,565
Arena Pharmaceuticals, Inc.*	777	4,553
Kindred Healthcare, Inc.	194	4,481
Ligand Pharmaceuticals, Inc. — Class B*	71	4,423
Cantel Medical Corp.	119	4,358
Select Medical Holdings Corp.	277	4,321
Greatbatch, Inc.*	88	4,317
Sarepta Therapeutics, Inc.*	144	4,290
CONMED Corp.	96	4,238
Emeritus Corp.*	133	4,209
ExamWorks Group, Inc.*	128	4,061
Integra LifeSciences Holdings Corp.*	86	4,047
Masimo Corp.*	171	4,036
Neurocrine Biosciences, Inc.*	268	3,977
Hanger, Inc.*	124	3,900

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

ARIAD Pharmaceuticals, Inc.*	584	$3,720
Omnicell, Inc.*	129	3,704
Portola Pharmaceuticals, Inc.*	126	3,677
Horizon Pharma, Inc.*	231	3,654
Sangamo BioSciences, Inc.*	239	3,650
ImmunoGen, Inc.*	303	3,591
Halozyme Therapeutics, Inc.*	363	3,586
Auxilium Pharmaceuticals, Inc.*	178	3,571
Clovis Oncology, Inc.*	86	3,561
Abaxis, Inc.	79	3,500
ABIOMED, Inc.*	139	3,494
Analogic Corp.	44	3,443
Endologix, Inc.*	226	3,437
Novavax, Inc.*	738	3,410
Spectranetics Corp.*	146	3,340
Aegerion Pharmaceuticals, Inc.*	104	3,337
Intrexon Corp.*	130	3,267
BioCryst Pharmaceuticals, Inc.*	250	3,188
Volcano Corp.*	181	3,187
AVANIR Pharmaceuticals, Inc. — Class A*	565	3,187
Cardiovascular Systems, Inc.*	102	3,178
NxStage Medical, Inc.*	215	3,090
Meridian Bioscience, Inc.	147	3,034
PharMerica Corp.*	106	3,031
Tornier N.V.*	126	2,946
Fluidigm Corp.*	100	2,940
Natus Medical, Inc.*	114	2,866
ICU Medical, Inc.*	47	2,858
Depomed, Inc.*	205	2,850
Quality Systems, Inc.	175	2,809
Insmed, Inc.*	137	2,737
IPC The Hospitalist Company, Inc.*	61	2,697
Furiex Pharmaceuticals, Inc.*	25	2,655
Bio-Reference Labs, Inc.*	87	2,629
Arrowhead Research Corp.*	182	2,604
Achillion Pharmaceuticals, Inc.*	342	2,589
Orexigen Therapeutics, Inc.*	416	2,571
Repligen Corp.*	112	2,552
Theravance Biopharma, Inc.*	80	2,550
Merrimack Pharmaceuticals, Inc.*	347	2,530
Raptor Pharmaceutical Corp.*	218	2,518
Bluebird Bio, Inc.*	65	2,507
Computer Programs & Systems, Inc.	39	2,480
Capital Senior Living Corp.*	103	2,456
KYTHERA Biopharmaceuticals, Inc.*	63	2,417
Emergent Biosolutions, Inc.*	107	2,403
Accuray, Inc.*	271	2,385
Orthofix International N.V.*	65	2,356
MiMedx Group, Inc.*	329	2,333
Exelixis, Inc.*,1	688	2,332
Anika Therapeutics, Inc.*	50	2,317
Merit Medical Systems, Inc.*	152	2,295
Affymetrix, Inc.*	257	2,290
Inovio Pharmaceuticals, Inc.*	210	2,270
Luminex Corp.*	132	2,264
Staar Surgical Co.*	134	2,251
Cambrex Corp.*	108	2,236
Receptos, Inc.*	52	2,215
Quidel Corp.*	100	2,211
Ensign Group, Inc.	71	2,207
Ophthotech Corp.*	52	2,200
Infinity Pharmaceuticals, Inc.*	172	2,191
Agios Pharmaceuticals, Inc.*	47	2,154
TESARO, Inc.*	68	2,115
Accelerate Diagnostics, Inc.*	81	2,106
Invacare Corp.	114	2,094
Omeros Corp.*	120	2,088
Chimerix, Inc.*	95	2,084
PTC Therapeutics, Inc.*	79	2,065
Momenta Pharmaceuticals, Inc.*	170	2,054
Array BioPharma, Inc.*	445	2,029
National Healthcare Corp.	36	2,026
AMN Healthcare Services, Inc.*	164	2,017
GenMark Diagnostics, Inc.*	149	2,016
BioScrip, Inc.*	241	2,010
Anacor Pharmaceuticals, Inc.*	112	1,986
Acceleron Pharma, Inc.*	58	1,970
Karyopharm Therapeutics, Inc.*	42	1,955
Healthways, Inc.*	111	1,947
Vanda Pharmaceuticals, Inc.*	120	1,942
Sagent Pharmaceuticals, Inc.*	73	1,888
Spectrum Pharmaceuticals, Inc.*	231	1,878
Organovo Holdings, Inc.*	221	1,845
HealthStream, Inc.*	75	1,823
Enanta Pharmaceuticals, Inc.*	42	1,809
Geron Corp.*	555	1,782
NewLink Genetics Corp.*	67	1,779
BioDelivery Sciences International, Inc.*	146	1,762
CorVel Corp.*	39	1,762
Rockwell Medical, Inc.*	144	1,727
AtriCure, Inc.*	93	1,709
OraSure Technologies, Inc.*	197	1,696
VIVUS, Inc.*	318	1,692
Prothena Corporation plc*	75	1,691
Cynosure, Inc. — Class A*	79	1,679
Gentiva Health Services, Inc.*	111	1,672
Albany Molecular Research, Inc.*	83	1,670
Atrion Corp.	5	1,630
MacroGenics, Inc.*	75	1,630
Amedisys, Inc.*	97	1,624
AMAG Pharmaceuticals, Inc.*	77	1,595
Sequenom, Inc.*	411	1,591
Genomic Health, Inc.*	57	1,562
TherapeuticsMD, Inc.*	353	1,560
Triple-S Management Corp. — Class B*	87	1,560
Relypsa, Inc.*	64	1,556
LDR Holding Corp.*	61	1,526
Zeltiq Aesthetics, Inc.*	100	1,519
Dynavax Technologies Corp.*	929	1,486
Landauer, Inc.	34	1,428
AngioDynamics, Inc.*	87	1,421
Repros Therapeutics, Inc.*	82	1,419

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Aratana Therapeutics, Inc.*	90	$1,405
Hyperion Therapeutics, Inc.*	53	1,383
US Physical Therapy, Inc.	40	1,368
Providence Service Corp.*	37	1,354
Synergy Pharmaceuticals, Inc.*	331	1,347
XOMA Corp.*	293	1,345
CTI BioPharma Corp.*	474	1,332
Vascular Solutions, Inc.*	59	1,309
Dendreon Corp.*,1	566	1,302
Lexicon Pharmaceuticals, Inc.*	808	1,301
Galena Biopharma, Inc.*,1	417	1,276
Epizyme, Inc.*	41	1,276
Pacific Biosciences of California, Inc.*	206	1,273
Foundation Medicine, Inc.*	47	1,267
Universal American Corp.	149	1,241
Phibro Animal Health Corp. — Class A*	56	1,229
Surgical Care Affiliates, Inc.*	41	1,192
Ampio Pharmaceuticals, Inc.*	142	1,186
Supernus Pharmaceuticals, Inc.*	108	1,183
Sunesis Pharmaceuticals, Inc.*	180	1,174
Peregrine Pharmaceuticals, Inc.*	624	1,173
Symmetry Medical, Inc.*	131	1,161
ZIOPHARM Oncology, Inc.*	287	1,157
Insys Therapeutics, Inc.*	37	1,156
Rigel Pharmaceuticals, Inc.*	309	1,122
Tetraphase Pharmaceuticals, Inc.*	83	1,120
Chindex International, Inc.*	47	1,113
Antares Pharma, Inc.*	411	1,097
Osiris Therapeutics, Inc.*	70	1,093
Ultragenyx Pharmaceutical, Inc.*	24	1,077
Unilife Corp.*	363	1,074
Immunomedics, Inc.*	292	1,066
Progenics Pharmaceuticals, Inc.*	246	1,060
Cerus Corp.*	255	1,058
OncoMed Pharmaceuticals, Inc.*	45	1,049
SurModics, Inc.*	48	1,028
Five Prime Therapeutics, Inc.*	66	1,026
Neuralstem, Inc.*	243	1,025
Pernix Therapeutics Holdings, Inc.*	114	1,024
Vocera Communications, Inc.*	77	1,016
Aerie Pharmaceuticals, Inc.*	41	1,016
XenoPort, Inc.*	210	1,014
Intra-Cellular Therapies, Inc.*	60	1,012
Durata Therapeutics, Inc.*	58	988
SciClone Pharmaceuticals, Inc.*	182	957
LHC Group, Inc.*	44	940
Retrophin, Inc.*	80	939
Derma Sciences, Inc.*	78	902
CryoLife, Inc.	99	886
AcelRx Pharmaceuticals, Inc.*	85	871
RTI Surgical, Inc.*	200	870
Zogenix, Inc.*	431	866
Heron Therapeutics, Inc.*	70	862
Synta Pharmaceuticals Corp.*	210	859
Cempra, Inc.*	80	858
Exactech, Inc.*	34	858
Galectin Therapeutics, Inc.*	62	856
Versartis, Inc.*	30	841
Endocyte, Inc.*	127	837
CytRx Corp.*	200	836
Akebia Therapeutics, Inc.*	30	834
Northwest Biotherapeutics, Inc.*	123	825
Revance Therapeutics, Inc.*	24	816
POZEN, Inc.	97	808
TG Therapeutics, Inc.*	85	798
Oncothyreon, Inc.*	246	797
Navidea Biopharmaceuticals, Inc.*	538	796
Bio-Path Holdings, Inc.*	261	796
Pain Therapeutics, Inc.*	138	794
RadNet, Inc.*	118	782
Five Star Quality Care, Inc.*	152	762
Cross Country Healthcare, Inc.*	115	750
Threshold Pharmaceuticals, Inc.*	189	748
Oxford Immunotec Global plc*	43	724
Agenus, Inc.*	220	708
BioTelemetry, Inc.*	97	695
Kindred Biosciences, Inc.*	37	690
ANI Pharmaceuticals, Inc.*	20	689
Verastem, Inc.*	76	689
Utah Medical Products, Inc.	13	669
Ohr Pharmaceutical, Inc.*	70	666
Almost Family, Inc.*	30	662
Castlight Health, Inc. — Class B*	43	654
Enzo Biochem, Inc.*	121	635
Idera Pharmaceuticals, Inc.*	217	629
Auspex Pharmaceuticals, Inc.*	28	624
Xencor, Inc.*	52	604
Mirati Therapeutics, Inc.*	30	600
NanoViricides, Inc.*	141	596
ChemoCentryx, Inc.*	99	579
Cytokinetics, Inc.*	120	574
Merge Healthcare, Inc.*	252	572
BioTime, Inc.*	187	570
NanoString Technologies, Inc.*	38	568
Cytori Therapeutics, Inc.*	236	564
PhotoMedex, Inc.*	46	564
Alimera Sciences, Inc.*	94	562
Stemline Therapeutics, Inc.*	38	557
Vital Therapies, Inc.*	20	545
OvaScience, Inc.*	59	541
K2M Group Holdings, Inc.*	36	536
NeoStem, Inc.*	82	535
Corcept Therapeutics, Inc.*	189	529
Skilled Healthcare Group, Inc. — Class A*	83	522
Actinium Pharmaceuticals, Inc.*	70	505
TransEnterix, Inc.*	100	504
National Research Corp. — Class A*	35	490
Alliance HealthCare Services, Inc.*	18	486
Alder Biopharmaceuticals, Inc.*	24	482
Tandem Diabetes Care, Inc.*	29	472
TriVascular Technologies, Inc.*	30	467
Applied Genetic Technologies Corp.*	20	462

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Cellular Dynamics International, Inc.*	31	$452
Sucampo Pharmaceuticals, Inc. — Class A*	63	435
Inogen, Inc.*	18	406
Addus HomeCare Corp.*	18	405
Regado Biosciences, Inc.*	58	394
Regulus Therapeutics, Inc.*	45	362
Veracyte, Inc.*	20	342
Cara Therapeutics, Inc.*	19	323
Dicerna Pharmaceuticals, Inc.*	13	293
Achaogen, Inc.*	20	279
BioSpecifics Technologies Corp.*	10	270
Genocea Biosciences, Inc.*	14	263
Esperion Therapeutics, Inc.*	15	238
Flexion Therapeutics, Inc.*	16	216
Eleven Biotherapeutics, Inc.*	16	211
Adamas Pharmaceuticals, Inc.*	10	183
Egalet Corp.*	13	171
Total Health Care		823,773
CONSUMER DISCRETIONARY - 6.6%
Tenneco, Inc.*	215	14,125
Brunswick Corp.	328	13,818
Dana Holding Corp.	554	13,528
Buffalo Wild Wings, Inc.*	65	10,772
Office Depot, Inc.*	1,888	10,744
Restoration Hardware Holdings, Inc.*	112	10,421
Vail Resorts, Inc.	128	9,879
Men’s Wearhouse, Inc.	170	9,487
Time, Inc.*	390	9,446
Wolverine World Wide, Inc.	359	9,356
Sotheby’s	215	9,027
Pool Corp.	159	8,993
Jack in the Box, Inc.	142	8,498
Sinclair Broadcast Group, Inc. — Class A	243	8,445
Cheesecake Factory, Inc.	177	8,216
Five Below, Inc.*	196	7,822
American Eagle Outfitters, Inc.	687	7,709
Lithia Motors, Inc. — Class A	81	7,620
Group 1 Automotive, Inc.	90	7,588
Grand Canyon Education, Inc.*	162	7,447
Asbury Automotive Group, Inc.*	108	7,424
New York Times Co. — Class A	487	7,407
Lumber Liquidators Holdings, Inc.*	97	7,367
Houghton Mifflin Harcourt Co.*	382	7,319
Steven Madden Ltd.*	206	7,066
Life Time Fitness, Inc.*	144	7,019
Genesco, Inc.*	85	6,981
Iconix Brand Group, Inc.*	162	6,956
HSN, Inc.	117	6,931
ANN, Inc.*	166	6,829
Cooper Tire & Rubber Co.	224	6,720
Cracker Barrel Old Country Store, Inc.	67	6,671
Ryland Group, Inc.	166	6,547
Texas Roadhouse, Inc. — Class A	251	6,526
Skechers U.S.A., Inc. — Class A*	138	6,307
Bloomin’ Brands, Inc.*	275	6,168
Meredith Corp.	127	6,142
Helen of Troy Ltd.*	101	6,124
Guess?, Inc.	220	5,940
Monro Muffler Brake, Inc.	111	5,904
Marriott Vacations Worldwide Corp.*	100	5,863
Shutterfl y, Inc.*	136	5,857
Meritage Homes Corp.*	138	5,825
Nexstar Broadcasting Group, Inc. — Class A	108	5,575
Gentherm, Inc.*	125	5,556
KB Home	296	5,529
Rent-A-Center, Inc. — Class A	187	5,363
Pinnacle Entertainment, Inc.*	211	5,313
Pier 1 Imports, Inc.	339	5,224
Finish Line, Inc. — Class A	171	5,086
Express, Inc.*	298	5,075
Hibbett Sports, Inc.*	92	4,984
G-III Apparel Group Ltd.*	61	4,980
Orient-Express Hotels Ltd. — Class A*	341	4,958
Conn’s, Inc.*	99	4,890
DineEquity, Inc.	59	4,690
Vitamin Shoppe, Inc.*	108	4,646
Crocs, Inc.*	309	4,644
Papa John’s International, Inc.	108	4,578
Bright Horizons Family Solutions, Inc.*	106	4,552
Dorman Products, Inc.*	92	4,537
American Axle & Manufacturing
Holdings, Inc.*	239	4,515
Fiesta Restaurant Group, Inc.*	97	4,502
Buckle, Inc.	100	4,436
Brown Shoe Company, Inc.	154	4,406
Standard Pacific Corp.*	512	4,403
Bob Evans Farms, Inc.	87	4,354
La-Z-Boy, Inc.	185	4,286
Outerwall, Inc.*	72	4,273
Sonic Corp.*	192	4,239
Drew Industries, Inc.	84	4,201
MDC Holdings, Inc.	138	4,180
iRobot Corp.*	100	4,095
Sturm Ruger & Company, Inc.	69	4,072
Churchill Downs, Inc.	45	4,055
Matthews International Corp. — Class A	97	4,032
Select Comfort Corp.*	192	3,967
Media General, Inc. — Class A*	193	3,962
LifeLock, Inc.*	283	3,951
Columbia Sportswear Co.	47	3,885
Children’s Place, Inc.	78	3,871
National CineMedia, Inc.	215	3,765
Sonic Automotive, Inc. — Class A	141	3,762
Tumi Holdings, Inc.*	183	3,684
Krispy Kreme Doughnuts, Inc.*	230	3,675
Popeyes Louisiana Kitchen, Inc.*	84	3,672
Core-Mark Holding Company, Inc.	78	3,559
Red Robin Gourmet Burgers, Inc.*	49	3,489
Penn National Gaming, Inc.*	280	3,399
Caesars Entertainment Corp.*	186	3,363
Boyd Gaming Corp.*	274	3,324

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Barnes & Noble, Inc.*	145	$3,305
Oxford Industries, Inc.	49	3,267
International Speedway Corp. — Class A	98	3,261
Burlington Stores, Inc.*	102	3,250
Ascent Capital Group, Inc. — Class A*	49	3,234
Scholastic Corp.	94	3,204
Loral Space & Communications, Inc.*	44	3,198
Cumulus Media, Inc. — Class A*	482	3,176
MDC Partners, Inc. — Class A	146	3,138
Standard Motor Products, Inc.	70	3,127
Multimedia Games Holding Company, Inc.*	105	3,112
Interval Leisure Group, Inc.	140	3,072
La Quinta Holdings, Inc.*	159	3,043
Cato Corp. — Class A	97	2,997
RetailMeNot, Inc.*	112	2,981
K12, Inc.*	123	2,961
BJ’s Restaurants, Inc.*	84	2,932
Cooper-Standard Holding, Inc.*	44	2,911
Diamond Resorts International, Inc.*	125	2,909
Carmike Cinemas, Inc.*	81	2,846
Tower International, Inc.*	77	2,837
Smith & Wesson Holding Corp.*,1	194	2,821
Tuesday Morning Corp.*	154	2,744
Universal Electronics, Inc.*	55	2,688
Mattress Firm Holding Corp.*	56	2,674
Modine Manufacturing Co.*	168	2,644
Cavco Industries, Inc.*	31	2,644
Movado Group, Inc.	63	2,625
Del Frisco’s Restaurant Group, Inc.*	89	2,453
Winnebago Industries, Inc.*	96	2,417
EW Scripps Co. — Class A*	110	2,328
Gray Television, Inc.*	175	2,298
Callaway Golf Co.	274	2,280
Ethan Allen Interiors, Inc.	89	2,202
Francesca’s Holdings Corp.*	149	2,196
Regis Corp.	154	2,168
Steiner Leisure Ltd.*	50	2,165
Pep Boys-Manny Moe & Jack*	188	2,154
FTD Companies, Inc.*	67	2,130
Hovnanian Enterprises, Inc. — Class A*	413	2,127
Capella Education Co.	39	2,121
Biglari Holdings, Inc.*	5	2,115
Chuy’s Holdings, Inc.*	58	2,105
American Public Education, Inc.*	61	2,097
Stage Stores, Inc.	112	2,093
M/I Homes, Inc.*	86	2,087
Federal-Mogul Holdings Corp.*	103	2,084
Scientific Games Corp. — Class A*	184	2,046
Libbey, Inc.*	76	2,025
Zumiez, Inc.*	73	2,014
Denny’s Corp.*	308	2,008
Weight Watchers International, Inc.	99	1,997
Strayer Education, Inc.*	38	1,995
Lands’ End, Inc.*	59	1,981
Caesars Acquisition Co. — Class A*	160	1,979
Fred’s, Inc. — Class A	129	1,972
Beazer Homes USA, Inc.*	94	1,972
AMC Entertainment Holdings, Inc. — Class A	74	1,840
Rentrak Corp.*	35	1,836
Arctic Cat, Inc.	46	1,813
William Lyon Homes — Class A*	58	1,766
Haverty Furniture Companies, Inc.	70	1,759
NutriSystem, Inc.	102	1,745
Quiksilver, Inc.*	480	1,718
LeapFrog Enterprises, Inc. — Class A*	231	1,698
Superior Industries International, Inc.	82	1,691
Vera Bradley, Inc.*	77	1,684
Ruby Tuesday, Inc.*	217	1,647
Orbitz Worldwide, Inc.*	180	1,602
Tile Shop Holdings, Inc.*	104	1,590
Container Store Group, Inc.*	57	1,583
Ruth’s Hospitality Group, Inc.	127	1,568
Eastman Kodak Co.*	61	1,493
New Media Investment Group, Inc.*	104	1,467
Vince Holding Corp.*	40	1,465
MarineMax, Inc.*	87	1,456
Noodles & Co.*	42	1,444
Unifi, Inc.*	52	1,431
ClubCorp Holdings, Inc.	76	1,409
Journal Communications, Inc. — Class A*	158	1,401
Motorcar Parts of America, Inc.*	57	1,388
ITT Educational Services, Inc.*	83	1,385
Stein Mart, Inc.	98	1,361
Harte-Hanks, Inc.	177	1,273
Entravision Communications Corp. — Class A	202	1,256
World Wrestling Entertainment, Inc. — Class A	104	1,241
SFX Entertainment, Inc.*	153	1,239
Nautilus, Inc.*	110	1,220
Blue Nile, Inc.*	43	1,204
McClatchy Co. — Class A*	216	1,199
Citi Trends, Inc.*	55	1,180
Marcus Corp.	64	1,168
Remy International, Inc.	50	1,168
Christopher & Banks Corp.*	129	1,130
Career Education Corp.*	238	1,114
Shoe Carnival, Inc.	53	1,094
Stoneridge, Inc.*	100	1,072
America’s Car-Mart, Inc.*	27	1,068
Eros International plc*	70	1,062
Bravo Brio Restaurant Group, Inc.*	68	1,061
Coupons.com, Inc.*	40	1,052
Destination Maternity Corp.	45	1,025
LGI Homes, Inc.*	56	1,022
CSS Industries, Inc.	38	1,002
Aeropostale, Inc.*	278	970
PetMed Express, Inc.	71	957
TRI Pointe Homes, Inc.*	60	943
Entercom Communications Corp. — Class A*	87	934
Kirkland’s, Inc.*	50	928
Universal Technical Institute, Inc.	75	911
Carriage Services, Inc. — Class A	53	908
Sears Hometown and Outlet Stores, Inc.*	42	902

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Black Diamond, Inc.*	80	$898
Carrols Restaurant Group, Inc.*	124	883
WCI Communities, Inc.*	45	869
NACCO Industries, Inc. — Class A	17	860
Lee Enterprises, Inc.*	190	846
Sequential Brands Group, Inc.*	60	829
Daily Journal Corp.*	4	827
Morgans Hotel Group Co.*	103	817
AH Belo Corp. — Class A	66	782
Potbelly Corp.*	49	782
ValueVision Media, Inc. — Class A*	155	773
Big 5 Sporting Goods Corp.	62	761
Perry Ellis International, Inc.*	43	750
Sizmek, Inc.*	78	743
Bridgepoint Education, Inc.*	55	730
Central European Media Enterprises Ltd. —
Class A*	249	702
Speedway Motorsports, Inc.	38	694
Jamba, Inc.*	57	690
Zoe’s Kitchen, Inc.*	20	688
Destination XL Group, Inc.	124	683
RG Barry Corp.	35	663
Speed Commerce, Inc.*	177	662
Isle of Capri Casinos, Inc.*	77	659
Fox Factory Holding Corp.*	37	651
Strattec Security Corp.	10	645
VOXX International Corp. — Class A*	68	640
2U, Inc.*	38	639
West Marine, Inc.*	62	636
Weyco Group, Inc.	23	630
Einstein Noah Restaurant Group, Inc.	39	626
Escalade, Inc.	38	613
Overstock.com, Inc.*	38	599
Nathan’s Famous, Inc.*	11	596
Dex Media, Inc.*	53	590
Systemax, Inc.*	40	575
Famous Dave’s of America, Inc.*	20	574
Flexsteel Industries, Inc.	17	567
Winmark Corp.	8	557
Saga Communications, Inc. — Class A	13	555
Spartan Motors, Inc.	122	554
Lifetime Brands, Inc.	35	550
Intrawest Resorts Holdings, Inc.*	48	550
Fuel Systems Solutions, Inc.*	49	546
Culp, Inc.	31	540
Build-A-Bear Workshop, Inc. — Class A*	40	534
Dixie Group, Inc.*	50	530
Global Sources Ltd.*	63	522
Monarch Casino & Resort, Inc.*	34	515
Reading International, Inc. — Class A*	60	512
JAKKS Pacific, Inc.	66	511
1-800-Flowers.com, Inc. — Class A*	88	510
Bon-Ton Stores, Inc.	49	505
Malibu Boats, Inc. — Class A*	25	503
Martha Stewart Living Omnimedia, Inc. —
Class A*	104	489
Vitacost.com, Inc.*	78	488
Shiloh Industries, Inc.*	26	480
Skullcandy, Inc.*	66	479
Ignite Restaurant Group, Inc.*	32	466
Johnson Outdoors, Inc. — Class A	18	464
Crown Media Holdings, Inc. — Class A*	123	446
Gaiam, Inc. — Class A*	57	438
hhgregg, Inc.*	43	437
JTH Holding, Inc. — Class A*	13	433
New Home Company, Inc.*	30	424
Pacific Sunwear of California, Inc.*	176	419
Radio One, Inc. — Class D*	81	399
Collectors Universe, Inc.	20	392
New York & Company, Inc.*	104	384
UCP, Inc. — Class A*	28	383
Hemisphere Media Group, Inc.*	30	377
Salem Communications Corp. — Class A	38	359
Empire Resorts, Inc.*	50	358
Installed Building Products, Inc.*	28	343
bebe stores, Inc.	111	339
Borderfree, Inc.*	20	331
ReachLocal, Inc.*	44	309
Marine Products Corp.	37	307
Sportsman’s Warehouse Holdings, Inc.*	37	296
Turtle Beach Corp.*	30	277
Tilly’s, Inc. — Class A*	34	273
Papa Murphy’s Holdings, Inc.*	20	192
Education Management Corp.*	75	127
Total Consumer Discretionary		817,719
ENERGY - 3.1%
Kodiak Oil & Gas Corp.*	942	13,705
SemGroup Corp. — Class A	151	11,905
Rosetta Resources, Inc.*	217	11,901
Diamondback Energy, Inc.*	134	11,898
Carrizo Oil & Gas, Inc.*	161	11,151
CARBO Ceramics, Inc.	70	10,788
Bristow Group, Inc.	126	10,158
Helix Energy Solutions Group, Inc.*	373	9,814
Exterran Holdings, Inc.	207	9,313
Stone Energy Corp.*	199	9,311
PDC Energy, Inc.*	127	8,020
Forum Energy Technologies, Inc.*	215	7,832
Energy XXI Bermuda Ltd.	328	7,751
Matador Resources Co.*	258	7,554
Scorpio Tankers, Inc.	704	7,159
Western Refining, Inc.	188	7,058
McDermott International, Inc.*	844	6,828
Halcon Resources Corp.*	927	6,758
Bonanza Creek Energy, Inc.*	116	6,634
SEACOR Holdings, Inc.*	73	6,004
Sanchez Energy Corp.*	157	5,902
Delek US Holdings, Inc.	208	5,872
Magnum Hunter Resources Corp.*	699	5,732
C&J Energy Services, Inc.*	162	5,472
Comstock Resources, Inc.	169	4,874

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Bill Barrett Corp.*	176	$4,713
GasLog Ltd.	147	4,688
Green Plains, Inc.	133	4,372
Gulfmark Offshore, Inc. — Class A	95	4,292
Key Energy Services, Inc.*	464	4,241
Parsley Energy, Inc.*	175	4,212
Cloud Peak Energy, Inc.*	215	3,959
Penn Virginia Corp.*	232	3,932
Pioneer Energy Services Corp.*	222	3,894
Ship Finance International Ltd.	205	3,811
Newpark Resources, Inc.*	300	3,738
Northern Oil and Gas, Inc.*	216	3,519
Goodrich Petroleum Corp.*	125	3,450
TETRA Technologies, Inc.*	279	3,287
Basic Energy Services, Inc.*	110	3,214
EXCO Resources, Inc.	537	3,163
Triangle Petroleum Corp.*	269	3,161
Solazyme, Inc.*	268	3,157
Approach Resources, Inc.*	138	3,137
Synergy Resources Corp.*	233	3,087
Rex Energy Corp.*	174	3,082
Matrix Service Co.*	93	3,049
Nordic American Tankers Ltd.	315	3,002
Clean Energy Fuels Corp.*	248	2,907
Alpha Natural Resources, Inc.*	783	2,905
Clayton Williams Energy, Inc.*	21	2,885
Parker Drilling Co.*	428	2,791
Arch Coal, Inc.	750	2,738
Tesco Corp.	126	2,689
North Atlantic Drilling Ltd.	253	2,687
Geospace Technologies Corp.*	46	2,534
RSP Permian, Inc.*	77	2,498
Contango Oil & Gas Co.*	58	2,454
Resolute Energy Corp.*	278	2,402
Hercules Offshore, Inc.*	568	2,283
RigNet, Inc.*	39	2,099
W&T Offshore, Inc.	124	2,030
Swift Energy Co.*	155	2,012
Era Group, Inc.*	70	2,008
PHI, Inc.*	45	2,006
ION Geophysical Corp.*	457	1,929
Abraxas Petroleum Corp.*	291	1,822
DHT Holdings, Inc.	244	1,757
Willbros Group, Inc.*	141	1,741
Gastar Exploration, Inc.*	194	1,690
Callon Petroleum Co.*	143	1,666
Warren Resources, Inc.*	260	1,612
Westmoreland Coal Co.*	43	1,560
PetroQuest Energy, Inc.*	207	1,557
Emerald Oil, Inc.*	201	1,538
REX American Resources Corp.*	20	1,466
Natural Gas Services Group, Inc.*	44	1,455
Renewable Energy Group, Inc.*	123	1,411
Panhandle Oil and Gas, Inc. — Class A	25	1,401
Vantage Drilling Co.*	727	1,396
BPZ Resources, Inc.*	419	1,291
VAALCO Energy, Inc.*	176	1,272
Quicksilver Resources, Inc.*	444	1,185
Alon USA Energy, Inc.	95	1,182
Pacific Ethanol, Inc.*	76	1,162
Ring Energy, Inc.*	63	1,099
Gulf Island Fabrication, Inc.	51	1,098
Navios Maritime Acq Corp.	290	1,076
Nuverra Environmental Solutions, Inc.*	52	1,046
CHC Group Ltd.*	119	1,004
Forest Oil Corp.*	421	960
Midstates Petroleum Company, Inc.*	132	954
Teekay Tankers Ltd. — Class A	220	944
TransAtlantic Petroleum Ltd.*	80	911
Ardmore Shipping Corp.	60	830
Jones Energy, Inc. — Class A*	39	800
Evolution Petroleum Corp.	69	756
Dawson Geophysical Co.	26	745
Harvest Natural Resources, Inc.*	145	724
Equal Energy Ltd.	128	694
FX Energy, Inc.*	191	690
Miller Energy Resources, Inc.*	106	678
Frontline Ltd.*	231	675
American Eagle Energy Corp.*	110	659
Adams Resources & Energy, Inc.	8	625
Mitcham Industries, Inc.*	42	587
Dorian LPG Ltd.*	23	529
Apco Oil and Gas International, Inc.*	32	462
Glori Energy, Inc.*	40	434
Vertex Energy, Inc.*	41	398
Isramco, Inc.*	3	381
Amyris, Inc.*	96	358
Hallador Energy Co.	34	323
Profire Energy, Inc.*	50	226
Total Energy		386,241
MATERIALS - 2.5%
PolyOne Corp.	333	14,034
Graphic Packaging Holding Co.*	1,157	13,537
Axiall Corp.	247	11,675
US Silica Holdings, Inc.	186	10,311
KapStone Paper and Packaging Corp.*	299	9,906
Sensient Technologies Corp.	175	9,752
Chemtura Corp.*	340	8,885
HB Fuller Co.	177	8,514
Berry Plastics Group, Inc.*	323	8,333
Minerals Technologies, Inc.	122	8,001
Worthington Industries, Inc.	182	7,833
Olin Corp.	279	7,511
Louisiana-Pacific Corp.*	499	7,496
Stillwater Mining Co.*	424	7,441
Commercial Metals Co.	416	7,201
Texas Industries, Inc.*	76	7,019
Flotek Industries, Inc.*	190	6,110
Tronox Ltd. — Class A	220	5,918
Balchem Corp.	108	5,784
SunCoke Energy, Inc.*	247	5,311
Schweitzer-Mauduit International, Inc.	108	4,715
Globe Specialty Metals, Inc.	226	4,696

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Kaiser Aluminum Corp.	64	$4,664
Innophos Holdings, Inc.	78	4,490
Clearwater Paper Corp.*	72	4,444
Calgon Carbon Corp.*	188	4,198
Hecla Mining Co.	1,213	4,185
PH Glatfelter Co.	152	4,033
A. Schulman, Inc.	103	3,986
Resolute Forest Products, Inc.*	231	3,876
Boise Cascade Co.*	135	3,866
AK Steel Holding Corp.*	483	3,845
OM Group, Inc.	114	3,697
Headwaters, Inc.*	260	3,611
Stepan Co.	68	3,594
Innospec, Inc.	82	3,540
Quaker Chemical Corp.	44	3,379
Coeur Mining, Inc.*	366	3,360
Intrepid Potash, Inc.*	197	3,302
Horsehead Holding Corp.*	179	3,269
Ferro Corp.*	254	3,190
Neenah Paper, Inc.	55	2,923
RTI International Metals, Inc.*	109	2,898
Century Aluminum Co.*	182	2,854
Koppers Holdings, Inc.	72	2,754
LSB Industries, Inc.*	66	2,750
Materion Corp.	73	2,700
Kraton Performance Polymers, Inc.*	114	2,552
Haynes International, Inc.	44	2,490
Taminco Corp.*	105	2,442
Schnitzer Steel Industries, Inc. — Class A	92	2,398
Deltic Timber Corp.	39	2,356
Rentech, Inc.*	805	2,085
Tredegar Corp.	88	2,060
Myers Industries, Inc.	98	1,969
Advanced Emissions Solutions, Inc.*	76	1,743
Molycorp, Inc.*	645	1,658
Wausau Paper Corp.	149	1,612
OMNOVA Solutions, Inc.*	167	1,518
Zep, Inc.	81	1,430
Allied Nevada Gold Corp.*	368	1,384
American Vanguard Corp.	102	1,348
Hawkins, Inc.	36	1,337
FutureFuel Corp.	77	1,277
Senomyx, Inc.*	146	1,263
Walter Energy, Inc.	229	1,248
US Concrete, Inc.*	50	1,238
Kronos Worldwide, Inc.	77	1,207
Landec Corp.*	94	1,174
Chase Corp.	24	819
Trecora Resources*	69	817
Universal Stainless & Alloy Products, Inc.*	25	812
Olympic Steel, Inc.	32	792
United States Lime & Minerals, Inc.	12	778
AM Castle & Co.*	64	707
Gold Resource Corp.	133	673
Ampco-Pittsburgh Corp.	29	665
KMG Chemicals, Inc.	32	575
AEP Industries, Inc.*	16	558
Noranda Aluminum Holding Corp.	157	554
Marrone Bio Innovations, Inc.*	45	523
UFP Technologies, Inc.*	21	506
Handy & Harman Ltd.*	17	455
Total Materials		316,414
UTILITIES - 1.7%
Cleco Corp.	213	12,555
Dynegy, Inc.*	355	12,354
IDACORP, Inc.	178	10,293
Piedmont Natural Gas Company, Inc.	274	10,251
Black Hills Corp.	158	9,700
Portland General Electric Co.	276	9,569
UNS Energy Corp.	147	8,880
Southwest Gas Corp.	164	8,658
New Jersey Resources Corp.	149	8,517
PNM Resources, Inc.	282	8,271
WGL Holdings, Inc.	183	7,887
UIL Holdings Corp.	200	7,742
ALLETE, Inc.	150	7,703
NorthWestern Corp.	138	7,202
Avista Corp.	213	7,140
South Jersey Industries, Inc.	117	7,068
ONE Gas, Inc.	183	6,908
El Paso Electric Co.	143	5,750
Laclede Group, Inc.	116	5,632
MGE Energy, Inc.	123	4,860
Pattern Energy Group, Inc.	138	4,569
American States Water Co.	137	4,553
Northwest Natural Gas Co.	96	4,526
California Water Service Group	169	4,090
Empire District Electric Co.	153	3,929
Otter Tail Corp.	129	3,907
NRG Yield, Inc. — Class A	71	3,696
Chesapeake Utilities Corp.	34	2,425
Atlantic Power Corp.	427	1,751
Ormat Technologies, Inc.	60	1,730
Unitil Corp.	49	1,658
SJW Corp.	55	1,496
Connecticut Water Service, Inc.	36	1,219
Middlesex Water Co.	57	1,207
York Water Co.	46	958
Artesian Resources Corp. — Class A	27	607
Total Utilities		209,261
CONSUMER STAPLES - 1.6%
Darling Ingredients, Inc.*	579	12,102
United Natural Foods, Inc.*	175	11,393
TreeHouse Foods, Inc.*	129	10,330
Casey’s General Stores, Inc.	135	9,489
Sanderson Farms, Inc.	82	7,971
Post Holdings, Inc.*	155	7,891
Boston Beer Company, Inc. — Class A*	29	6,482
B&G Foods, Inc. — Class A	190	6,211
Lancaster Colony Corp.	65	6,185
SUPERVALU, Inc.*	717	5,894
Dean Foods Co.	327	5,752

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

PriceSmart, Inc.	66	$5,745
Susser Holdings Corp.*	65	5,247
Fresh Market, Inc.*	156	5,221
Andersons, Inc.	100	5,158
J&J Snack Foods Corp.	52	4,894
Vector Group Ltd.	229	4,735
Universal Corp.	82	4,539
Snyder’s-Lance, Inc.	168	4,445
Cal-Maine Foods, Inc.	53	3,939
Fresh Del Monte Produce, Inc.	128	3,923
WD-40 Co.	52	3,911
Harbinger Group, Inc.*	291	3,696
Boulder Brands, Inc.*	215	3,049
Seaboard Corp.*	1	3,020
SpartanNash Co.	133	2,794
Diamond Foods, Inc.*	77	2,171
Annie’s, Inc.*	60	2,029
Tootsie Roll Industries, Inc.	67	1,972
Elizabeth Arden, Inc.*	92	1,971
Chiquita Brands International, Inc.*	166	1,801
Weis Markets, Inc.	39	1,783
Inter Parfums, Inc.	59	1,743
USANA Health Sciences, Inc.*	20	1,563
Calavo Growers, Inc.	46	1,556
Central Garden and Pet Co. — Class A*	153	1,408
Medifast, Inc.*	46	1,399
Pantry, Inc.*	83	1,345
Chefs’ Warehouse, Inc.*	62	1,226
Coca-Cola Bottling Company Consolidated	16	1,179
Ingles Markets, Inc. — Class A	44	1,159
Revlon, Inc. — Class A*	38	1,159
Orchids Paper Products Co.	33	1,057
Omega Protein Corp.*	73	999
Seneca Foods Corp. — Class A*	29	887
Limoneira Co.	36	791
Alliance One International, Inc.*	312	780
John B Sanfilippo & Son, Inc.	29	768
National Beverage Corp.*	40	757
Roundy’s, Inc.	136	749
Nutraceutical International Corp.*	31	740
Natural Grocers by Vitamin Cottage, Inc.*	32	685
Nature’s Sunshine Products, Inc.	38	645
Inventure Foods, Inc.*	53	597
Village Super Market, Inc. — Class A	24	567
IGI Laboratories, Inc.*	100	531
Oil-Dri Corporation of America	17	520
Farmer Bros Co.*	22	475
22nd Century Group, Inc.*	150	461
Fairway Group Holdings Corp.*	66	439
Liberator Medical Holdings, Inc.	116	435
Female Health Co.	77	424
Craft Brew Alliance, Inc.*	38	420
Synutra International, Inc.*	61	409
Alico, Inc.	9	337
Lifeway Foods, Inc.*	17	238
Total Consumer Staples		194,191
TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings, Inc.	165	5,700
Globalstar, Inc.*	970	4,122
Consolidated Communications Holdings, Inc.	142	3,158
Cincinnati Bell, Inc.*	739	2,904
Shenandoah Telecommunications Co.	85	2,589
8x8, Inc.*	313	2,529
Iridium Communications, Inc.*	285	2,411
Vonage Holdings Corp.*	612	2,295
Premiere Global Services, Inc.*	171	2,283
inContact, Inc.*	211	1,939
Atlantic Tele-Network, Inc.	33	1,914
Intelsat S.A.*	100	1,884
Inteliquent, Inc.	115	1,595
RingCentral, Inc. — Class A*	101	1,528
General Communication, Inc. — Class A*	126	1,396
USA Mobility, Inc.	77	1,186
Hawaiian Telcom Holdco, Inc.*	37	1,059
ORBCOMM, Inc.*	157	1,035
FairPoint Communications, Inc.*	73	1,020
IDT Corp. — Class B	56	976
Cbeyond, Inc.*	98	975
Lumos Networks Corp.	66	955
magicJack VocalTec Ltd.*	63	953
Enventis Corp.	48	760
NTELOS Holdings Corp.	56	698
Boingo Wireless, Inc.*	87	594
Total Telecommunication Services		48,458
Total Common Stocks
(Cost $3,910,954)		6,205,014
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	17	50
Magnum Hunter Resources Corp.
$8.50, 04/15/16	113	—
Total Warrants
(Cost $95)		50
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	306	771
Cubist Pharmaceuticals, Inc.
Expires 12/31/16†	319	37
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	37	22
Total Rights
(Cost $884)		830

MUTUAL FUNDS†,5 - 16.1%
Guggenheim Strategy Fund I	80,244	2,002,092
Total Mutual Funds
(Cost $2,002,695)		2,002,092

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 - 25.5%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	$666,696	$666,696
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	638,157	638,157
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	631,608	631,608
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	631,608	631,608
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	596,519	596,519
Total Repurchase Agreements
(Cost $3,164,588)		3,164,588
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	7,296	7,296
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	5,375	5,375
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	305	305
Total Securities Lending Collateral
(Cost $12,976)		12,976
Total Investments - 91.6%
(Cost $9,092,192)		$11,385,550
Other Assets & Liabilities, net - 8.4%		1,044,434
Total Net Assets - 100.0%		$12,429,984

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $3,682,180)	31	$26,714

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
July 2014 Russell 2000 Index Swap,
Terminating 07/29/14[4]
(Notional Value $5,182,840)	4,345	$47,165
Barclays Bank plc
July 2014 Russell 2000 Index Swap,
Terminating 07/31/14[4]
(Notional Value $3,076,611)	2,579	31,835
Goldman Sachs International
July 2014 Russell 2000 Index Swap,
Terminating 07/28/14[4]
(Notional Value $407,798)	342	4,214
(Total Notional Value
$8,667,249)		$83,214

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
[5]	Investment in a product that is related to the Advisor.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value - including $12,677 of securities loaned
(cost $5,914,628)	$8,207,986
Repurchase agreements, at value
(cost $3,177,564)	3,177,564
Total investments
(cost $9,092,192)	11,385,550
Foreign currency, at value
(cost $16)	16
Segregated cash with broker	1,033,880
Unrealized appreciation on swap agreements	83,214
Cash	90
Receivables:
Variation margin	17,980
Dividends	7,389
Swap settlement	580
Fund shares sold	405
Interest and securities lending income	129
Total assets	12,529,233
Liabilities:
Payable for:
Fund shares redeemed	54,750
Upon return of securities loaned	12,976
Management fees	7,098
Transfer agent and administrative fees	1,972
Investor service fees	1,972
Portfolio accounting fees	789
Miscellaneous	19,692
Total liabilities	99,249
Net assets	$12,429,984
Net assets consist of:
Paid in capital	$15,710,683
Accumulated net investment loss	(60,686)
Accumulated net realized loss on investments	(5,623,299)
Net unrealized appreciation on investments	2,403,286
Net assets	$12,429,984
Capital shares outstanding	232,663
Net asset value per share	$53.42

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $38)	$59,325
Income from securities lending, net	853
Interest	142
Total investment income	60,320
Expenses:
Management fees	58,833
Transfer agent and administrative fees	16,342
Investor service fees	16,342
Portfolio accounting fees	6,537
Professional fees	9,956
Custodian fees	767
Trustees’ fees*	667
Line of credit interest expense	491
Miscellaneous	5,553
Total expenses	115,488
Net investment loss	(55,168)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,037,579
Swap agreements	(1,057,130)
Futures contracts	150,858
Net realized gain	131,307
Net change in unrealized appreciation (depreciation) on:
Investments	(948,143)
Swap agreements	62,511
Futures contracts	19,787
Net change in unrealized appreciation (depreciation)	(865,845)
Net realized and unrealized loss	(734,538)
Net decrease in net assets resulting from operations	$(789,706)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(55,168)	$(112,577)
Net realized gain on investments	131,307	3,650,876
Net change in unrealized appreciation (depreciation) on investments	(865,845)	2,103,213
Net increase (decrease) in net assets resulting from operations	(789,706)	5,641,512

Capital share transactions:
Proceeds from sale of shares	53,461,819	115,103,447
Cost of shares redeemed	(52,762,982)	(117,544,076)
Net increase (decrease) from capital share transactions	698,837	(2,440,629)
Net increase (decrease) in net assets	(90,869)	3,200,883

Net assets:
Beginning of period	12,520,853	9,319,970
End of period	$12,429,984	$12,520,853
Accumulated net investment loss at end of period	$(60,686)	$(5,518)

Capital share activity:
Shares sold	1,046,743	2,723,884
Shares redeemed	(1,055,942)	(2,767,517)
Net decrease in shares	(9,199)	(43,633)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$51.77	$32.64	$26.75	$30.45	$22.08	$16.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.34)	(.16)	(.45)	(.27)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.86	19.47	6.05	(3.25)	8.64	5.65
Total from investment operations	1.65	19.13	5.89	(3.70)	8.37	5.51
Net asset value, end of period	$53.42	$51.77	$32.64	$26.75	$30.45	$22.08

Total Return[c]	3.19%	58.56%	22.10%	(12.18%)	37.85%	33.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,430	$12,521	$9,320	$11,022	$17,286	$10,587
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.80%)	(0.53%)	(1.49%)	(1.11%)	(0.83%)
Total expenses[d]	1.77%	1.74%	1.81%	1.81%	1.74%	1.74%
Portfolio turnover rate	208%	352%	361%	65%	249%	376%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,6 - 24.5%
Guggenheim Strategy Fund I	26,259	$655,159
Total Mutual Funds
(Cost $655,520)		655,159

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.6%
Federal Home Loan Banks
0.04% due 07/07/14	$200,000	199,999
Federal Farm Credit Bank[1]
0.04% due 07/22/14	200,000	199,995
Farmer Mac[1]
0.04% due 08/01/14	100,000	99,997
Freddie Mac[2]
0.02% due 07/08/14	53,000	53,000
Total Federal Agency Discount Notes
(Cost $552,991)		552,991

REPURCHASE AGREEMENTS††,3 - 44.5%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[4]	380,097	380,097
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	210,949	210,949
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	201,919	201,919
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	199,847	199,847
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	199,847	199,847
Total Repurchase Agreements
(Cost $1,192,659)		1,192,659
Total Investments - 89.6%
(Cost $2,401,170)		$2,400,809
Other Assets & Liabilities, net - 10.4%		279,431
Total Net Assets - 100.0%		$2,680,240

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $1,069,020)	9	$(17,155)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2014 Russell 2000 Index Swap,
Terminating 07/28/14[5]
(Notional Value $226,721)	190	$(2,335)
Barclays Bank plc
July 2014 Russell 2000 Index Swap,
Terminating 07/31/14[5]
(Notional Value $640,469)	537	(6,660)
Credit Suisse Capital, LLC
July 2014 Russell 2000 Index Swap,
Terminating 07/29/14[5]
(Notional Value $759,451)	637	(7,248)
(Total Notional Value
$1,626,641)		$(16,243)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
[6]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $1,208,511)	$1,208,150
Repurchase agreements, at value
(cost $1,192,659)	1,192,659
Total investments
(cost $2,401,170)	2,400,809
Segregated cash with broker	465,262
Receivables:
Dividends	819
Fund shares sold	46
Total assets	2,866,936
Liabilities:
Unrealized depreciation on swap agreements	16,243
Payable for:
Fund shares redeemed	137,701
Swap settlement	18,711
Variation margin	5,220
Management fees	2,508
Transfer agent and administrative fees	697
Investor service fees	697
Portfolio accounting fees	279
Miscellaneous	4,640
Total liabilities	186,696
Net assets	$2,680,240
Net assets consist of:
Paid in capital	$5,815,812
Accumulated net investment loss	(25,065)
Accumulated net realized loss on investments	(3,076,748)
Net unrealized depreciation on investments	(33,759)
Net assets	$2,680,240
Capital shares outstanding	86,790
Net asset value per share	$30.88

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$1,741
Interest	179
Total investment income	1,920

Expenses:
Management fees	13,829
Transfer agent and administrative fees	3,841
Investor service fees	3,841
Portfolio accounting fees	1,537
Professional fees	2,272
Custodian fees	180
Trustees’ fees*	145
Miscellaneous	1,340
Total expenses	26,985
Net investment loss	(25,065)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(401)
Swap agreements	(113,389)
Futures contracts	(25,327)
Net realized loss	(139,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(361)
Swap agreements	(13,385)
Futures contracts	(14,807)
Net change in unrealized appreciation (depreciation)	(28,553)
Net realized and unrealized loss	(167,670)
Net decrease in net assets resulting from operations	$(192,735)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(25,065)	$(52,839)
Net realized loss on investments	(139,117)	(1,298,628)
Net change in unrealized appreciation (depreciation) on investments	(28,553)	39,851
Net decrease in net assets resulting from operations	(192,735)	(1,311,616)

Capital share transactions:
Proceeds from sale of shares	34,290,890	78,340,122
Cost of shares redeemed	(33,483,895)	(78,708,662)
Net increase (decrease) from capital share transactions	806,995	(368,540)
Net increase (decrease) in net assets	614,260	(1,680,156)

Net assets:
Beginning of period	2,065,980	3,746,136
End of period	$2,680,240	$2,065,980
Accumulated net investment loss at end of period	$(25,065)	$—

Capital share activity:*
Shares sold	1,057,822	2,034,518
Shares redeemed	(1,034,527)	(2,050,618)
Net decrease in shares	23,295	(16,100)

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$32.54	$47.06	$57.52	$62.25	$86.02	$128.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.66)	(.90)	(1.08)	(1.23)	(1.68)
Net gain (loss) on investments (realized and unrealized)	(1.46)	(13.86)	(9.56)	(3.65)	(22.54)	(40.40)
Total from investment operations	(1.66)	(14.52)	(10.46)	(4.73)	(23.77)	(42.08)
Net asset value, end of period	$30.88	$32.54	$47.06	$57.52	$62.25	$86.02

Total Return[c]	(5.13%)	(30.85%)	(18.15%)	(7.61%)	(27.62%)	(32.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,680	$2,066	$3,746	$4,835	$5,647	$11,433
Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.69%)	(1.77%)	(1.77%)	(1.58%)	(1.60%)
Total expenses[d]	1.76%	1.74%	1.88%	1.82%	1.73%	1.73%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

FUND PROFILE (Unaudited)	June 30, 2014

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Visa, Inc. — Class A	4.1%
International Business Machines Corp.	3.5%
Goldman Sachs Group, Inc.	3.2%
3M Co.	2.8%
Chevron Corp.	2.5%
Boeing Co.	2.5%
United Technologies Corp.	2.2%
Caterpillar, Inc.	2.1%
Johnson & Johnson	2.0%
McDonald’s Corp.	2.0%
Top Ten Total	26.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 50.7%

INDUSTRIALS - 10.0%
3M Co.	3,521	$504,348
Boeing Co.	3,521	447,978
United Technologies Corp.	3,521	406,499
Caterpillar, Inc.	3,521	382,627
General Electric Co.	3,521	92,532
Total Industrials		1,833,984
INFORMATION TECHNOLOGY - 9.5%
Visa, Inc. — Class A	3,520	741,699
International Business Machines Corp.	3,521	638,252
Microsoft Corp.	3,521	146,826
Intel Corp.	3,521	108,799
Cisco Systems, Inc.	3,521	87,497
Total Information Technology		1,723,073
FINANCIALS - 8.0%
Goldman Sachs Group, Inc.	3,520	589,390
American Express Co.	3,521	334,037
Travelers Companies, Inc.	3,521	331,220
JPMorgan Chase & Co.	3,521	202,880
Total Financials		1,457,527
CONSUMER DISCRETIONARY - 6.7%
McDonald’s Corp.	3,521	354,705
Walt Disney Co.	3,521	301,891
Home Depot, Inc.	3,521	285,060
NIKE, Inc. — Class B	3,520	272,976
Total Consumer Discretionary		1,214,632
HEALTH CARE - 5.3%
Johnson & Johnson	3,521	368,367
UnitedHealth Group, Inc.	3,521	287,842
Merck & Company, Inc.	3,521	203,690
Pfizer, Inc.	3,521	104,503
Total Health Care		964,402
ENERGY - 4.5%
Chevron Corp.	3,521	459,667
Exxon Mobil Corp.	3,521	354,494
Total Energy		814,161
CONSUMER STAPLES - 3.8%
Procter & Gamble Co.	3,521	276,715
Wal-Mart Stores, Inc.	3,521	264,321
Coca-Cola Co.	3,521	149,150
Total Consumer Staples		690,186
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications, Inc.	3,521	172,282
AT&T, Inc.	3,521	124,503
Total Telecommunication Services		296,785
MATERIALS - 1.3%
EI du Pont de Nemours & Co.	3,521	230,414
Total Common Stocks
(Cost $7,707,445)		9,225,164
MUTUAL FUNDS†,4 - 11.6%
Guggenheim Strategy Fund I	84,199	2,100,771
Total Mutual Funds
(Cost $2,102,415)		2,100,771

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 22.0%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[2]	$1,850,708	1,850,708
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	555,680	555,680
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	531,892	531,892
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	526,433	526,433
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	526,433	526,433
Total Repurchase Agreements
(Cost $3,991,146)		3,991,146
Total Investments - 84.3%
(Cost $13,801,006)		$15,317,081
Other Assets & Liabilities, net - 15.7%		2,841,952
Total Net Assets - 100.0%		$18,159,033

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2014
DOW 2x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $5,273,730)	63	$7,247

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2014 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/14[3]
(Notional Value $13,702,071)	814	$(16,506)
Credit Suisse Capital, LLC
July 2014 Dow Jones Industrial
Average Index Swap,
Terminating 07/29/14[3]
(Notional Value $8,439,784)	502	(20,345)
(Total Notional Value
$22,141,855)		$(36,851)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $9,809,860)	$11,325,935
Repurchase agreements, at value
(cost $3,991,146)	3,991,146
Total investments
(cost $13,801,006)	15,317,081
Segregated cash with broker	1,252,225
Receivables:
Fund shares sold	1,855,345
Dividends	6,939
Interest	1
Total assets	18,431,591
Liabilities:
Unrealized depreciation on swap agreements	36,851
Payable for:
Fund shares redeemed	198,764
Management fees	12,236
Transfer agent and administrative fees	3,399
Investor service fees	3,399
Variation margin	1,690
Portfolio accounting fees	1,359
Miscellaneous	14,860
Total liabilities	272,558
Net assets	$18,159,033
Net assets consist of:
Paid in capital	$13,803,584
Accumulated net investment loss	(23,299)
Accumulated net realized gain on investments	2,892,277
Net unrealized appreciation on investments	1,486,471
Net assets	$18,159,033
Capital shares outstanding	103,060
Net asset value per share	$176.20

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$134,158
Interest	188
Total investment income	134,346

Expenses:
Management fees	81,487
Transfer agent and administrative fees	22,635
Investor service fees	22,635
Portfolio accounting fees	9,054
Professional fees	13,704
Custodian fees	1,058
Trustees’ fees*	895
Line of credit interest expense	62
Miscellaneous	6,115
Total expenses	157,645
Net investment loss	(23,299)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	110,616
Swap agreements	700,779
Futures contracts	216,621
Net realized gain	1,028,016
Net change in unrealized appreciation (depreciation) on:
Investments	(73,706)
Swap agreements	(148,378)
Futures contracts	(314,508)
Net change in unrealized appreciation (depreciation)	(536,592)
Net realized and unrealized gain	491,424
Net increase in net assets resulting from operations	$468,125

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(23,299)	$(55,945)
Net realized gain on investments	1,028,016	7,981,719
Net change in unrealized appreciation (depreciation) on investments	(536,592)	1,328,159
Net increase in net assets resulting from operations	468,125	9,253,933

Capital share transactions:
Proceeds from sale of shares	43,804,169	153,608,422
Cost of shares redeemed	(49,840,247)	(165,753,214)
Net decrease from capital share transactions	(6,036,078)	(12,144,792)
Net decrease in net assets	(5,567,953)	(2,890,859)

Net assets:
Beginning of period	23,726,986	26,617,845
End of period	$18,159,033	$23,726,986
Accumulated net investment loss at end of period	$(23,299)	$—

Capital share activity:
Shares sold	264,505	1,147,993
Shares redeemed	(301,036)	(1,263,178)
Net decrease in shares	(36,531)	(115,185)

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[e]
Per Share Data
Net asset value, beginning of period	$169.97	$104.48	$89.19	$81.76	$66.04	$48.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.40)	(.29)	(.14)	(.04)	.22
Net gain (loss) on investments (realized and unrealized)	6.44	65.89	15.58	7.57	16.25	17.57
Total from investment operations	6.23	65.49	15.29	7.43	16.21	17.79
Less distributions from:
Net investment income	—	—	—	—	(.49)	—
Total distributions	—	—	—	—	(.49)	—
Net asset value, end of period	$176.20	$169.97	$104.48	$89.19	$81.76	$66.04

Total Return[c]	3.67%	62.70%	17.15%	9.09%	24.58%	36.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,159	$23,727	$26,618	$19,124	$14,642	$19,859
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.29%)	(0.29%)	(0.16%)	(0.05%)	0.48%
Total expenses[d]	1.74%	1.72%	1.75%	1.78%	1.73%	1.75%
Portfolio turnover rate	44%	518%	999%	587%	129%	80%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE DOW 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,5 - 40.3%
Guggenheim Strategy Fund I	72,150	$1,800,151
Total Mutual Funds
(Cost $1,801,593)		1,800,151

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 26.9%
Federal Farm Credit Bank[1]
0.04% due 07/10/14	$1,000,000	999,990
0.04% due 07/22/14	200,000	199,995
Total Federal Farm Credit Bank		1,199,985
Total Federal Agency Discount Notes
(Cost $1,199,985)		1,199,985
REPURCHASE AGREEMENTS††,2 - 58.9%
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14[3]	887,298	887,298
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	452,820	452,820
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	433,435	433,435
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	428,987	428,987
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	428,987	428,987
Total Repurchase Agreements
(Cost $2,631,527)		2,631,527
Total Investments - 126.1%
(Cost $5,633,105)		$5,631,663
Other Assets & Liabilities, net - (26.1)%		(1,164,012)
Total Net Assets - 100.0%		$4,467,651

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $753,390)	9	$3,637

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
July 2014 Dow Jones
Industrial Average Index Swap,
Terminating 07/29/14[4]
(Notional Value $4,131,664)	246	$9,960
Barclays Bank plc
July 2014 Dow Jones Industrial
Average Index Swap,
Terminating 07/31/14[4]
(Notional Value $4,047,908)	241	5,062
(Total Notional Value
$8,179,572)		$15,022

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
[5]	Investment in a product that is related to the Advisor.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $3,001,578)	$3,000,136
Repurchase agreements, at value
(cost $2,631,527)	2,631,527
Total investments
(cost $5,633,105)	5,631,663
Segregated cash with broker	670,825
Unrealized appreciation on swap agreements	15,022
Receivables:
Variation margin	2,389
Swap settlement	2,182
Dividends	1,766
Interest	1
Total assets	6,323,848
Liabilities:
Payable for:
Fund shares redeemed	1,843,020
Management fees	4,285
Transfer agent and administrative fees	1,190
Investor service fees	1,190
Portfolio accounting fees	476
Miscellaneous	6,036
Total liabilities	1,856,197
Net assets	$4,467,651
Net assets consist of:
Paid in capital	$16,620,695
Accumulated net investment loss	(38,209)
Accumulated net realized loss on investments	(12,132,052)
Net unrealized appreciation on investments	17,217
Net assets	$4,467,651
Capital shares outstanding	110,928
Net asset value per share	$40.28

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$3,358
Interest	229
Total investment income	3,587

Expenses:
Management fees	21,441
Transfer agent and administrative fees	5,956
Investor service fees	5,956
Portfolio accounting fees	2,382
Professional fees	4,514
Custodian fees	279
Trustees’ fees*	266
Miscellaneous	1,002
Total expenses	41,796
Net investment loss	(38,209)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(31)
Swap agreements	(370,573)
Futures contracts	(16,487)
Net realized loss	(387,091)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,445)
Swap agreements	42,765
Futures contracts	5,543
Net change in unrealized appreciation (depreciation)	46,863
Net realized and unrealized loss	(340,228)
Net decrease in net assets resulting from operations	$(378,437)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(38,209)	$(105,609)
Net realized loss on investments	(387,091)	(3,511,852)
Net change in unrealized appreciation (depreciation) on investments	46,863	78,778
Net decrease in net assets resulting from operations	(378,437)	(3,538,683)

Capital Share Transactions:
Proceeds from sale of shares	70,582,140	197,472,063
Cost of shares redeemed	(68,313,526)	(196,503,619)
Net increase from capital share transactions	2,268,614	968,444
Net increase (decrease) in net assets	1,890,177	(2,570,239)

Net assets:
Beginning of period	2,577,474	5,147,713
End of period	$4,467,651	$2,577,474
Accumulated net investment loss at end of period	$(38,209)	$—

Capital share activity:*
Shares sold	1,652,103	3,523,713
Shares redeemed	(1,600,348)	(3,530,803)
Net increase (decrease) in shares	51,755	(7,090)

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:10 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$43.56	$77.69	$100.18	$137.41	$197.08	$356.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.94)	(1.38)	(2.07)	(2.74)	(4.68)
Net gain (loss) on investments (realized and unrealized)	(3.11)	(33.19)	(21.11)	(35.16)	(56.93)	(154.37)
Total from investment operations	(3.28)	(34.13)	(22.49)	(37.23)	(59.67)	(159.05)
Net asset value, end of period	$40.28	$43.56	$77.69	$100.18	$137.41	$197.08

Total Return[c]	(7.61%)	(43.89%)	(22.46%)	(27.07%)	(30.29%)	(44.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,468	$2,577	$5,148	$6,972	$15,045	$18,021
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.67%)	(1.64%)	(1.73%)	(1.59%)	(1.61%)
Total expenses[d]	1.75%	1.72%	1.75%	1.78%	1.74%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:10 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS†,4 - 10.6%
Guggenheim Strategy Fund I	72,152	$1,800,189
Total Mutual Funds
(Cost $1,800,991)		1,800,189

	Face
	Amount
U.S. GOVERNMENT SECURITIES† - 30.4%
U.S. Treasury Bond
3.37% due 05/15/44	$5,124,000	5,148,820
Total U.S. Government Securities
(Cost $5,027,179)		5,148,820
FEDERAL AGENCY DISCOUNT NOTES†† - 29.6%
Farmer Mac[1]
0.04% due 08/01/14	2,000,000	1,999,931
Federal Home Loan Bank[1]
0.04% due 07/07/14	1,000,000	999,993
Federal Farm Credit Bank[1]
0.04% due 07/10/14	1,000,000	999,990
Freddie Mac[2]
0.04% due 07/25/14	1,000,000	999,980
Total Federal Agency Discount Notes
(Cost $4,999,891)		4,999,894
REPURCHASE AGREEMENTS††,3 - 26.5%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	943,251	943,251
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	902,871	902,871
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	893,606	893,606
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	893,606	893,606
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	843,961	843,961
Total Repurchase Agreements
(Cost $4,477,295)		4,477,295
Total Investments - 97.1%
(Cost $16,305,356)		$16,426,198
Other Assets & Liabilities, net - 2.9%		493,962
Total Net Assets - 100.0%		$16,920,160

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury
Ultra Long Bond Futures Contracts
(Aggregate Value of
Contracts $17,506,125)	117	$65,480

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Investment in a product that is related to the Advisor.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $11,828,061)	$11,948,903
Repurchase agreements, at value
(cost $4,477,295)	4,477,295
Total investments
(cost $16,305,356)	16,426,198
Segregated cash with broker	339,300
Receivables:
Securities sold	1,306,297
Variation margin	40,219
Interest	33,294
Dividends	1,284
Total assets	18,146,592
Liabilities:
Payable for:
Fund shares redeemed	1,169,159
Management fees	8,485
Investor service fees	4,242
Transfer agent and administrative fees	3,394
Portfolio accounting fees	1,697
Miscellaneous	39,455
Total liabilities	1,226,432
Net assets	$16,920,160
Net assets consist of:
Paid in capital	$30,921,762
Accumulated net investment loss	(1,991)
Accumulated net realized loss on investments	(14,185,933)
Net unrealized appreciation on investments	186,322
Net assets	$16,920,160
Capital shares outstanding	432,677
Net asset value per share	$39.11

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Interest	$226,619
Dividends	2,275
Total investment income	228,894

Expenses:
Management fees	57,847
Transfer agent and administrative fees	23,139
Investor service fees	28,924
Portfolio accounting fees	11,569
Professional fees	24,333
Printing expenses	7,599
Trustees’ fees*	1,437
Custodian fees	1,355
Line of credit interest expense	277
Miscellaneous	(10,721)
Total expenses	145,759
Net investment income	83,135

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	664,051
Futures contracts	1,091,050
Net realized gain	1,755,101
Net change in unrealized appreciation (depreciation) on:
Investments	153,808
Futures contracts	126,362
Net change in unrealized appreciation (depreciation)	280,170
Net realized and unrealized gain	2,035,271
Net increase in net assets resulting from operations	$2,118,406

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$83,135	$268,795
Net realized gain (loss) on investments	1,755,101	(14,578,253)
Net change in unrealized appreciation (depreciation) on investments	280,170	(61,609)
Net increase (decrease) in net assets resulting from operations	2,118,406	(14,371,067)

Distributions to shareholders from:
Net investment income	(85,188)	(269,007)
Net realized gains	—	(1,912,921)
Total distributions to shareholders	(85,188)	(2,181,928)

Capital share transactions:
Proceeds from sale of shares	149,994,167	901,609,638
Distributions reinvested	85,188	2,181,928
Cost of shares redeemed	(145,186,143)	(898,394,307)
Net increase from capital share transactions	4,893,212	5,397,259
Net increase (decrease) in net assets	6,926,430	(11,155,736)

Net assets:
Beginning of period	9,993,730	21,149,466
End of period	$16,920,160	$9,993,730
Accumulated net investment loss/Undistributed net investment income at end of period	$(1,991)	$62

Capital share activity:*
Shares sold	4,064,046	21,723,277
Shares issued from reinvestment of distributions	2,313	61,521
Shares redeemed	(3,928,671)	(21,953,493)
Net increase (decrease) in shares	137,688	(168,695)

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,f]	2013[f]	2012[f]	2011[e,f]	2010[e,f]	2009[e,f]
Per Share Data
Net asset value, beginning of period	$33.88	$45.61	$59.16	$42.61	$39.55	$103.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.33	.42	.87	1.02	1.68
Net gain (loss) on investments (realized and unrealized)	5.23	(8.52)	1.96	16.55	3.00	(32.00)
Total from investment operations	5.34	(8.19)	2.38	17.42	4.02	(30.32)
Less distributions from:
Net investment income	(.11)	(.33)	(.42)	(.87)	(.96)	(1.68)
Net realized gains	—	(3.21)	(15.51)	—	—	(31.92)
Total distributions	(.11)	(3.54)	(15.93)	(.87)	(.96)	(33.60)
Net asset value, end of period	$39.11	$33.88	$45.61	$59.16	$42.61	$39.55

Total Return[c]	15.87%	(18.25%)	3.01%	41.52%	10.14%	(31.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,920	$9,994	$21,149	$41,258	$16,833	$24,092
Ratios to average net assets:
Net investment income (loss)	0.72%	0.78%	0.71%	1.81%	2.39%	2.29%
Total expenses[d]	1.26%	1.24%	1.28%	1.29%	1.25%	1.26%
Portfolio turnover rate	1,076%	3,661%	3,230%	2,585%	2,452%	1,694%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.
[f]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

FUND PROFILE (Unaudited)	June 30, 2014

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,5 - 21.6%
Guggenheim Strategy Fund I	120,248	$3,000,189
Total Mutual Funds
(Cost $3,000,991)		3,000,189

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 43.3%
Farmer Mac[1]
0.04% due 08/01/14	$2,000,000	1,999,931
Federal Home Loan Bank[1]
0.04% due 07/07/14	1,000,000	999,993
Federal Farm Credit Bank[1]
0.04% due 07/10/14	1,000,000	999,990
Freddie Mac[2]
0.04% due 07/25/14	1,000,000	999,981
Fannie Mae[2]
0.05% due 07/29/14	1,000,000	999,961
Total Federal Agency Discount Notes
(Cost $5,999,852)		5,999,856
REPURCHASE AGREEMENTS†† - 123.4%
Individual Repurchase Agreement[4]
Barclays Capital issued 06/30/14 at 0.01%
due 07/01/14 (secured by a
U.S. Treasury Bond, at a rate of 3.75%
and maturing 11/15/43 as collateral,
with a value of $11,597,688)
to be repurchased at $11,370,287	11,370,284	11,370,284
Joint Repurchase Agreements[3]
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	1,210,246	1,210,246
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	1,158,436	1,158,436
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	1,146,548	1,146,548
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	1,146,548	1,146,548
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	1,082,851	1,082,851
Total Repurchase Agreements
(Cost $17,114,913)		17,114,913
Total Investments - 188.3%
(Cost $26,115,756)		$26,114,958
U.S. GOVERNMENT SECURITIES SOLD SHORT† - (77.6)%
U.S. Treasury Bond
3.37% due 05/15/44	10,706,000	(10,757,857)
Total U.S. Government Securities Sold Short
(Proceeds $10,747,832)		(10,757,857)
Other Assets & Liabilities, net - (10.7)%		(1,489,958)
Total Net Assets - 100.0%		$13,867,143

		Unrealized
	Contracts	Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $3,591,000)	24	$2,399

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or portion of this security is pledged as short collateral at June 30, 2014.
[5]	Investment in a product that is related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $9,000,843)	$9,000,045
Repurchase agreements, at value
(cost $17,114,913)	17,114,913
Total investments
(cost $26,115,756)	26,114,958
Segregated cash with broker	69,600
Receivables:
Fund shares sold	6,486
Interest	3,454
Dividends	1,738
Total assets	26,196,236
Liabilities:
Securities sold short, at value
(proceeds $10,747,832)	10,757,857
Payable for:
Securities purchased	803,875
Fund shares redeemed	673,303
Management fees	10,116
Variation margin	8,250
Transfer agent and administrative fees	2,810
Investor service fees	2,810
Portfolio accounting fees	1,124
Miscellaneous	68,948
Total liabilities	12,329,093
Net assets	$13,867,143
Net assets consist of:
Paid in capital	$18,966,579
Accumulated net investment loss	(247,522)
Accumulated net realized loss on investments	(4,843,490)
Net unrealized depreciation on investments	(8,424)
Net assets	$13,867,143
Capital shares outstanding	299,152
Net asset value per share	$46.35

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Dividends	$2,730
Total investment income	2,730

Expenses:
Management fees	53,635
Transfer agent and administrative fees	14,899
Investor service fees	14,899
Portfolio accounting fees	5,959
Short interest expense	148,549
Custodian fees	708
Trustees’ fees*	681
Line of credit interest expense	35
Miscellaneous	10,887
Total expenses	250,252
Net investment loss	(247,522)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Futures contracts	(676,562)
Securities sold short	(914,934)
Net realized loss	(1,591,496)
Net change in unrealized appreciation (depreciation) on:
Investments	(803)
Securities sold short	(271,099)
Futures contracts	(65,660)
Net change in unrealized appreciation (depreciation)	(337,562)
Net realized and unrealized loss	(1,929,058)
Net decrease in net assets resulting from operations	$(2,176,580)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(247,522)	$(581,521)
Net realized gain (loss) on investments	(1,591,496)	2,107,318
Net change in unrealized appreciation (depreciation) on investments	(337,562)	113,915
Net increase (decrease) in net assets resulting from operations	(2,176,580)	1,639,712

Capital share transactions:
Proceeds from sale of shares	103,144,685	800,447,943
Cost of shares redeemed	(106,698,950)	(790,859,270)
Net increase (decrease) from capital share transactions	(3,554,265)	9,588,673
Net increase (decrease) in net assets	(5,730,845)	11,228,385

Net assets:
Beginning of period	19,597,988	8,369,603
End of period	$13,867,143	$19,597,988
Accumulated net investment loss at end of period	$(247,522)	$—

Capital share activity:*
Shares sold	2,097,996	16,383,173
Shares redeemed	(2,166,762)	(16,196,401)
Net increase (decrease) in shares	(68,766)	186,772

*	Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e]	2010[e]	2009[e]
Per Share Data
Net asset value, beginning of period	$53.27	$46.20	$49.27	$70.80	$81.19	$67.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.56)	(1.80)	(1.70)	(3.15)	(3.65)	(1.65)
Net gain (loss) on investments (realized and unrealized)	(6.36)	8.87	(1.37)	(18.38)	(6.74)	14.85
Total from investment operations	(6.92)	7.07	(3.07)	(21.53)	(10.39)	13.20
Net asset value, end of period	$46.35	$53.27	$46.20	$49.27	$70.80	$81.19

Total Return[c]	(12.94%)	15.26%	(6.19%)	(30.44%)	(12.81%)	19.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,867	$19,598	$8,370	$6,822	$17,181	$27,940
Ratios to average net assets:
Net investment income (loss)	(4.15%)	(3.56%)	(3.53%)	(4.83%)	(5.12%)	(2.09%)
Total expenses[d,f]	4.20%	3.59%	3.70%	4.89%	5.31%	2.23%
Portfolio turnover rate	896%	5,999%	6,326%	2,031%	3,555%	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.
[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the periods presented would be:

06/30/14	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
1.71%	1.69%	1.72%	1.76%	1.70%	1.71%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2014

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN — Federal Agency Discount Notes

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 71.9%
Fannie Mae[1]
0.08% due 07/14/14	$10,000,000	$9,999,711
0.08% due 07/09/14	5,000,000	4,999,911
Total Fannie Mae		14,999,622
Federal Home Loan Bank[2]
0.05% due 08/08/14	10,000,000	9,999,472
0.08% due 10/08/14	5,000,000	4,998,969
Total Federal Home Loan Banks		14,998,441
Freddie Mac[1]
0.06% due 10/17/14	10,000,000	9,998,200
Farmer Mac[2]
0.07% due 10/24/14	10,000,000	9,997,764
Federal Farm Credit Bank[2]
0.07% due 10/16/14	5,000,000	4,998,960
Total Federal Agency Discount Notes
(Cost $54,992,987)		54,992,987
REPURCHASE AGREEMENTS††,3 - 29.9%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	4,820,293	4,820,293
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	4,613,942	4,613,942
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	4,566,593	4,566,593
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	4,566,593	4,566,593
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	4,312,893	4,312,893
Total Repurchase Agreements
(Cost $22,880,314)		22,880,314
Total Investments - 101.8%
(Cost $77,873,301)		$77,873,301
Other Assets & Liabilities, net - (1.8)%		(1,356,843)
Total Net Assets - 100.0%		$76,516,458

††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2014

Assets:
Investments, at value
(cost $54,992,987)	$54,992,987
Repurchase agreements, at value
(cost $22,880,314)	22,880,314
Total investments
(cost $77,873,301)	77,873,301
Receivables:
Fund shares sold	271,985
Interest	12
Total assets	78,145,298
Liabilities:
Payable for:
Fund shares redeemed	1,505,794
Miscellaneous	123,046
Total liabilities	1,628,840
Net assets	$76,516,458
Net assets consist of:
Paid in capital	$76,516,450
Undistributed net investment income	8
Accumulated net realized gain on investments	—
Net unrealized appreciation on investments	—
Net assets	$76,516,458
Capital shares outstanding	76,536,052
Net asset value per share	$1.00

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2014

Investment Income:
Interest	$24,586
Total investment income	24,586

Expenses:
Management fees	240,262
Transfer agent and administrative fees	96,106
Investor service fees	120,131
Portfolio accounting fees	48,052
Professional fees	86,389
Custodian fees	5,616
Trustees’ fees*	5,347
Miscellaneous	2,071
Total expenses	603,974
Less:
Expenses waived by service company	(144,161)
Expenses waived by distributor	(120,133)
Expenses waived by Advisor	(315,113)
Total waived expenses	(579,407)
Net expenses	24,567
Net investment income	19
Net increase in net assets resulting from operations	$19

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment income	$19	$51
Net increase in net assets resulting from operations	19	51

Distributions to shareholders from:
Net investment income	(18)	(44)
Net realized gains	—	(981)
Total distributions to shareholders	(18)	(1,025)

Capital share transactions:
Proceeds from sale of shares	185,406,293	745,584,831
Distributions reinvested	18	1,025
Cost of shares redeemed	(207,545,194)	(777,910,560)
Net decrease from capital share transactions	(22,138,883)	(32,324,704)
Net decrease in net assets	(22,138,882)	(32,325,678)

Net assets:
Beginning of period	98,655,340	130,981,018
End of period	$76,516,458	$98,655,340
Undistributed net investment income at end of period	$8	$7

Capital share activity:
Shares sold	185,406,293	745,584,830
Shares issued from reinvestment of distributions	18	1,025
Shares redeemed	(207,545,194)	(777,910,560)
Net decrease in shares	(22,138,883)	(32,324,705)

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31
	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net realized gains	—	(—)[c]	(—)[c]	—	—	—
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%	0.00%	0.00%	0.00%	0.01%	0.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,516	$98,655	$130,981	$196,640	$207,782	$231,451
Ratios to average net assets:
Net investment income (loss)	— [b]	— [b]	— [b]	— [b]	0.01%	0.02%
Total expenses	1.26%	1.23%	1.27%	1.29%	1.25%	1.28%
Net expenses[e]	0.05%	0.07%	0.13%	0.09%	0.18%	0.54%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Less than 0.01%.
[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and U.S. Government Money Market Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

G. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.   Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date.

There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds, except U.S. Government Money Market Fund, use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.   Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4.   Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Nova Fund	$$30,170,538	$33,090	$3,551,070	$26,482	$—	$33,781,180
Inverse S&P 500® Strategy Fund	2,700,602	—	3,454,098	—	—	6,154,700
NASDAQ-100® Fund	62,965,618	89,761	5,653,200	95,051	—	68,803,630
Inverse NASDAQ-100® Strategy Fund	1,200,160	—	2,020,396	—	—	3,220,556
S&P 500® 2x Strategy Fund	19,099,065	136,190	5,109,506	23,780	—	24,368,541
NASDAQ-100® 2x Strategy Fund	33,827,728	136,189	5,643,549	271,452	—	39,878,918
Mid-Cap 1.5x Strategy Fund	8,478,411	97,212	2,975,964	64,744	—	11,616,331
Inverse Mid-Cap Strategy Fund	250,036	—	468,464	—	—	718,500
Russell 2000® 2x Strategy Fund	2,271,774	20,289	1,080,130	26,265	—	3,398,458
Russell 2000® 1.5x Strategy Fund	8,207,193	26,714	3,178,357	83,214	—	11,495,478
Inverse Russell 2000® Strategy Fund	655,159	—	1,745,650	—	—	2,400,809
Dow 2x Strategy Fund	11,325,935	7,247	3,991,146	—	—	15,324,328
Inverse Dow 2x Strategy Fund	1,800,151	3,637	3,831,512	15,022	—	5,650,322
Government Long Bond 1.2x Strategy Fund	6,949,009	65,480	9,477,189	—	—	16,491,678
Inverse Government Long Bond Strategy Fund	3,000,189	2,399	23,114,769	—	—	26,117,357
U.S. Government Money Market Fund	—	—	77,873,301	—	—	77,873,301

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Liabilities
Inverse S&P 500® Strategy Fund	$—	$—	$—	$8,954	$—	$8,954
Inverse NASDAQ-100® Strategy Fund	—	1,023	—	18,182	—	19,205
Inverse Mid-Cap Strategy Fund	—	7,093	—	4,456	—	11,549
Inverse Russell 2000® Strategy Fund	—	17,155	—	16,243	—	33,398
Dow 2x Strategy Fund	—	—	—	36,851	—	36,851
Inverse Government Long Bond Strategy Fund	10,757,857	—	—	—	—	10,757,857

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5.   Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$18,000,000	$18,000,015	05/15/43	$50,349,700	$18,360,013
RBC Capital Markets			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	18,000,000	18,000,015	11/15/22 - 11/15/41	31,188,900	18,360,636
Credit Suisse Group			U.S. Treasury Note
0.01%			1.75%
Due 07/01/14	23,642,810	23,642,817	05/15/23	25,371,800	24,115,692
Deutsche Bank			U.S. Treasury Note
0.03%			0.63%
Due 07/01/14	19,000,000	19,000,016	10/15/16	19,336,400	19,380,050
Mizuho Financial Group, Inc.			U.S. TIP Note
0.02%			0.13%
Due 07/01/14	18,186,633	18,186,643	04/15/16	12,622,400	13,922,538
			U.S. Treasury Strips
			0.00%
			08/15/16	4,679,800	4,627,901

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2014, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received
Mid-Cap 1.5x Strategy Fund	$31,199	$32,525
Russell 2000® 1.5x Strategy Fund	12,677	12,976

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$25,580	$25,580	08/31/18	$26,050	$26,304
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	18,849	18,849	10/31/20 - 11/15/43	15,629	16,050
			U.S. TIP Bond
			2.50%
			07/15/16	2,588	3,330
Deutsche Bank Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 07/01/14	1,072	1,072	01/15/30	977	543
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	281	287
			U.S. Treasury Bond
			6.25%
			05/15/30	191	272

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Nova Fund	x	x	x
Inverse S&P 500® Strategy Fund	x	x	-
NASDAQ-100® Fund	x	x	-
Inverse NASDAQ-100® Strategy Fund	x	x	-
S&P 500® 2x Strategy Fund	x	x	x
NASDAQ-100® 2x Strategy Fund	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	-
Russell 2000® 2x Strategy Fund	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	-
Dow 2x Strategy Fund	x	x	x
Inverse Dow 2x Strategy Fund	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	-

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short
Nova Fund	80%	—
Inverse S&P 500® Strategy Fund	—	100%
NASDAQ-100® Fund	30%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
S&P 500® 2x Strategy Fund	150%	—
NASDAQ-100® 2x Strategy Fund	125%	—
Mid-Cap 1.5x Strategy Fund	100%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 2x Strategy Fund	155%	—
Russell 2000® 1.5x Strategy Fund	100%	—
Inverse Russell 2000® Strategy Fund	—	100%
Dow 2x Strategy Fund	150%	—
Inverse Dow 2x Strategy Fund	—	200%
Government Long Bond 1.2x Strategy Fund	105%	—
Inverse Government Long Bond Strategy Fund	—	25%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2014:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Total Value at
	Equity	Equity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	2014
Nova Fund	$33,090	$26,482	$—	$59,572
NASDAQ-100® Fund	89,761	95,051	—	184,812
S&P 500® 2x Strategy Fund	136,190	23,780	—	159,970
NASDAQ-100® 2x Strategy Fund	136,189	271,452	—	407,641
Mid-Cap 1.5x Strategy Fund	97,212	64,744	—	161,956
Russell 2000® 2x Strategy Fund	20,289	26,265	—	46,554
Russell 2000® 1.5x Strategy Fund	26,714	83,214	—	109,928
Dow 2x Strategy Fund	7,247	—	—	7,247
Inverse Dow 2x Strategy Fund	3,637	15,022	—	18,659
Government Long Bond 1.2x Strategy Fund	—	—	65,480	65,480
Inverse Government Long Bond Strategy Fund	—	—	2,399	2,399

Liability Derivative Investments Value
	Futures	Swaps	Futures	Total Value at
	Equity	Equity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	2014
Inverse S&P 500® Strategy Fund	$—	$8,954	$—	$8,954
Inverse NASDAQ-100® Strategy Fund	1,023	18,182	—	19,205
Inverse Mid-Cap Strategy Fund	7,093	4,456	—	11,549
Inverse Russell 2000® Strategy Fund	17,155	16,243	—	33,398
Dow 2x Strategy Fund	—	36,851	—	36,851

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures
	Equity	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
Nova Fund	$366,885	$542,006	$—	$908,891
Inverse S&P 500® Strategy Fund	(39,496)	(822,662)	—	(862,158)
NASDAQ-100® Fund	187,774	534,919	—	722,693
Inverse NASDAQ-100® Strategy Fund	(3,007)	(332,827)	—	(335,834)
S&P 500® 2x Strategy Fund	845,848	1,346,217	—	2,192,065
NASDAQ-100® 2x Strategy Fund	283,458	606,269	—	889,727
Mid-Cap 1.5x Strategy Fund	152,005	166,769	—	318,774
Inverse Mid-Cap Strategy Fund	(4,620)	(73,511)	—	(78,131)
Russell 2000® 2x Strategy Fund	19,599	(66,371)	—	(46,772)
Russell 2000® 1.5x Strategy Fund	150,858	(1,057,130)	—	(906,272)
Inverse Russell 2000® Strategy Fund	(25,327)	(113,389)	—	(138,716)
Dow 2x Strategy Fund	216,621	700,779	—	917,400
Inverse Dow 2x Strategy Fund	(16,487)	(370,573)	—	(387,060)
Government Long Bond 1.2x Strategy Fund	—	—	1,091,050	1,091,050
Inverse Government Long Bond Strategy Fund	—	—	(676,562)	(676,562)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures
	Equity	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
Nova Fund	$(9,701)	$(48,292)	$—	$(57,993)
Inverse S&P 500® Strategy Fund	8,608	9,899	—	18,507
NASDAQ-100® Fund	88,514	87,207	—	175,721
Inverse NASDAQ-100® Strategy Fund	(1,023)	(5,315)	—	(6,338)
S&P 500® 2x Strategy Fund	74,694	(114,101)	—	(39,407)
NASDAQ-100® 2x Strategy Fund	121,708	110,385	—	232,093
Mid-Cap 1.5x Strategy Fund	(32,158)	10,795	—	(21,363)
Inverse Mid-Cap Strategy Fund	(7,093)	218	—	(6,875)
Russell 2000® 2x Strategy Fund	16,831	19,057	—	35,888
Russell 2000® 1.5x Strategy Fund	19,787	62,511	—	82,298
Inverse Russell 2000® Strategy Fund	(14,807)	(13,385)	—	(28,192)
Dow 2x Strategy Fund	(314,508)	(148,378)	—	(462,886)
Inverse Dow 2x Strategy Fund	5,543	42,765	—	48,308
Government Long Bond 1.2x Strategy Fund	—	—	126,362	126,362
Inverse Government Long Bond Strategy Fund	—	—	(65,660)	(65,660)

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

				Net Amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument	Recognized Assets[1]	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
Nova Fund	Swap equity contracts	$26,482	$ —	$26,482	$ —	$ —	$26,482
NASDAQ-100® Fund	Swap equity contracts	95,051	—	95,051	—	—	95,051
S&P 500® 2x	Swap equity contracts	23,780	—	23,780	—	—	23,780
Strategy Fund
NASDAQ-100® 2x	Swap equity contracts	271,452	—	271,452	—	—	271,452
Strategy Fund
Mid-Cap 1.5x	Swap equity contracts	64,744	—	64,744	—	—	64,744
Strategy Fund
Russell 2000® 2x	Swap equity contracts	26,265	—	26,265	—	—	26,265
Strategy Fund
Russell 2000® 1.5x	Swap equity contracts	83,214	—	83,214	—	—	83,214
Strategy Fund
Inverse Dow 2x	Swap equity contracts	15,022	—	15,022	—	—	15,022
Strategy Fund

				Net Amount of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statements of	on the Statements of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities[1]	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
Inverse S&P 500®	Swap equity contracts	$8,954	$ —	$8,954	$ —	$ —	$8,954
Strategy Fund
Inverse NASDAQ-100®	Swap equity contracts	18,182	—	18,182	—	—	18,182
Strategy Fund
Inverse Mid-Cap	Swap equity contracts	4,456	—	4,456	—	—	4,456
Strategy Fund
Inverse Russell 2000®	Swap equity contracts	16,243	—	16,243	—	—	16,243
Strategy Fund
Dow 2x Strategy Fund	Swap equity contracts	36,851	—	36,851	—	—	36,851

[1]	Exchange–traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statements of Assets and Liabilities.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$26,343,160	$7,414,599	$(36,151)	$7,378,448
Inverse S&P 500® Strategy Fund	6,156,864	—	(2,164)	(2,164)
NASDAQ-100® Fund	42,915,163	25,775,533	(71,878)	25,703,655
Inverse NASDAQ-100® Fund	3,221,518	—	(962)	(962)
S&P 500 2x Strategy Fund	19,420,231	4,799,199	(10,859)	4,788,340
NASDAQ-100® 2x Strategy Fund	34,313,358	5,281,298	(123,379)	5,157,919
Mid-Cap 1.5x Strategy Fund	8,954,981	2,523,544	(24,150)	2,499,394
Inverse Mid-Cap Strategy Fund	718,700	—	(200)	(200)
Russell 2000® 2x Strategy Fund	2,821,090	548,012	(17,198)	530,814
Russell 2000® 1.5x Strategy Fund	9,682,071	1,727,612	(24,133)	1,703,479
Inverse Russell 2000® Strategy Fund	2,401,170	—	(361)	(361)
Dow 2x Strategy Fund	14,034,200	1,307,206	(24,325)	1,282,881
Inverse Dow 2x Strategy Fund	5,633,105	1	(1,443)	(1,442)
Government Long Bond 1.2x Strategy Fund	16,407,300	20,366	(1,468)	18,898
Inverse Government Long Bond Strategy Fund	26,115,756	3	(801)	(798)
U.S. Government Money Market Fund	77,873,301	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

10. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$80,018,139	$86,790,757
Inverse S&P 500® Strategy Fund	—	—
NASDAQ-100® Fund	46,780,781	69,047,939
Inverse NASDAQ-100® Strategy Fund	—	—
S&P 500® 2x Strategy Fund	33,196,951	34,810,520
NASDAQ-100® 2x Strategy Fund	44,017,228	45,644,996
Mid-Cap 1.5x Strategy Fund	4,380,176	7,826,067
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	652,888	1,961,006
Russell 2000® 1.5x Strategy Fund	16,926,114	19,376,063
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	4,988,005	8,477,435
Inverse Dow 2x Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2014, the cost of purchases and proceeds from government securities were:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$129,395,115	$130,227,842
Inverse Government Long Bond Strategy Fund	69,944,098	75,715,857

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2014. The Funds did not have any borrowings under this agreement at June 30, 2014.

The average daily balances borrowed for the period ended June 30, 2014 were as follows:

Fund	Average Daily Balance
Nova Fund	$10,751
NASDAQ-100® Fund	13,436
S&P 500® 2x Strategy Fund	27,503
NASDAQ-100® 2x Strategy Fund	17,072
Russell 2000® 2x Strategy Fund	23,826
Russell 2000® 1.5x Strategy Fund	78,116
Inverse Russell 2000® Strategy Fund	78
Dow 2x Strategy Fund	9,868
Government Long Bond 1.2x Strategy Fund	44,007
Inverse Government Long Bond Strategy Fund	5,520

12. Reverse Share Splits

Effective January 24, 2014, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse NASDAQ-100® Strategy Fund	One–for–five reverse split
Inverse Mid-Cap Strategy Fund	One–for–three reverse split
Inverse Russell 2000® Strategy Fund	One–for–three reverse split
Inverse Dow 2x Strategy Fund	One–for–ten reverse split
Government Long Bond 1.2x Strategy Fund	One–for–three reverse split
Inverse Government Long Bond Strategy Fund	One–for–five reverse split

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

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On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on June 4, 2014, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and

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OTHER INFORMATION (Unaudited)(continued)

Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Amerigo, Clermont and Select Allocation Funds, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on May 15, 2014 (together, with the June 4 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) the level of the fees that the Adviser and Sub-Adviser charge compared with the fees charged to comparable funds or accounts by other investment advisers, giving special attention to the absence of breakpoints in these fees and the rationale provided by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with peer funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by

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OTHER INFORMATION (Unaudited)(concluded)

the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name, Address*	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
and Year of Birth	Length of Time Served	During Past 5 Years	by Trustee***	Trustee

INTERESTED TRUSTEE

Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002–2010).	214	Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present); Paragon Life Insurance Company of Indiana (2011–present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009– present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005–present).	131	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

			Number of	Other
	Position(s) Held with the		Portfolios in Fund	Directorships
Name, Address*	Trust, Term of Office and	Principal Occupation(s)	Complex Overseen	Held by
and Year of Birth	Length of Time Served	During Past 5 Years	by Trustee***	Trustee

INDEPENDENT TRUSTEES - concluded

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996–present).	131	Board of Directors of US Global Investors (GROW) (1995–present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962–present).	131	None.

Position(s) Held with
Name, Address*	the Trust, Term of Office and	Principal Occupation(s)
and Year of Birth	Length of Time Served	During Past 5 Years

OFFICERS

Donald C. Cacciapaglia (1951)	President (2012–present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002–2010).

Michael P. Byrum (1970)	Vice President (1999–present).	Current: Senior Vice President, Security Investors, LLC (2010–present); President and Chief Investment Officer, Rydex Holdings, LLC (2008– present); Director and Chairman, Advisory Research Center, Inc. (2006–present); Manager, Guggenheim Specialized Products, LLC (2005–present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009–2010) and Secretary (2002–2010), Rydex Fund Services, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors, LLC; Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010) and Secretary (2002–2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003–present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003–present); Senior Vice President, Security Investors, LLC (2010–present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009–present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009–present); Vice President, Rydex Holdings, LLC (2008–present).

Former: Senior Vice President, Security Global Investors, LLC (2010–2011); Senior Vice President, Rydex Advisors, LLC (2006–2011); Senior Vice President, Rydex Advisors II, LLC (2006–2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Position(s) Held with
Name, Address*	the Trust, Term of Office and	Principal Occupation(s)
and Year of Birth	Length of Time Served	During Past 5 Years

OFFICERS - concluded

Elisabeth Miller (1968)	Chief Compliance Officer (2012–present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012–present); Chief Compliance Officer, Security Investors, LLC (2012–present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (2014–present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009–2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006–present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009–present) and Secretary (2012–present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

***	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting (as defined n Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(b) Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 05, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 05, 2014

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date September 05, 2014

* Print the name and title of each signing officer under his or her signature.